Not FDIC Insured May Lose Value No Bank Guarantee
FIST-Q3PH

Statements of Investments
(unaudited)
Franklin Adjustable U.S. Government Securities Fund 2
Franklin Convertible Securities Fund 5
Franklin Equity Income Fund 10
Franklin Floating Rate Daily Access Fund 15
Franklin Low Duration Total Return Fund 29
Franklin Managed Income Fund 50
Franklin Total Return Fund 59
Notes to Statements of Investments 86

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Adjustable U.S. Government Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 9.5%
Diversified Financial Services 0.1%
a
GNMA , 2010-12 , FD , FRN , 0.691% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 844,788 $ 855,689
Thrifts & Mortgage Finance 9.4%
a
FHLMC ,
4988, AF, FRN, 0.442%, (1-month USD LIBOR + 0.35%), 10/15/37 ............. 8,507,702 8,549,459
343, F4, FRN, 0.442%, Strip, (1-month USD LIBOR + 0.35%), 10/15/37 ......... 8,579,831 8,674,516
4197, KF, FRN, 0.392%, (1-month USD LIBOR + 0.3%), 9/15/37 .............. 3,682,066 3,702,516
4107, KF, FRN, 0.482%, (1-month USD LIBOR + 0.39%), 6/15/38 ............. 4,386,354 4,420,979
4215, KF, FRN, 0.392%, (1-month USD LIBOR + 0.3%), 2/15/40 .............. 3,704,976 3,723,246
4845, QF, FRN, 0.393%, (1-month USD LIBOR + 0.3%), 12/15/48 ............. 7,548,154 7,584,298
4730, WF, FRN, 0.442%, (1-month USD LIBOR + 0.35%), 8/15/38 ............. 6,833,927 6,881,417
a
FNMA ,
2019-38, CF, FRN, 0.539%, (1-month USD LIBOR + 0.45%), 7/25/49 ........... 2,152,097 2,172,888
2020-54, WF, FRN, 0.542%, (1-month USD LIBOR + 0.45%), 8/25/50 .......... 8,263,194 8,293,609
2021-36, YF, FRN, 0.21%, (30-day SOFR Average + 0.2%), 6/25/61 ............ 9,544,454 9,548,330
63,551,258
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $64,273,347) ................
64,406,947
Mortgage-Backed Securities 82.5%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 13.6%
FHLMC, 1.86%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 1,889,747 1,990,052
FHLMC, 1.947%, (12-month USD LIBOR +/- MBS Margin), 9/01/35 .............. 3,071,235 3,215,846
FHLMC, 2.021%, (12-month USD LIBOR +/- MBS Margin), 10/01/43 ............. 4,273,084 4,517,241
FHLMC, 2.042%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 3,373,915 3,519,643
FHLMC, 2.146%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 4,007,697 4,238,908
FHLMC, 2.171%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 3,618,927 3,844,110
FHLMC, 2.189%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 8,353,595 8,878,014
FHLMC, 2.232%, (12-month USD LIBOR +/- MBS Margin), 11/01/40 ............. 2,049,583 2,179,410
FHLMC, 2.267%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 3,678,860 3,930,099
FHLMC, 2.291%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 4,141,622 4,389,532
FHLMC, 2.376%, (1-year CMT T-Note +/- MBS Margin), 3/01/35 ................ 2,110,361 2,249,943
FHLMC, 2.741%, (12-month USD LIBOR +/- MBS Margin), 1/01/44 .............. 4,233,572 4,460,365
FHLMC, 1.7% - 3.651%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 11/01/41 42,539,349 44,869,023
92,282,186
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.4%
FHLMC Pool, 15 Year, 2%, 7/01/36 ...................................... 34,186,131 35,510,162
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 21,169,846 22,450,321
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 18,370,277 19,459,807
77,420,290
b
Federal National Mortgage Association (FNMA) Adjustable Rate 49.5%
FNMA, 1.752%, (6-month USD LIBOR +/- MBS Margin), 12/01/34 ............... 2,533,445 2,634,322
FNMA, 1.825%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 3,076,412 3,228,905
FNMA, 1.923%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,026,241 2,137,961
FNMA, 1.991%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 3,830,886 4,040,113
FNMA, 2.006%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 ............... 2,267,022 2,393,593
FNMA, 2.021%, (12-month USD LIBOR +/- MBS Margin), 1/01/39 ............... 2,949,713 3,108,306
FNMA, 2.03%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ................ 2,033,454 2,145,854
FNMA, 2.046%, (12-month USD LIBOR +/- MBS Margin), 9/01/38 ............... 8,424,999 8,927,113
FNMA, 2.085%, (12-month USD LIBOR +/- MBS Margin), 4/01/47 ............... 33,102,327 35,026,939
FNMA, 2.09%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ................ 5,271,620 5,589,325
FNMA, 2.092%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 5,227,569 5,534,036
FNMA, 2.109%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 70,452,474 74,794,719
FNMA, 2.158%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,075,919 2,196,079

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 104 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.175%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 ............... $ 2,264,591 $ 2,402,165
FNMA, 2.196%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 2,896,432 3,062,799
FNMA, 2.282%, (1-year CMT T-Note +/- MBS Margin), 1/01/38 ................. 2,282,157 2,446,349
FNMA, 2.298%, (1-year CMT T-Note +/- MBS Margin), 6/01/36 ................. 1,949,739 2,076,975
FNMA, 2.332%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 8,613,284 9,185,262
FNMA, 2.648%, (12-month USD LIBOR +/- MBS Margin), 9/01/45 ............... 7,572,876 8,024,005
FNMA, 2.981%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 9,881,176 10,589,750
FNMA, 0.865% - 6.12%, (1-month USD LIBOR +/- MBS Margin), 8/01/21 - 5/01/48 .. 141,400,803 146,007,909
FNMA, 2.115% - 6.31%, (6-month H15BDI +/- MBS Margin), 12/01/21 - 11/01/34 .... 64,024 65,270
335,617,749
Federal National Mortgage Association (FNMA) Fixed Rate 7.9%
FNMA, 15 Year, 2%, 7/01/36 ........................................... 34,204,537 35,529,282
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 10,589,103 11,190,817
FNMA, 15 Year, 2.5%, 4/01/36 ......................................... 6,743,202 7,096,652
53,816,751
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 1.875% - 2.25%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 413,459 426,266
426,266
Total Mortgage-Backed Securities (Cost $557,042,299) ...........................
559,563,242
Total Long Term Investments (Cost $621,315,646) ...............................
623,970,189
a
a a a a
Short Term Investments 7.7%
Shares
a
Money Market Funds 5.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 33,934,610 33,934,610
Total Money Market Funds (Cost $33,934,610) ..................................
33,934,610
Principal
Amount
Repurchase Agreements 2.7%
e
Joint Repurchase Agreement, 0.026%, 8/02/21 (Maturity Value $17,998,676)
BNP Paribas Securities Corp. (Maturity Value $13,025,822)
Deutsche Bank Securities, Inc. (Maturity Value $1,809,407)
HSBC Securities (USA), Inc. (Maturity Value $3,163,447)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 4/20/41 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 2.25%,
4/30/24 (valued at $18,362,531) ....................................... 17,998,636 17,998,636
Total Repurchase Agreements (Cost $17,998,636) ...............................
17,998,636
Total Short Term Investments (Cost $51,933,246 ) ................................
51,933,246
a
Total Investments (Cost $673,248,892) 99.7% ...................................
$675,903,435
Other Assets, less Liabilities 0.3% .............................................
2,639,750
Net Assets 100.0% ...........................................................
$678,543,185

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 9 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Convertible Securities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 3.3%
Diversified Financial Services 1.8%
Equitable Holdings, Inc. ................................. United States 3,075,915 $ 94,953,496
Life Sciences Tools & Services 0.4%
a
Illumina, Inc. ......................................... United States 44,744 22,181,838
Machinery 0.7%
Fortive Corp. ......................................... United States 484,259 35,186,259
Multi-Utilities 0.4%
Sempra Energy ....................................... United States 152,501 19,924,256
Total Common Stocks (Cost $150,040,624) .....................................
172,245,849
Convertible Preferred Stocks 20.7%
Auto Components 1.9%
Aptiv plc, 5.5%, A ..................................... United States 530,000 99,512,800
Capital Markets 2.2%
KKR & Co., Inc., 6%, C ................................. United States 1,360,000 112,934,400
Chemicals 1.2%
International Flavors & Fragrances, Inc., 6% ................. United States 1,192,242 60,732,808
Electric Utilities 3.4%
American Electric Power Co., Inc., 6.125% .................. United States 440,000 22,118,800
American Electric Power Co., Inc., 6.125% .................. United States 600,000 31,842,000
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 56,474,000
PG&E Corp., 5.5% .................................... United States 430,000 38,880,600
Southern Co. (The), 6.75%, 2019 ......................... United States 550,000 28,517,500
177,832,900
Food Products 1.4%
Bunge Ltd., 4.875% ................................... United States 630,000 74,365,200
Health Care Equipment & Supplies 2.5%
Danaher Corp., 4.75%, A ................................ United States 54,000 107,608,500
Danaher Corp., 5%, B .................................. United States 14,045 22,508,657
130,117,157
Health Care Technology 0.4%
Change Healthcare, Inc., 6% ............................. United States 300,000 21,807,000
Life Sciences Tools & Services 1.8%
Avantor , Inc., 6.25%, A ................................. United States 820,000 94,833,000
Multi-Utilities 1.7%
DTE Energy Co., 6.25% ................................ United States 800,000 41,040,000
NiSource, Inc., 7.75% .................................. United States 450,000 47,430,000
88,470,000
Semiconductors & Semiconductor Equipment 2.1%
Broadcom, Inc., 8%, A .................................. United States 71,100 109,802,574
Water Utilities 0.9%
Essential Utilities, Inc., 6% .............................. United States 770,000 46,700,500
Wireless Telecommunication Services 1.2%
a,b
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 48,000 60,285,120
a
Total Convertible Preferred Stocks (Cost $797,467,872) ..........................
1,077,393,459

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 71.8%
Biotechnology 3.3%
Insmed , Inc. , Senior Note , 0.75% , 6/01/28 ................... United States 46,000,000 $ 46,920,000
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 ....... United States 21,000,000 14,284,200
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ...... United States 44,750,000 58,121,300
b
PTC Therapeutics, Inc. , Senior Note , 144A, 1.5% , 9/15/26 ....... United States 48,000,000 50,203,200
169,528,700
Communications Equipment 1.5%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 53,258,221
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 27,062,500
80,320,721
Energy Equipment & Services 0.5%
b
Oil States International, Inc. , Senior Note , 144A, 4.75% , 4/01/26 .. United States 28,000,000 26,243,928
Entertainment 3.5%
iQIYI , Inc. ,
Senior Note, 3.75%, 12/01/23 .......................... China 40,000,000 38,676,000
Senior Note, 2%, 4/01/25 ............................. China 26,000,000 22,139,000
Sea Ltd. , Senior Note , 2.375% , 12/01/25 .................... Taiwan 26,000,000 80,969,200
b
Zynga, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/26 ........... United States 37,000,000 38,873,125
180,657,325
Equity Real Estate Investment Trusts (REITs) 0.6%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 ......... United States 26,000,000 29,107,000
Health Care Equipment & Supplies 4.1%
DexCom , Inc. , Senior Note , 0.25% , 11/15/25 ................. United States 79,000,000 89,961,250
b
Haemonetics Corp. , Senior Note , 144A, Zero Cpn ., 3/01/26 ...... United States 37,500,000 32,150,267
Insulet Corp. , Senior Note , 0.375% , 9/01/26 ................. United States 65,000,000 90,065,625
212,177,142
Health Care Providers & Services 0.8%
b
Accolade, Inc. , Senior Note , 144A, 0.5% , 4/01/26 ............. United States 19,000,000 22,254,700
b
Guardant Health, Inc. , Senior Note , 144A, Zero Cpn ., 11/15/27 ... United States 20,000,000 21,625,000
43,879,700
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc. ,
Senior Note, 0.9%, 9/15/21 ............................ United States 37,500,000 40,125,000
Senior Note, 0.75%, 5/01/25 ........................... United States 19,000,000 26,924,811
b
Vail Resorts, Inc. , Senior Note , 144A, Zero Cpn ., 1/01/26 ........ United States 48,000,000 48,420,000
115,469,811
Interactive Media & Services 3.5%
Snap, Inc. ,
Senior Note, 0.75%, 8/01/26 ........................... United States 7,400,000 24,313,625
b
Senior Note, 144A, Zero Cpn ., 5/01/27 ................... United States 46,000,000 53,038,000
Weibo Corp. , Senior Note , 1.25% , 11/15/22 .................. China 53,000,000 50,615,000
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ............... United States 31,500,000 56,322,000
184,288,625
Internet & Direct Marketing Retail 5.6%
b
Etsy, Inc. , Senior Note , 144A, 0.125% , 9/01/27 ............... United States 80,000,000 96,400,000
Pinduoduo , Inc. , Senior Note , Zero Cpn ., 12/01/25 ............ China 93,000,000 86,257,500
b
RealReal , Inc. (The) , Senior Note , 144A, 1% , 3/01/28 .......... United States 30,000,000 26,427,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Internet & Direct Marketing Retail (continued)
b
Wayfair, Inc. , Senior Note , 144A, 0.625% , 10/01/25 ............ United States 85,000,000 $ 82,875,000
291,959,500
IT Services 7.6%
Okta , Inc. , Senior Note , 0.125% , 9/01/25 .................... United States 73,000,000 106,543,500
b
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn ., 2/01/26 .... United States 19,000,000 19,023,750
b
Shift4 Payments, Inc. ,
Senior Note, 144A, Zero Cpn ., 12/15/25 .................. United States 36,000,000 46,890,000
Senior Note, 144A, 0.5%, 8/01/27 ....................... United States 35,000,000 36,421,875
b
Square, Inc. ,
Senior Note, 144A, Zero Cpn ., 5/01/26 ................... United States 39,500,000 45,054,688
Senior Note, 144A, 0.25%, 11/01/27 ..................... United States 45,000,000 53,212,500
Wix.com Ltd. ,
Senior Note, Zero Cpn ., 7/01/23 ........................ Israel 34,800,000 73,549,800
b
Senior Note, 144A, Zero Cpn ., 8/15/25 ................... Israel 15,400,000 16,855,300
397,551,413
Life Sciences Tools & Services 0.8%
c
Illumina, Inc. , Senior Note , Zero Cpn ., 8/15/23 ................ United States 25,750,000 32,670,312
NeoGenomics , Inc. , Senior Note , 0.25% , 1/15/28 ............. United States 9,500,000 9,375,313
42,045,625
Machinery 0.8%
Fortive Corp. , Senior Note , 0.875% , 2/15/22 ................. United States 40,270,000 40,511,620
Media 3.8%
b
Cable One, Inc. ,
Senior Note, 144A, Zero Cpn ., 3/15/26 ................... United States 48,750,000 48,676,875
Senior Note, 144A, 1.125%, 3/15/28 ..................... United States 26,250,000 26,712,535
b
Liberty Broadband Corp. ,
Senior Bond, 144A, 1.25%, 9/30/50 ...................... United States 57,000,000 58,083,000
Senior Bond, 144A, 2.75%, 9/30/50 ...................... United States 34,500,000 37,126,109
Liberty Media Corp. , Senior Note , 1.375% , 10/15/23 ........... United States 21,200,000 28,269,660
198,868,179
Metals & Mining 1.5%
b
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 60,000,000 75,327,099
Pharmaceuticals 2.3%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 43,032,183
Senior Note, 2%, 6/15/26 ............................. United States 35,000,000 45,500,000
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 ....... United States 27,000,000 31,308,468
119,840,651
Road & Rail 2.4%
Lyft, Inc. , Senior Note , 1.5% , 5/15/25 ....................... United States 61,000,000 97,661,000
b
Uber Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/25 .. United States 30,000,000 29,415,000
127,076,000
Semiconductors & Semiconductor Equipment 4.0%
b
MACOM Technology Solutions Holdings, Inc. , Senior Note , 144A,
0.25% , 3/15/26 ..................................... United States 31,000,000 32,201,250
Microchip Technology, Inc. , Senior Sub. Bond , 1.625% , 2/15/27 ... United States 39,750,000 85,041,150

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. , Senior Note , 0.625% , 6/15/25 ........ United States 68,000,000 $ 92,439,200
209,681,600
Software 19.9%
Alteryx , Inc. ,
Senior Note, 0.5%, 8/01/24 ............................ United States 20,000,000 19,012,000
Senior Note, 1%, 8/01/26 ............................. United States 20,000,000 18,526,000
Atlassian , Inc. , Senior Note , 0.625% , 5/01/23 ................ United States 21,500,000 85,689,490
b
Bill.com Holdings, Inc. , Senior Note , 144A, Zero Cpn ., 12/01/25 ... United States 66,000,000 96,112,500
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 ................. United States 9,500,000 15,538,437
Coupa Software, Inc. , Senior Note , 0.375% , 6/15/26 ........... United States 74,000,000 79,439,000
b
DocuSign, Inc. , Senior Note , 144A, Zero Cpn ., 1/15/24 ......... United States 76,000,000 81,358,000
Envestnet , Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 51,500,000 63,087,500
b
Senior Note, 144A, 0.75%, 8/15/25 ...................... United States 11,500,000 11,442,500
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 ......... United States 44,000,000 52,057,500
HubSpot , Inc. , Senior Note , 0.375% , 6/01/25 ................. United States 55,500,000 119,429,063
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 .......... United States 43,000,000 66,542,500
b
Q2 Holdings, Inc. , Senior Note , 144A, 0.125% , 11/15/25 ........ United States 56,000,000 56,029,411
Splunk , Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 27,253,125
Senior Note, 1.125%, 6/15/27 .......................... United States 6,500,000 6,353,750
Workday, Inc. , Senior Note , 0.25% , 10/01/22 ................. United States 57,500,000 93,328,250
Workiva , Inc. , Senior Note , 1.125% , 8/15/26 ................. United States 22,000,000 38,114,376
Zendesk , Inc. , Senior Note , 0.625% , 6/15/25 ................. United States 80,000,000 109,448,000
1,038,761,402
Specialty Retail 3.1%
Burlington Stores, Inc. , Senior Note , 2.25% , 4/15/25 ........... United States 53,000,000 86,853,750
RH , Senior Note , Zero Cpn ., 9/15/24 ....................... United States 24,000,000 75,257,854
162,111,604
Total Convertible Bonds (Cost $2,984,953,905) ..................................
3,745,407,645
Total Long Term Investments (Cost $3,932,462,401) .............................
4,995,046,953
a
Short Term Investments 4.6%
a a
Country Shares
a
Value
a
Money Market Funds 4.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 216,952,205 216,952,205
Total Money Market Funds (Cost $216,952,205) .................................
216,952,205
Investments from Cash Collateral Received for
Loaned Securities 0.5%
a a a a a
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 19,930,000 19,930,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 104 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
f
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $4,209,357)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$4,293,529) ........................................ 4,209,339 $ 4,209,339
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $24,139,339) ...........................................................
24,139,339
Total Short Term Investments (Cost $241,091,544 ) ...............................
241,091,544
a
Total Investments (Cost $4,173,553,945) 100.4% ................................
$5,236,138,497
Other Assets, less Liabilities (0.4)% ...........................................
(24,584,007)
Net Assets 100.0% ...........................................................
$5,211,554,490
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $1,328,737,732, representing 25.5% of net assets.
c
A portion or all of the security is on loan at July 31, 2021.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Equity Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.5%
Aerospace & Defense 3.7%
Lockheed Martin Corp. ................................. United States 82,000 $ 30,476,940
Raytheon Technologies Corp. ............................ United States 1,128,500 98,123,075
128,600,015
Air Freight & Logistics 2.5%
United Parcel Service, Inc., B ............................ United States 450,000 86,112,000
Banks 9.9%
Bank of America Corp. ................................. United States 2,740,000 105,106,400
Citigroup, Inc. ........................................ United States 780,000 52,743,600
JPMorgan Chase & Co. ................................. United States 895,000 135,843,100
Truist Financial Corp. .................................. United States 875,000 47,626,250
341,319,350
Beverages 3.7%
Coca-Cola Co. (The) ................................... United States 1,150,000 65,584,500
PepsiCo, Inc. ........................................ United States 388,000 60,896,600
126,481,100
Capital Markets 8.4%
Apollo Global Management, Inc. .......................... United States 825,000 48,559,500
Ares Management Corp. ................................ United States 830,000 59,436,300
BlackRock, Inc. ....................................... United States 61,800 53,591,106
Morgan Stanley ....................................... United States 1,350,000 129,573,000
291,159,906
Chemicals 3.6%
BASF SE ........................................... Germany 355,000 27,896,552
Huntsman Corp. ...................................... United States 1,320,000 34,861,200
Linde plc ............................................ United Kingdom 95,500 29,355,745
Sherwin-Williams Co. (The) .............................. United States 113,500 33,031,905
125,145,402
Commercial Services & Supplies 1.6%
Republic Services, Inc. ................................. United States 467,000 55,274,120
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 375,000 20,763,750
Diversified Telecommunication Services 1.4%
TELUS Corp. ........................................ Canada 645,000 14,321,274
Verizon Communications, Inc. ............................ United States 615,000 34,304,700
48,625,974
Electric Utilities 6.1%
Duke Energy Corp. .................................... United States 888,500 93,390,235
Entergy Corp. ........................................ United States 285,000 29,332,200
NextEra Energy, Inc. ................................... United States 961,250 74,881,375
Xcel Energy, Inc. ...................................... United States 185,000 12,626,250
210,230,060
Electrical Equipment 2.5%
Eaton Corp. plc ....................................... United States 346,500 54,764,325
Emerson Electric Co. .................................. United States 305,000 30,771,450
85,535,775
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 240,000 30,729,600

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage ....................................... United States 44,000 $ 13,749,120
44,478,720
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 300,500 42,836,275
Health Care Equipment & Supplies 2.9%
Medtronic plc ........................................ United States 753,500 98,942,085
Health Care Providers & Services 2.6%
HCA Healthcare, Inc. ................................... United States 165,000 40,953,000
UnitedHealth Group, Inc. ................................ United States 115,000 47,405,300
88,358,300
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ..................................... United States 223,000 54,124,330
Household Products 2.4%
Procter & Gamble Co. (The) ............................. United States 595,000 84,626,850
Insurance 0.5%
Arthur J Gallagher & Co. ................................ United States 131,500 18,319,265
IT Services 1.3%
Fidelity National Information Services, Inc. ................... United States 133,000 19,823,650
Visa, Inc., A .......................................... United States 100,000 24,639,000
44,462,650
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. ............................ United States 34,000 18,360,340
Machinery 2.2%
Fortive Corp. ......................................... United States 462,508 33,605,831
Illinois Tool Works, Inc. ................................. United States 100,000 22,667,000
Stanley Black & Decker, Inc. ............................. United States 92,500 18,227,125
74,499,956
Media 1.9%
Comcast Corp., A ..................................... United States 1,125,000 66,183,750
Multiline Retail 2.8%
Target Corp. ......................................... United States 372,500 97,241,125
Oil, Gas & Consumable Fuels 4.8%
Canadian Natural Resources Ltd. ......................... Canada 715,000 23,609,300
Chevron Corp. ....................................... United States 707,000 71,979,670
Royal Dutch Shell plc, ADR, A ............................ Netherlands 890,000 36,151,800
Suncor Energy, Inc. .................................... Canada 1,800,000 35,334,000
167,074,770
Pharmaceuticals 5.0%
Johnson & Johnson ................................... United States 641,500 110,466,300
Merck & Co., Inc. ..................................... United States 240,000 18,448,800
Pfizer, Inc. ........................................... United States 990,000 42,381,900
171,297,000
Road & Rail 1.4%
Norfolk Southern Corp. ................................. United States 192,300 49,580,709
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc. ....................................... United States 43,500 21,114,900

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................................. United States 233,000 $ 44,414,460
65,529,360
Software 2.1%
Microsoft Corp. ....................................... United States 138,500 39,460,035
Oracle Corp. ......................................... United States 370,000 32,241,800
71,701,835
Specialty Retail 2.5%
Lowe's Cos., Inc. ...................................... United States 250,000 48,172,500
TJX Cos., Inc. (The) ................................... United States 560,000 38,533,600
86,706,100
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. .......................................... United States 133,000 19,399,380
Total Common Stocks (Cost $1,793,818,119) ....................................
2,882,970,252
Equity-Linked Securities 8.5%
Banks 0.8%
a
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 902,000 26,421,578
Chemicals 0.6%
a
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 80,150 21,847,633
Electrical Equipment 0.5%
a
Royal Bank of Canada into Eaton Corp. plc, 144A, 7%, 8/30/21 ... United States 118,600 16,785,490
Equity Real Estate Investment Trusts (REITs) 0.7%
a
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 660,000 22,987,795
Food & Staples Retailing 0.7%
a
Citigroup Global Markets Holdings, Inc. into Tesco plc, 144A, 6.5%,
1/10/22 ........................................... United Kingdom 149,700 23,896,922
Health Care Providers & Services 0.8%
a
Royal Bank of Canada into HCA Healthcare, Inc., Senior Note , 144A,
6%, 7/15/22 ........................................ United States 130,400 29,343,687
Internet & Direct Marketing Retail 0.9%
a
Credit Suisse AG into Amazon.com, Inc., 144A, 5%, 4/22/22 ..... United States 9,650 31,852,514
IT Services 0.9%
a
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 70,500 16,244,716
a
Royal Bank of Canada into Fidelity National Information Services,
Inc., 144A, 5%, 5/27/22 ............................... United States 109,700 16,338,383
32,583,099
Life Sciences Tools & Services 0.7%
a
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 4.5%,
8/05/22 ........................................... United States 43,000 22,550,672
Machinery 0.8%
a
Credit Suisse AG into Stanley Black & Decker, Inc., 144A, 6.5%,
3/31/22 ........................................... United States 133,000 26,316,002
Multiline Retail 0.5%
a
Barclays Bank plc into Dollar Tree, Inc., 144A, 5.5%, 1/14/22 ..... United States 185,800 18,921,245

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Specialty Retail 0.6%
a
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
144A, 6.5%, 9/14/21 ................................. United States 321,500 $ 20,954,928
Total Equity-Linked Securities (Cost $270,692,981) ..............................
294,461,565
Convertible Preferred Stocks 6.0%
Capital Markets 0.5%
KKR & Co., Inc., 6%, C ................................. United States 220,000 18,268,800
Health Care Equipment & Supplies 3.2%
b
Becton Dickinson and Co., 6%, B ......................... United States 636,500 35,784,030
Boston Scientific Corp., 5.5%, A .......................... United States 180,000 22,114,800
Danaher Corp., 4.75%, A ................................ United States 22,500 44,836,875
Danaher Corp., 5%, B .................................. United States 5,552 8,897,691
111,633,396
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc., 8%, A .................................. United States 31,500 48,646,710
Water Utilities 0.9%
Essential Utilities, Inc., 6% .............................. United States 475,000 28,808,750
Total Convertible Preferred Stocks (Cost $163,424,921) ..........................
207,357,656
Total Long Term Investments (Cost $2,227,936,021) .............................
3,384,789,473
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 61,265,300 61,265,300
Total Money Market Funds (Cost $61,265,300) ..................................
61,265,300
Investments from Cash Collateral Received for
Loaned Securities 0.2%
a a a a a
Money Market Funds 0.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,965,000 5,965,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
e
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $1,492,194)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$1,522,033) ........................................ 1,492,188 1,492,188
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,457,188) ............................................................
7,457,188
Total Short Term Investments (Cost $68,722,488 ) ................................
68,722,488
a
Total Investments (Cost $2,296,658,509) 100.0% ................................
$3,453,511,961
Other Assets, less Liabilities (0.0)%
†
...........................................
(662,718)
Net Assets 100.0% ...........................................................
$3,452,849,243

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 104 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $294,461,565, representing 8.5% of net assets.
b
A portion or all of the security is on loan at July 31, 2021.
c
See Note 9 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Floating Rate Daily Access Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 3.4%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 $ 671,651
Machinery 0.9%
a
UTEX Industries, Inc. .................................. United States 261,340 11,498,960
Paper & Forest Products 2.4%
a,b,c,d
Appvion Operations, Inc. ................................ United States 1,219,956 29,876,200
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 —
Total Common Stocks (Cost $40,046,446) ......................................
42,046,811
Management Investment Companies 3.4%
Capital Markets 3.4%
e
Franklin Floating Rate Income Fund ....................... United States 4,630,114 36,624,200
f
Invesco Senior Loan ETF ............................... United States 280,416 6,177,565
42,801,765
Total Management Investment Companies (Cost $51,562,905) ....................
42,801,765
Preferred Stocks 0.2%
Hotels, Restaurants & Leisure 0.2%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 2,045,055
a
Total Preferred Stocks (Cost $919,936) .........................................
2,045,055
Rights
Rights 0.1%
Energy Equipment & Services 0.1%
a,b,g
Fieldwood Energy, Inc., 2/20/49 ........................... United States 26,230 1,456,552
Total Rights (Cost $1,456,589) ................................................
1,456,552
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 634 1,099
Total Warrants (Cost $—) .....................................................
1,099
Principal
Amount
*
Corporate Bonds 4.7%
Airlines 1.1%
h
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 5,800,000 6,075,500
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,000,000 6,453,440
h
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 585,000 602,626
13,131,566
Chemicals 0.3%
h
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 3,906,396
Construction Materials 0.3%
h
Cemex SAB de CV , Senior Secured Bond , 144A, 5.2% , 9/17/30 .. Mexico 3,875,000 4,251,728

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.2%
h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 2,500,000 $ 2,500,000
Diversified Telecommunication Services 0.2%
h
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 2,000,000 2,017,320
Hotels, Restaurants & Leisure 0.1%
h
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 500,000 534,390
Independent Power and Renewable Electricity Producers 0.1%
h
Talen Energy Supply LLC , Senior Secured Note , 144A, 6.625% ,
1/15/28 ........................................... United States 1,556,000 1,384,895
Media 0.5%
h
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 5,300,000 3,080,625
h
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 1,900,000 1,846,163
h
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,582,685
6,509,473
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ... United States 2,400,000 2,536,824
Road & Rail 1.6%
h
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 500,000 501,250
b,i
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 21,096,262 19,870,734
20,371,984
Wireless Telecommunication Services 0.1%
h
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,419,389
Total Corporate Bonds (Cost $62,057,699) ......................................
58,563,965
a
j
Senior Floating Rate Interests 82.9%
Aerospace & Defense 1.6%
AI Convoy (Luxembourg) SARL, USD Term Loan, B, 4.5%, (6-month
USD LIBOR + 3.5%), 1/18/27 ........................... Luxembourg 3,612,415 3,614,293
i
Alloy FinCo Ltd., Term Loan, B, 14%, PIK, (3-month USD LIBOR +
0.5%), 3/06/25 ...................................... United Kingdom 8,047,570 7,725,668
Dynasty Acquisition Co., Inc.,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 5,342,454 5,175,502
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,872,287 2,782,528
19,297,991
a a a a a a
Air Freight & Logistics 0.4%
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 4.5%,
(1-month USD LIBOR + 3.75%), 3/24/26 .................. United States 4,370,428 4,371,805
Airlines 2.6%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan, 5.5%, (3-month USD LIBOR + 4.75%), 4/20/28 ......... United States 3,548,233 3,653,350
g,k
Air Canada, Term Loan, B, TBD, 7/27/28 .................... Canada 2,728,682 2,736,650

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Airlines (continued)
Allegiant Travel Co., Replacement Term Loan, 3.156%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 3,051,875 $ 3,029,932
American Airlines, Inc.,
2017 Term Loan, B, 2.093%, (1-month USD LIBOR + 2%),
12/15/23 .......................................... United States 1,979,381 1,936,825
2018 Replacement Term Loan, 1.836%, (1-month USD LIBOR +
1.75%), 6/27/25 ..................................... United States 2,622,959 2,450,276
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(3-month USD LIBOR + 3.75%), 10/20/27 ................. United States 4,371,107 4,623,670
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 10,043,178 9,720,290
United AirLines , Inc., Term Loan, B, 4.5%, (1-month USD LIBOR +
3.75%), 4/21/28 ..................................... United States 3,540,234 3,551,085
31,702,078
a a a a a a
Auto Components 2.1%
Adient US LLC, Term Loan, B1, 3.592%, (1-month USD LIBOR +
3.5%), 4/10/28 ...................................... United States 6,500,000 6,503,250
Clarios Global LP, First Lien, Amendment No. 1 Dollar Term Loan,
3.342%, (1-month USD LIBOR + 3.25%), 4/30/26 ............ United States 5,588,936 5,554,005
First Brands Group LLC, First Lien, 2021 Term Loan, 6%, (3-month
USD LIBOR + 5%), 3/30/27 ............................ United States 4,531,506 4,589,578
Highline Aftermarket Acquisition LLC, First Lien, Initial Term Loan,
5.25%, (3-month USD LIBOR + 4.5%), 11/09/27 ............. United States 2,641,853 2,652,856
TI Group Automotive Systems LLC, Refinancing US Term Loan,
3.75%, (3-month USD LIBOR + 3.25%), 12/16/26 ............ United States 2,192,418 2,195,159
Truck Hero, Inc., Initial Term Loan, 4.5%, (1-month USD LIBOR +
3.75%), 1/31/28 ..................................... United States 4,946,375 4,937,422
26,432,270
a a a a a a
Automobiles 0.7%
g
American Trailer World Corp., First Lien, Initial Term Loan, 4.5%,
(1-month USD LIBOR + 3.75%), 3/03/28 .................. United States 5,752,411 5,684,130
Thor Industries, Inc., Term Loan, B1, 3.125%, (1-month USD LIBOR
+ 3%), 2/01/26 ...................................... United States 3,000,000 3,005,640
8,689,770
a a a a a a
Banks 0.9%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 11,690,807 11,524,739
Beverages 0.6%
City Brewing Company LLC, First Lien, Closing Date Term Loan,
4.25%, (3-month USD LIBOR + 3.5%), 4/05/28 .............. United States 2,210,884 2,201,212
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3.5%), 3/31/28 ................... United States 4,821,466 4,791,043
6,992,255
a a a a a a
Biotechnology 0.2%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.084%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 2,275,214 2,247,559
Building Products 0.2%
Cornerstone Building Brands, Inc., Term Loan, B, 3.75%, (1-month
USD LIBOR + 3.25%), 4/12/28 .......................... United States 2,962,345 2,960,494
Capital Markets 2.5%
Citadel Securities LP, 2021 Term Loan, 2.592%, (1-month USD
LIBOR + 2.5%), 2/02/28 ............................... United States 4,289,250 4,221,844

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Capital Markets (continued)
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 4/09/27 ............. United States 5,922,277 $ 5,932,937
g
Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial
Term Loan, 4.5%, (1-month USD LIBOR + 3.75%), 4/07/28 .... United States 5,400,000 5,394,357
Jane Street Group LLC, Dollar Term Loan, 2.852%, (1-week USD
LIBOR + 2.75%; 1-month USD LIBOR + 2.75%), 1/26/28 ...... United States 1,122,174 1,106,744
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 5/30/25 .............. United States 9,912,434 9,880,219
Vertical Midco GmbH, USD Term Loan, 4.478%, (6-month USD
LIBOR + 4.25%), 6/30/27 .............................. Germany 4,090,894 4,087,376
30,623,477
a a a a a a
Chemicals 2.2%
ASP Unifrax Holdings, Inc., First Lien, USD Term Loan, 3.897%,
(3-month USD LIBOR + 3.75%), 12/12/25 ................. United States 2,493,606 2,453,085
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.592%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 5,318,482 5,272,424
INEOS Styrolution Group GmbH, 2026 Dollar Term Loan, B, 3.25%,
(1-month USD LIBOR + 2.75%), 1/29/26 .................. United Kingdom 1,873,332 1,870,522
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan,
B, 3.592%, (1-month USD LIBOR + 3.5%), 6/30/27 .......... United States 3,339,573 3,316,346
NIC Acquisition Corp., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/29/27 ......................... United States 4,609,411 4,592,126
Nouryon Finance BV, Initial Dollar Term Loan, 2.835%, (1-month
USD LIBOR + 2.75%), 10/01/25 ......................... Netherlands 1,655,189 1,637,015
SCIH Salt Holdings, Inc., First Lien, Incremental Term Loan, B1,
4.75%, (3-month USD LIBOR + 4%), 3/16/27 ............... United States 5,938,152 5,946,643
g,k
Sparta U.S. Holdco LLC, First Lien, Initial Term Commitment Term
Loan, TBD, 8/02/28 .................................. United States 2,515,625 2,518,241
27,606,402
a a a a a a
Commercial Services & Supplies 2.6%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 5/12/28 .................. United States 7,550,599 7,554,261
g
APX Group, Inc., Initial Term Loan, 4%, (1-month USD LIBOR +
3.5%), 7/10/28 ...................................... United States 2,830,065 2,813,085
g
CCI Buyer, Inc., First Lien, Initial Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/17/27 ............................... United States 2,439,558 2,443,913
g
Madison IAQ LLC, Term Loan, 3.75%, (3-month USD LIBOR +
3.25%), 6/21/28 ..................................... United States 5,007,107 4,970,881
Prime Security Services Borrower LLC, First Lien, 2021 Refinancing
Term Loan, B1, 3.5%, (1-month USD LIBOR + 2.75%; 3-month
USD LIBOR + 2.75%), 9/23/26 .......................... United States 2,245,096 2,237,766
g
Spin Holdco, Inc., Initial Term Loan, 4.75%, (3-month USD LIBOR +
4%), 3/04/28 ....................................... United States 1,900,000 1,900,950
Staples, Inc.,
2019 Refinancing New Term Loan, B1, 5.176%, (3-month USD
LIBOR + 5%), 4/16/26 ................................ United States 5,287,165 5,138,094
2019 Refinancing New Term Loan, B2, 4.676%, (3-month USD
LIBOR + 4.5%), 9/12/24 ............................... United States 5,486,005 5,407,637
32,466,587
a a a a a a
Communications Equipment 0.6%
CommScope , Inc., Initial Term Loan, 3.342%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 7,997,142 7,932,166

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Construction & Engineering 0.5%
g
USIC Holdings, Inc., First Lien, Initial Term Loan, 4.25%, (1-month
USD LIBOR + 3.5%), 5/12/28 ........................... United States 6,255,172 $ 6,236,407
Construction Materials 0.2%
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(1-month USD LIBOR + 4%), 10/19/27 .................... United States 2,977,500 2,984,021
Containers & Packaging 1.6%
BWay Holding Co., Initial Term Loan, 3.342%, (1-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 10,437,415 10,123,458
g
Charter Next Generation, Inc., First Lien, 2021 Initial Term Loan,
4.5%, (1-month USD LIBOR + 3.75%), 12/01/27 ............. United States 4,869,209 4,871,230
Kleopatra Finco SARL, USD Term Loan, B, 5.25%, (3-month USD
LIBOR + 4.75%), 2/12/26 .............................. Luxembourg 4,726,068 4,733,441
19,728,129
a a a a a a
Diversified Consumer Services 1.2%
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR +
3.75%), 2/21/25 ..................................... United States 5,068,757 4,974,073
Learning Care Group (US) No. 2, Inc., First Lien, Initial Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 3/13/25 ............. United States 1,950,000 1,909,167
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.342%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 1,682,741 1,658,661
WeddingWire , Inc., First Lien, Initial Term Loan, 4.628%, (2-month
USD LIBOR + 4.5%; 3-month USD LIBOR + 4.5%), 12/19/25 ... United States 3,684,430 3,689,036
WW International, Inc., Initial Term Loan, 4%, (1-month USD LIBOR
+ 3.5%), 4/13/28 .................................... United States 2,358,974 2,356,769
14,587,706
a a a a a a
Diversified Financial Services 1.9%
g,k
AqGen Ascensus , Inc., Term Loan, TBD, 5/19/28 .............. United States 7,297,468 7,277,400
Jefferies Finance LLC, Closing Date Term Loan, 5.25%, (3-month
USD LIBOR + 2%), 6/03/26 ............................ United States 2,977,435 2,967,193
g
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, (3-month
USD LIBOR + 2.75%), 6/07/23 .......................... United States 4,550,000 4,523,633
Verscend Holding Corp., Term Loan, B1, 4.092%, (1-month USD
LIBOR + 4%), 8/27/25 ................................ United States 9,308,760 9,305,269
24,073,495
a a a a a a
Diversified Telecommunication Services 2.5%
Altice France SA, USD Incremental Term Loan, B13, 4.155%,
(3-month USD LIBOR + 4%), 8/14/26 ..................... France 4,403,288 4,398,709
Global Tel*Link Corp.,
First Lien, Term Loan, 4.342%, (1-month USD LIBOR + 4.25%),
11/29/25 .......................................... United States 14,254,610 13,207,751
Second Lien, Term Loan, 8.342%, (1-month USD LIBOR + 8.25%),
11/29/26 .......................................... United States 7,895,149 6,753,630
West Corp., Initial Term Loan, B, 5%, (3-month USD LIBOR + 4%),
10/10/24 .......................................... United States 3,584,204 3,501,212
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.092%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 3,755,569 3,699,573
31,560,875
a a a a a a
Electric Utilities 0.1%
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%, (3-month
USD LIBOR + 3.5%), 12/10/27 .......................... United States 1,417,875 1,415,989

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Electronic Equipment, Instruments & Components 0.1%
Verifone Systems, Inc., First Lien, Initial Term Loan, 4.147%,
(3-month USD LIBOR + 4%), 8/20/25 ..................... United States 1,786,224 $ 1,747,374
Entertainment 2.8%
AMC Entertainment Holdings, Inc., Term Loan, B1, 3.103%, (1-month
USD LIBOR + 3%), 4/22/26 ............................ United States 1,994,898 1,777,813
Banijay Entertainment SAS, USD Term Loan, B, 3.851%, (1-month
USD LIBOR + 3.75%), 3/01/25 .......................... France 5,222,045 5,213,089
g
Crown Finance US, Inc., Initial Dollar Term Loan, 3.5%, (3-month
USD LIBOR + 2.5%), 2/28/25 ........................... United States 2,981,460 2,427,848
Diamond Sports Group LLC, Term Loan, 3.35%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 12,857,566 7,109,655
Lions Gate Capital Holdings LLC, 2023 Term Loan, A, 1.842%,
(1-month USD LIBOR + 1.75%), 3/22/23 .................. United States 14,172,606 14,066,312
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B1, 2.85%, (1-month USD
LIBOR + 2.75%), 5/18/25 .............................. United States 4,369,960 4,257,608
34,852,325
a a a a a a
Equity Real Estate Investment Trusts (REITs) 0.3%
g
Brookfield Property REIT, Inc., Initial Term Loan, B, 2.592%,
(1-month USD LIBOR + 2.5%), 8/27/25 ................... United States 3,790,256 3,686,024
Food & Staples Retailing 1.5%
GNC Holdings, Inc., Second Lien, Term Loan, 6.103%, (1-month
USD LIBOR + 6%), 10/07/26 ........................... United States 18,611,297 16,936,280
Shearer's Foods LLC, First Lien, Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 9/23/27 ................... United States 1,772,782 1,773,979
18,710,259
a a a a a a
Food Products 0.7%
i
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 8.75%, PIK,
(3-month USD LIBOR + 7.75%), 7/05/22 .................. United States 8,039,532 7,992,662
Health Care Equipment & Supplies 0.2%
Jazz Pharmaceuticals, Inc., Initial Dollar Term Loan, 4%, (1-month
USD LIBOR + 3.5%), 5/05/28 ........................... United States 2,428,571 2,434,643
Health Care Providers & Services 7.5%
ADMI Corp.,
Amendment No. 4 Refinancing Term Loan, 3.625%, (1-month USD
LIBOR + 3.125%), 12/23/27 ............................ United States 7,894,098 7,773,713
Amendment No. 5 Incremental Term Loan, 4%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 2,747,485 2,738,899
g,k
Aveanna Healthcare LLC, Term Loan, B, TBD, 6/30/28 ......... United States 2,546,481 2,535,735
CNT Holdings I Corp., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 11/08/27 ......................... United States 2,362,689 2,360,846
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 6,642,405 6,663,163
Gentiva Health Services, Inc., First Lien, Term Loan, B1, 2.875%,
(1-month USD LIBOR + 2.75%), 7/02/25 .................. United States 2,250,737 2,245,121
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 2,857,581 2,859,967
g
Heartland Dental LLC, 2021 Incremental Term Loan, 4.093%,
(1-month USD LIBOR + 4%), 4/30/25 ..................... United States 2,545,455 2,539,880
ICON Luxembourg SARL, Term Loan, 3%, (3-month USD LIBOR +
2.5%), 7/03/28 ...................................... Luxembourg 2,993,338 2,990,659
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 9,757,567 9,753,517

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 307,315 $ 307,188
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan,
3.842%, (1-month USD LIBOR + 3.75%), 3/31/27 ............ United States 10,772,121 10,731,725
Phoenix Guarantor, Inc.,
First Lien, Term Loan, B1, 3.339%, (1-month USD LIBOR +
3.25%), 3/05/26 ..................................... United States 6,868,463 6,790,335
First Lien, Term Loan, B3, 3.596%, (1-month USD LIBOR + 3.5%),
3/05/26 ........................................... United States 6,305,324 6,245,644
Pluto Acquisition I, Inc., First Lien, 2021 Term Loan, 4.135%,
(2-month USD LIBOR + 4%), 6/22/26 ..................... United States 2,651,519 2,638,262
g
Radiology Partners, Inc., First Lien, Term Loan, B, 4.348%, (1-month
USD LIBOR + 4.25%), 7/09/25 .......................... United States 4,350,000 4,344,562
g
Team Health Holdings, Inc., Initial Term Loan, 3.75%, (1-month USD
LIBOR + 2.75%), 2/06/24 .............................. United States 2,643,099 2,565,048
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 1,795,069 1,775,296
g
U.S. Renal Care, Inc., Initial Term Loan, 5.125%, (1-month USD
LIBOR + 5%), 6/26/26 ................................ United States 3,590,863 3,599,517
Waystar Technologies, Inc., First Lien, Initial Term Loan, 4.092%,
(1-month USD LIBOR + 4%), 10/22/26 .................... United States 12,205,962 12,179,292
93,638,369
a a a a a a
Hotels, Restaurants & Leisure 4.2%
i
24 Hour Fitness Worldwide, Inc., Term Loan, 5.146%, PIK, (3-month
USD LIBOR + 5%), 12/29/25 ........................... United States 13,180,494 11,515,440
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD LIBOR +
2.75%), 9/15/23 ..................................... United States 3,701,503 3,701,504
Caesars Resort Collection LLC,
Term Loan, B, 2.842%, (1-month USD LIBOR + 2.75%), 12/23/24 United States 8,881,970 8,794,438
Term Loan, B1, 4.592%, (1-month USD LIBOR + 4.5%), 7/21/25 United States 1,714,247 1,718,035
Golden Nugget, Inc., Initial Term Loan, B, 3.25%, (2-month USD
LIBOR + 2.5%), 10/04/23 .............................. United States 5,196,941 5,153,312
g,k
Hilton Grand Vacations Borrower LLC, Term Loan, TBD, 5/19/28 .. United States 1,904,762 1,900,476
IRB Holding Corp., Fourth Amendment Incremental Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 ............ United States 4,718,845 4,709,997
g,k
Raptor Acquisition Corp., Term Loan, B, TBD, 11/01/26 ......... United States 4,916,525 4,921,147
Station Casinos LLC, Term Loan, B1, 2.5%, (1-month USD LIBOR +
2.25%), 2/08/27 ..................................... United States 5,694,163 5,608,751
g,k
Whatabrands LLC, Term Loan, B, TBD, 7/21/28 ............... United States 4,233,577 4,219,013
52,242,113
a a a a a a
Household Durables 0.7%
g,k
Osmosis Buyer Ltd., Initial Term Loan, B, TBD, 7/30/28 ......... United States 4,761,905 4,767,119
Playtika Holding Corp., Term Loan, B1, 2.842%, (1-month USD
LIBOR + 2.75%), 3/13/28 .............................. United States 863,197 858,182
g,k
VC GB Holdings I Corp., First Lien, Initial Term Loan, TBD, 7/21/28 United States 3,035,037 3,017,023
8,642,324
a a a a a a
Household Products 0.5%
b,i,l
FGI Operating Co. LLC, Term Loan, 11%, PIK, (3-month USD LIBOR
+ 10%), 5/16/22 ..................................... United States 39,624,859 6,420,436
Insurance 3.6%
Acrisure LLC,
First Lien, 2020 Term Loan, 3.607%, (2-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 4,937,500 4,857,883
g,k
Incremental Term Loan, B, TBD, 2/15/27 .................. United States 2,282,609 2,267,635

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Insurance (continued)
Alliant Holdings Intermediate LLC,
2018 Initial Term Loan, 3.342%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 8,236,449 $ 8,140,041
2020 New Term Loan, 4.25%, (1-month USD LIBOR + 3.75%),
11/05/27 .......................................... United States 1,069,025 1,069,693
AssuredPartners , Inc.,
2020 February Refinancing Term Loan, 3.592%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 8,995,012 8,900,249
g
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 2,042,664 2,042,153
Asurion LLC,
New Term Loan, B8, 3.342%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 8,959,775 8,804,368
New Term Loan, B9, 3.342%, (1-month USD LIBOR + 3.25%),
7/31/27 ........................................... United States 3,566,568 3,507,506
Second Lien, New Term Loan, B3, 5.342%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 195,987 195,358
g,k
Second Lien, New Term Loan, B4, TBD, 1/20/29 ............ United States 5,426,293 5,407,626
45,192,512
a a a a a a
Internet & Direct Marketing Retail 0.6%
MH Sub I LLC (Micro Holding Corp.),
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 2,941,548 2,944,445
First Lien, Amendment No. 2 Initial Term Loan, 3.592%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 4,328,828 4,307,422
7,251,867
a a a a a a
IT Services 4.8%
Arches Buyer, Inc., Refinancing Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 12/06/27 ............................. United States 1,775,539 1,767,282
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 8,772,727 8,203,070
Barracuda Networks, Inc., First Lien, 2020 Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 2/12/25 .................. United States 2,936,712 2,944,362
Gainwell Acquisition Corp., First Lien, Term Loan, B, 4.75%,
(3-month USD LIBOR + 4%), 10/01/27 .................... United States 9,244,207 9,257,195
Informatica LLC, Dollar 2020 Term Loan, 3.342%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 3,058,557 3,030,525
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (3-month USD LIBOR
+ 4.5%), 8/08/24 .................................... United States 6,035,470 5,917,899
Peraton Corp., First Lien, Term Loan, B, 4.5%, (1-month USD LIBOR
+ 3.75%), 2/01/28 ................................... United States 8,290,866 8,296,048
Pitney Bowes, Inc., Refinancing Term Loan, B, 4.1%, (1-month USD
LIBOR + 4%), 3/17/28 ................................ United States 10,972,500 11,010,245
g,k
Sitel Worldwide Corp., Term Loan, TBD, 7/28/28 .............. France 1,563,380 1,563,380
TIBCO Software, Inc., Term Loan, B3, 3.85%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 8,187,815 8,128,986
60,118,992
a a a a a a
Leisure Products 0.9%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 5,262,715 5,132,621
g
Motion Acquisition Ltd.,
Term Loan, B1, 3.397%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 2,626,284 2,501,062
Term Loan, B2, 3.397%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 373,716 355,898

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Leisure Products (continued)
NASCAR Holdings LLC, Initial Term Loan, 2.842%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 3,371,715 $ 3,348,062
11,337,643
a a a a a a
Life Sciences Tools & Services 0.1%
ICON plc, U.S. Term Loan, 3%, (3-month USD LIBOR + 2.5%),
7/03/28 ........................................... Ireland 745,792 745,125
Machinery 0.5%
Tiger Acquisition LLC, First Lien, Initial Term Loan, 3.75%, (3-month
USD LIBOR + 3.25%), 6/01/28 .......................... United States 2,938,776 2,920,423
g,k
TK Elevator Midco GmbH, Term Loan, B1, TBD, 7/30/27 ........ Germany 381,818 381,490
UTEX Industries, Inc.,
First Out Term Loan, 8.5%, (1-month USD LIBOR + 7%), 12/03/24 United States 1,539,398 1,552,229
i
Second Out Term Loan, 5.25%, PIK, (1-month USD LIBOR +
3.75%), 12/03/25 .................................... United States 1,716,315 1,672,858
6,527,000
a a a a a a
Media 4.7%
g
Cengage Learning, Inc., First Lien, Term Loan, B, 5.75%, (3-month
USD LIBOR + 4.75%), 7/14/26 .......................... United States 10,565,741 10,575,937
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.628%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 9,532,521 9,271,378
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.343%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 10,421,063 10,282,098
Gray Television, Inc., Term Loan, B2, 2.35%, (1-month USD LIBOR +
2.25%), 2/07/24 ..................................... United States 3,457,244 3,436,863
g,k
McGraw-Hill Education, Inc., Initial Term Loan, TBD, 7/28/28 ..... United States 3,354,839 3,324,645
Nexstar Broadcasting, Inc., Term Loan, B3, 2.337%, (1-month USD
LIBOR + 2.25%), 1/17/24 .............................. United States 1,688,156 1,678,660
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 1,630,969 1,626,778
Sinclair Television Group, Inc., Term Loan, B, 2.35%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 1,803,522 1,782,782
Univision Communications, Inc.,
First Lien, 2021 Replacement Converted Term Loan, 4%, (1-month
USD LIBOR + 3.25%), 3/15/26 .......................... United States 2,313,287 2,312,327
g,k
Term Loan, B, TBD, 5/05/28 ............................ United States 5,508,696 5,500,956
Virgin Media Bristol LLC, Term Loan, Q, 3.343%, (1-month USD
LIBOR + 3.25%), 1/31/29 .............................. United States 3,155,393 3,145,312
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 5,353,788 5,352,690
58,290,426
a a a a a a
Metals & Mining 0.6%
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR + 4%),
5/01/25 ........................................... United States 7,311,655 7,058,489
Multiline Retail 0.1%
Franchise Group, Inc., First Lien, Initial Term Loan, 5.5%, (3-month
USD LIBOR + 4.75%), 3/10/26 .......................... United States 1,295,402 1,305,118
Oil, Gas & Consumable Fuels 3.3%
Fieldwood Energy LLC,
g,m
Debtor-in-possession Facility Term Loan, 9.75%, (1-month USD
LIBOR + 8.75%), 8/04/22 .............................. United States 724,518 753,499

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels (continued)
l
First Lien, Closing Date Term Loan, 7.251%, (3-month USD LIBOR
+ 4.25%), 4/11/22 .................................... United States 74,275,433 $ 40,095,364
40,848,863
a a a a a a
Personal Products 1.1%
Conair Holdings LLC, First Lien, Initial Term Loan, 4.25%, (3-month
USD LIBOR + 3.75%), 5/17/28 .......................... United States 3,054,844 3,050,552
Coty, Inc., USD Term Loan, B, 2.352%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 1,232,824 1,187,696
Sunshine Luxembourg VII SARL, Term Loan, B3, 4.5%, (3-month
USD LIBOR + 3.75%), 10/01/26 ......................... Luxembourg 9,298,296 9,315,731
13,553,979
a a a a a a
Pharmaceuticals 0.5%
Bausch Health Cos., Inc., Initial Term Loan, 3.104%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 2,537,502 2,522,594
Organon & Co., Dollar Term Loan, 3.5%, (6-month USD LIBOR +
3%), 6/02/28 ....................................... United States 3,348,649 3,344,815
5,867,409
a a a a a a
Professional Services 0.6%
CCRR Parent, Inc., First Lien, Initial Term Loan, 5%, (3-month USD
LIBOR + 4.25%), 3/06/28 .............................. United States 1,629,143 1,634,234
Dun & Bradstreet Corp. (The), Initial Term Loan, 3.336%, (1-month
USD LIBOR + 3.25%), 2/06/26 .......................... United States 3,007,659 2,986,034
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 5/04/26 .......................... United States 2,231,230 2,232,847
6,853,115
a a a a a a
Real Estate Management & Development 0.3%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.842%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 3,670,707 3,623,850
Road & Rail 2.0%
Avis Budget Car Rental LLC, New Term Loan, B, 2.35%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 5,209,706 5,105,955
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 19,825,761 19,863,033
24,968,988
a a a a a a
Software 12.1%
athenahealth , Inc., First Lien, Term Loan, B1, 4.41%, (3-month USD
LIBOR + 4.25%), 2/11/26 .............................. United States 11,749,739 11,767,363
Atlas Purchaser, Inc., First Lien, Initial Term Loan, 6%, (3-month
USD LIBOR + 5.25%), 5/08/28 .......................... United States 3,090,909 3,047,760
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 11,272,464 11,362,644
Ceridian HCM Holding, Inc., Initial Term Loan, 2.584%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 3,845,759 3,784,707
DCert Buyer, Inc.,
First Lien, Initial Term Loan, 4.092%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 10,628,171 10,629,659
Second Lien, First Amendment Refinancing Term Loan, 7.092%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 2,168,879 2,196,380
ECI Macola /MAX Holding LLC, First Lien, Initial Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 11/09/27 .................. United States 2,985,000 2,990,970
Epicor Software Corp., Term Loan, C, 4%, (1-month USD LIBOR +
3.25%), 7/30/27 ..................................... United States 5,338,590 5,329,541

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Software (continued)
Greeneden U.S. Holdings I LLC, 2020 Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 4%), 12/01/27 .............. United States 8,022,628 $ 8,040,559
Hyland Software, Inc.,
First Lien, 2018 Refinancing Term Loan, 4.25%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 7,073,313 7,083,251
Second Lien, 2021 Refinancing Term Loan, 7%, (1-month USD
LIBOR + 6.25%), 7/07/25 .............................. United States 106,061 106,989
Idera , Inc., First Lien, Term Loan, B1, 4.5%, (2-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 6,666,670 6,658,337
IGT Holding IV AB, Term Loan, 4.25%, (3-month USD LIBOR +
3.75%), 3/31/28 ..................................... Sweden 4,142,950 4,127,414
Ivanti Software, Inc.,
First Lien, First Amendment Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 305,640 304,940
First Lien, Initial Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/01/27 .................................... United States 5,486,250 5,490,063
LogMeIn, Inc., First Lien, Initial Term Loan, 4.85%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 5,904,739 5,888,590
Mitchell International, Inc.,
First Lien, Amendment No. 2 New Facility Term Loan, 4.75%,
(1-month USD LIBOR + 4.25%), 11/29/24 .................. United States 4,664,750 4,673,077
First Lien, Initial Term Loan, 3.354%, (1-month USD LIBOR +
3.25%), 11/29/24 .................................... United States 2,390,738 2,363,985
Perforce Software, Inc., First Lien, New Term Loan, 3.842%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 5,614,008 5,556,464
Polaris Newco LLC, First Lien, Dollar Term Loan, 4.5%, (3-month
USD LIBOR + 4%), 6/02/28 ............................ United States 8,816,667 8,821,163
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term
Loan, 4.1%, (1-month USD LIBOR + 4%), 4/26/24 ........... United States 4,856,124 4,854,108
Project Ruby Ultimate Parent Corp., First Lien, Closing Date Term
Loan, 4%, (1-month USD LIBOR + 3.25%), 3/10/28 .......... United States 4,328,257 4,310,533
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.379%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 4,104,285 4,106,583
RealPage , Inc., First Lien, Initial Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 4/24/28 .............................. United States 4,896,774 4,873,221
Rocket Software, Inc., First Lien, Initial Term Loan, 4.342%, (1-month
USD LIBOR + 4.25%), 11/28/25 ......................... United States 1,994,898 1,953,005
Sophia LP, Closing Date Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 10/07/27 .................................... United States 3,866,429 3,868,498
k
Sovos Compliance LLC, Term Loan, B, TBD, 7/29/28 ........... United States 1,255,918 1,259,058
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.628%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 5,066,314 5,021,629
Syncsort , Inc., First Lien, Initial Term Loan, 5%, (3-month USD
LIBOR + 4.25%), 4/24/28 .............................. United States 6,002,642 5,988,115
Ultimate Software Group, Inc. (The), First Lien, Initial Term Loan,
3.842%, (1-month USD LIBOR + 3.75%), 5/04/26 ............ United States 4,295,352 4,298,230
150,756,836
a a a a a a
Specialty Retail 1.8%
Michaels Companies, Inc. (The), Term Loan, B, 5%, (1-month USD
LIBOR + 4.25%), 4/15/28 .............................. United States 4,760,000 4,769,782
Park River Holdings, Inc., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 12/28/27 ......................... United States 4,974,626 4,933,760
PetSmart LLC, Initial Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 2/11/28 ..................................... United States 1,727,090 1,728,601
Rent-A-Center, Inc., Initial Term Loan, 4.75%, (1-month USD LIBOR
+ 4%), 2/17/28 ...................................... United States 1,625,830 1,633,959

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Specialty Retail (continued)
Savers, Inc., Term Loan, 6.5%, (3-month USD LIBOR + 5.75%),
4/21/28 ........................................... United States 3,592,105 $ 3,635,516
SRS Distribution, Inc., 2021 Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 6/02/28 .................. United States 3,662,252 3,641,267
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/21/27 ......................... United States 2,361,976 2,360,015
22,702,900
a a a a a a
Technology Hardware, Storage & Peripherals 1.0%
Amentum Government Services Holdings LLC,
First Lien, Term Loan, 1, 3.592%, (1-month USD LIBOR + 3.5%),
1/29/27 ........................................... United States 2,673,000 2,662,976
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR + 4.75%),
1/29/27 ........................................... United States 3,092,899 3,104,497
g,k
Magenta Buyer LLC, First Lien, Initial Term Loan, TBD, 7/27/28 ... United States 7,206,099 7,181,346
12,948,819
a a a a a a
Textiles, Apparel & Luxury Goods 0.5%
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.685%,
(3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5%),
12/19/25 .......................................... United States 2,916,051 2,929,406
Tory Burch LLC, Initial Term Loan, B, 4%, (1-month USD LIBOR +
3.5%), 4/16/28 ...................................... United States 2,770,198 2,758,771
5,688,177
a a a a a a
Transportation Infrastructure 0.1%
g
First Student Bidco , Inc.,
Initial Term Loan, B, 3.5%, (2-month USD LIBOR + 3%), 7/21/28 United States 719,807 715,477
Initial Term Loan, C, 3.5%, (2-month USD LIBOR + 3%), 7/21/28 United States 265,700 264,102
979,579
a a a a a a
Total Senior Floating Rate Interests (Cost $1,096,855,633) ........................
1,030,420,431
Asset-Backed Securities 0.8%
Diversified Financial Services 0.8%
h,n
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 2.034% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 ............................... United States 7,000,000 6,965,436
h,n
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 2.256% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 ................... United States 2,000,000 2,001,746
h,n
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 2.125% , ( 3-month
USD LIBOR + 2% ), 10/25/31 ........................... United States 500,000 500,546
9,467,728
a a a a a a
Total Asset-Backed Securities (Cost $9,500,000) ................................
9,467,728
Shares/Units
Escrows and Litigation Trusts 0.2%
h
99 Escrow Issuer, Inc., Escrow Account, 144A ................ United States 2,500,000 2,359,375
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 170,300 —
Total Escrows and Litigation Trusts (Cost $2,497,977) ...........................
2,359,375
Total Long Term Investments (Cost $1,264,897,185) .............................
1,189,162,781
a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 104 .
Short Term Investments 12.1%
a a
Country Shares
a
Value
a
Money Market Funds 5.0%
e,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 62,034,245 $ 62,034,245
Total Money Market Funds (Cost $62,034,245) ..................................
62,034,245
Principal
Amount
*
a a a a a
Repurchase Agreements 6.7%
p
Joint Repurchase Agreement, 0.026%, 8/02/21 (Maturity Value
$83,086,759)
BNP Paribas Securities Corp. (Maturity Value $60,130,718)
Deutsche Bank Securities, Inc. (Maturity Value $8,352,712)
HSBC Securities (USA) Inc. (Maturity Value $14,603,329)
Collateralized by U.S. Government Agency Securities, 3% - 5%,
4/20/41 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 2.25%, 4/30/24 (valued at
$84,766,412) ....................................... 83,086,577 83,086,577
Total Repurchase Agreements (Cost $83,086,577) ...............................
83,086,577
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Country Shares
Money Market Funds 0.3%
e,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,542,000 4,542,000
Principal
Amount
*
Repurchase Agreements 0.1%
p
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $1,136,433)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$1,159,157) ........................................ 1,136,428 1,136,428
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,678,428) ............................................................
5,678,428
Total Short Term Investments (Cost $150,799,250 ) ...............................
150,799,250
a
Total Investments (Cost $1,415,696,435) 107.8% ................................
$1,339,962,031
Other Assets, less Liabilities (7.8)% ...........................................
(96,837,034)
Net Assets 100.0% ...........................................................
$1,243,124,997
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
See Note 8 regarding holdings of 5% voting securities.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

e
See Note 9 regarding investments in affiliated management investment companies.
f
A portion or all of the security is on loan at July 31, 2021.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $47,983,510, representing 3.9% of net assets.
i
Income may be received in additional securities and/or cash.
j
The coupon rate shown represents the rate at period end.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
Defaulted security or security for which income has been deemed uncollectible.
m
See Note 7 regarding unfunded loan commitments.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Low Duration Total Return Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 2,835 732
Total Common Stocks (Cost $135,230) .........................................
732
Management Investment Companies 4.7%
Capital Markets 4.7%
d
Franklin Floating Rate Income Fund ....................... United States 14,835,570 117,349,358
d
Franklin Liberty High Yield Corporate ETF ................... United States 259,500 6,885,833
Invesco Senior Loan ETF ............................... United States 445,000 9,803,350
134,038,541
Total Management Investment Companies (Cost $143,706,548) ...................
134,038,541
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 1,093 258
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,366 179
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,757 103
540
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 146 569
Total Warrants (Cost $—) .....................................................
1,109
Principal
Amount
*
Corporate Bonds 20.2%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 10,400,000 10,496,428
General Dynamics Corp. , Senior Note , 3.25% , 4/01/25 ......... United States 4,000,000 4,345,973
e
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,575,000
16,417,401
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 1,700,000 1,702,150
Airlines 0.3%
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,300,000 1,361,750
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 4,600,000 4,947,637
e
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 2,100,000 2,203,929
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 300,000 309,039
8,822,355
Auto Components 0.0%
†
Aptiv Corp. , Senior Bond , 4.15% , 3/15/24 ................... United States 900,000 976,004

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 4.2%
e
Akbank TAS , Senior Bond , 144A, 5.125% , 3/31/25 ............ Turkey 2,000,000 $ 2,022,600
Bank of America Corp. ,
Senior Note, 3.55% to 3/05/23, FRN thereafter, 3/05/24 ....... United States 10,350,000 10,844,691
Senior Note, 2.015% to 2/13/25, FRN thereafter, 2/13/26 ...... United States 3,500,000 3,612,394
Barclays plc , Senior Note , 4.61% to 2/15/22, FRN thereafter , 2/15/23 United Kingdom 6,300,000 6,440,532
Citigroup, Inc. ,
Senior Note, 2.35%, 8/02/21 ........................... United States 5,400,000 5,400,000
Senior Note, 3.106% to 4/08/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,965,082
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,981,095
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 906,037
Senior Note, 3.262% to 3/13/22, FRN thereafter, 3/13/23 ...... United Kingdom 1,400,000 1,425,068
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 7,699,514
JPMorgan Chase & Co. ,
Senior Note, 2.083% to 4/22/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 18,891,709
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 9,148,973
e
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 6,560,526
e
Societe Generale SA , Senior Note , 144A, 1.792% to 6/09/26, FRN
thereafter , 6/09/27 ................................... France 3,900,000 3,918,221
e
Standard Chartered plc , Senior Note , 144A, 3.885% to 3/15/23, FRN
thereafter , 3/15/24 ................................... United Kingdom 10,000,000 10,492,251
e
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 3,800,000 3,811,608
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/30/25, FRN thereafter, 4/30/26 ...... United States 13,400,000 13,955,932
Sub. Bond, 4.1%, 6/03/26 ............................. United States 3,000,000 3,381,831
118,458,064
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Note , 3.65% , 2/01/26 ........................... Belgium 8,000,000 8,878,898
e
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ........................................... United Kingdom 4,400,000 4,408,046
13,286,944
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Bond, 3.6%, 5/14/25 ............................ United States 4,510,000 4,931,284
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 657,759
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 542,369
6,131,412
Capital Markets 1.3%
Credit Suisse Group AG , Senior Note , 4.55% , 4/17/26 .......... Switzerland 8,000,000 9,095,324
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 5/22/25 ........................... United States 1,000,000 1,096,049
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,500,000 7,205,165
Senior Note, 3.272% to 9/29/24, FRN thereafter, 9/29/25 ...... United States 5,000,000 5,364,814
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,529,725
Senior Note, 2.188% to 4/28/25, FRN thereafter, 4/28/26 ...... United States 3,800,000 3,948,336
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 8,890,069
37,129,482

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.5%
e,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 314,174 $ 294,887
e
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 7,100,000 7,504,061
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 ..... United States 4,100,000 4,230,234
Methanex Corp. , Senior Bond , 4.25% , 12/01/24 ............... Canada 1,500,000 1,595,108
e
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 400,000 462,751
14,087,041
Commercial Services & Supplies 0.1%
e
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 1,200,000 EUR 1,435,827
Communications Equipment 0.1%
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,500,000 1,524,375
Consumer Finance 0.7%
Capital One Financial Corp. , Senior Note , 3.05% , 3/09/22 ....... United States 13,800,000 14,002,260
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 . United States 1,900,000 1,953,922
OneMain Finance Corp. , Senior Note , 6.125% , 3/15/24 ......... United States 4,200,000 4,525,500
20,481,682
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 1,000,000 1,074,540
e
Sealed Air Corp. , Senior Bond , 144A, 5.25% , 4/01/23 .......... United States 950,000 1,001,585
2,076,125
Diversified Financial Services 0.3%
g
Cia Securitizadora de Creditos Financeiros Vert -Fintech , 12 , Senior
Secured Note , FRN , Zero Cpn ., ( BZDIOVRA + 5.75% ), 2/14/24 . Brazil 7,676,000 BRL 1,766,013
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 6,485,986
8,251,999
Diversified Telecommunication Services 0.9%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ................... United States 7,000,000 7,880,997
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 4% , 3/01/23 ................................... United States 1,700,000 1,718,214
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 ..... United States 15,700,000 15,923,174
25,522,385
Electric Utilities 1.0%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 ................... United States 7,000,000 7,692,089
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 5,115,971
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,728,108
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 ............. United States 6,850,000 7,492,613
29,028,781
Energy Equipment & Services 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Note , 2.773% , 12/15/22 .......................... United States 8,800,000 9,080,581
Entertainment 0.7%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 3,500,000 3,628,730

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 $ 2,009,583
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 3,521,476
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 3,332,593
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ........... United States 6,600,000 6,824,338
19,316,720
Equity Real Estate Investment Trusts (REITs) 0.1%
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.5% ,
2/15/25 ........................................... United States 3,000,000 3,061,815
Food & Staples Retailing 0.1%
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 3,181,822
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 ....... United States 300,000 350,639
Health Care Providers & Services 0.9%
Anthem, Inc. , Senior Note , 1.5% , 3/15/26 ................... United States 8,000,000 8,148,013
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................ United States 2,700,000 2,820,865
Cigna Corp. , Senior Note , 1.25% , 3/15/26 ................... United States 8,300,000 8,374,279
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 105,000 118,948
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26 United States 15,000 16,140
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 .......... United States 4,150,000 4,593,961
24,072,206
Hotels, Restaurants & Leisure 0.4%
e
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 403,084
e
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 1,800,000 1,877,481
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 4,050,000 4,085,438
e
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 2,600,000 2,719,600
e
TUI Cruises GmbH , Senior Note , 144A, 6.5% , 5/15/26 .......... Germany 650,000 EUR 791,959
e
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 400,000 410,560
10,288,122
Independent Power and Renewable Electricity Producers 0.1%
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,391,131
e
Talen Energy Supply LLC , Senior Note , 144A, 10.5% , 1/15/26 .... United States 1,500,000 1,001,250
2,392,381
Interactive Media & Services 0.7%
Baidu, Inc. , Senior Note , 4.375% , 5/14/24 ................... China 6,500,000 7,073,749
e
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,492,199
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 3,057,221
19,623,169
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. ,
Senior Note, 2.8%, 6/06/23 ............................ China 1,100,000 1,141,495
Senior Note, 3.6%, 11/28/24 ........................... China 11,000,000 11,920,861
Amazon.com, Inc. , Senior Note , 2.4% , 2/22/23 ............... United States 2,550,000 2,631,824
15,694,180

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.2%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 .................... United States 5,200,000 $ 5,449,303
Machinery 0.0%
†
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,200,000 1,299,300
Media 0.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 8,000,000 9,085,143
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 ............. United States 2,000,000 2,163,500
Fox Corp. , Senior Note , 3.05% , 4/07/25 ..................... United States 2,000,000 2,148,100
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,700,000 3,764,528
17,161,271
Metals & Mining 0.0%
†
e,h
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,000,000 1,016,285
Multiline Retail 0.0%
a,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,936 —
a,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 371,816 —
—
Multi-Utilities 0.3%
Dominion Energy, Inc. ,
D, Senior Bond, 2.85%, 8/15/26 ........................ United States 1,300,000 1,400,441
A, Senior Note, 1.45%, 4/15/26 ......................... United States 6,000,000 6,064,391
7,464,832
Oil, Gas & Consumable Fuels 2.0%
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................ United States 1,500,000 1,614,375
BP Capital Markets America, Inc. , Senior Note , 3.41% , 2/11/26 ... United States 7,000,000 7,699,896
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ........... Canada 4,000,000 4,565,758
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 5,800,000 6,632,616
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................ United States 4,500,000 4,630,763
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ............. United States 5,200,000 5,869,565
EnLink Midstream Partners LP , Senior Bond , 4.4% , 4/01/24 ...... United States 3,800,000 3,999,082
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 3,083,111
MPLX LP , Senior Note , 4.875% , 12/01/24 ................... United States 6,800,000 7,603,672
Occidental Petroleum Corp. ,
Senior Note, 3.45%, 7/15/24 ........................... United States 3,000,000 3,040,275
Senior Note, 5.5%, 12/01/25 ........................... United States 500,000 550,650
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 2,000,000 2,240,804
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 2,291,923
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 ........... United States 2,300,000 2,560,106
56,382,596
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 ............. United Kingdom 5,835,000 6,221,569
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 600,000 617,700
6,839,269

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.8%
AstraZeneca plc , Senior Note , 0.7% , 4/08/26 ................. United Kingdom 6,300,000 $ 6,229,817
e
Bayer US Finance II LLC ,
Senior Note, 144A, 3.875%, 12/15/23 .................... Germany 5,800,000 6,207,709
Senior Note, 144A, 4.25%, 12/15/25 ..................... Germany 4,600,000 5,144,531
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 .......... United States 2,551,000 2,727,001
e
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 700,000 704,544
21,013,602
Real Estate Management & Development 0.0%
†
e
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 700,000 EUR 829,272
Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products, Inc. , Senior Bond , 3.45% , 6/15/27 ... United States 800,000 892,837
e
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 9,842,771
10,735,608
Specialty Retail 0.0%
†
e,g
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 537,064
Thrifts & Mortgage Finance 0.4%
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 7,311,134
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 3,000,000 3,365,355
10,676,489
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ............... United States 4,200,000 4,401,130
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 3,695,000 4,079,168
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 738,331
9,218,629
Trading Companies & Distributors 0.1%
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 1,400,000 1,506,743
Wireless Telecommunication Services 0.1%
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC ,
Senior Secured Note, 144A, 3.423%, 9/20/21 .............. United States 156,250 156,895
Senior Secured Note, 144A, 4.738%, 3/20/25 .............. United States 750,000 804,176
T-Mobile USA, Inc. , Senior Note , 2.25% , 2/15/26 .............. United States 3,000,000 3,037,860
3,998,931
Total Corporate Bonds (Cost $555,255,441) .....................................
566,522,856
a
g
Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,789,272 1,733,357
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 961,974 931,913
2,665,270
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Airlines 0.2%
h,i
Air Canada , Term Loan, B , TBD, 7/27/28 ....................
Canada 6,900,000 6,920,148
Diversified Consumer Services 0.1%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 1,626,063 1,595,688
Entertainment 0.1%
Diamond Sports Group LLC , Term Loan , 3.35% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 1,723,684 953,120
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.85% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 1,401,103 1,365,081
2,318,201
a a a a a a
Leisure Products 0.1%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 2,390,174 2,331,089
Media 0.2%
h
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 2,610,029 2,612,547
h
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.628% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 3,200,000 3,112,336
5,724,883
a a a a a a
Personal Products 0.1%
Coty, Inc. , USD Term Loan, B , 2.352% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 2,755,475 2,654,611
Total Senior Floating Rate Interests (Cost $24,817,280) ..........................
24,209,890
Marketplace Loans 0.9%
Diversified Financial Services 0.9%
a
Lending Club - LCX, 5% - 28.8%, 4/24/22 - 4/14/25 ............ United States 3,079,809 2,872,618
a
Lending Club, 5% - 28.8%, 9/20/21 - 3/16/25 ................. United States 10,250,061 9,344,004
a
Square Capital, Zero Cpn ., 3/18/22 - 1/27/23 ................. United States 13,440,527 13,266,653
a
Upgrade, 13.64% - 30.51%, 9/05/22 - 1/25/25 ................ United States 1,385,418 1,291,813
26,775,088
a a a a a a
Total Marketplace Loans (Cost $28,155,815) ....................................
26,775,088
Foreign Government and Agency Securities 5.2%
e
Banque Centrale de Tunisie , Senior Bond, 144A, 5.75%, 1/30/25 .. Tunisia 4,700,000 3,992,203
e
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
j
3,900,000 4,353,617
e
Belarus Government Bond, Senior Bond, 144A, 7.625%, 6/29/27 .. Belarus 3,900,000 3,839,452
Brazil Government Bond, Senior Bond, 8.75%, 2/04/25 ......... Brazil 2,720,000 3,390,507
Colombia Government Bond, Senior Bond, 8.125%, 5/21/24 ..... Colombia 5,300,000 6,208,924
e
Dexia Credit Local SA, Senior Note, 144A, 2.375%, 9/20/22 ..... France 4,800,000 4,915,507
e
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 218,500,000 DOP 4,044,888
e
Egypt Government Bond, Senior Note, 144A, 5.75%, 5/29/24 .... Egypt 3,800,000 4,051,062
e,k
Electricite de France SA, Junior Sub. Bond, 144A, 5.625% to
1/22/24, FRN thereafter, Perpetual ....................... France 2,200,000 2,369,400
Equinor ASA,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 16,412,941

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 $ 5,588,769
e
Export-Import Bank of India, Senior Bond, 144A, 3.875%, 2/01/28 . India 3,400,000 3,696,513
Export-Import Bank of Korea, Senior Bond, 2.875%, 1/21/25 ..... South Korea 2,000,000 2,140,869
e
Gabon Government Bond, Senior Bond, 144A, 6.95%, 6/16/25 ... Gabon 1,250,000 1,358,825
Hungary Government Bond, Senior Bond, 5.375%, 2/21/23 ...... Hungary 3,400,000 3,666,407
e
Indonesia Government Bond, Senior Note, 144A, 3.7%, 1/08/22 .. Indonesia 6,330,000 6,417,585
e
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 6,093,750 5,844,059
e
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 1,400,000 1,572,270
e
Kazakhstan Government Bond, Senior Bond, 144A, 3.875%,
10/14/24 .......................................... Kazakhstan 5,830,000 6,364,658
Korea Development Bank (The), Senior Note, 3.375%, 3/12/23 ... South Korea 7,100,000 7,434,252
Mexico Government Bond, Senior Bond, 4.15%, 3/28/27 ........ Mexico 6,100,000 6,950,126
e
Mongolia Government Bond, Senior Note, 144A, 8.75%, 3/09/24 .. Mongolia 1,360,000 1,556,015
e
Pakistan Government Bond, Senior Bond, 144A, 8.25%, 9/30/25 .. Pakistan 1,440,000 1,580,083
Peru Government Bond,
Senior Bond, 7.35%, 7/21/25 ........................... Peru 3,300,000 4,024,944
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 805,112
e
Petroleos Mexicanos , Senior Note, 144A, 6.875%, 10/16/25 ..... Mexico 990,000 1,091,416
Philippines Government Bond, Senior Bond, 4.2%, 1/21/24 ...... Philippines 1,600,000 1,742,839
Poland Government Bond, Senior Bond, 5%, 3/23/22 .......... Poland 4,310,000 4,444,511
e
Russia Government Bond, Senior Bond, 144A, 4.875%, 9/16/23 .. Russia 4,400,000 4,783,363
South Africa Government Bond, Senior Bond, 5.875%, 9/16/25 ... South Africa 5,640,000 6,395,534
Turkey Government Bond, Senior Note, 6.375%, 10/14/25 ....... Turkey 5,980,000 6,294,010
e
Ukraine Government Bond, Senior Bond, 144A, 7.375%, 9/25/32 . Ukraine 4,500,000 4,693,860
l
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 170,449,778 UYU 4,383,359
Total Foreign Government and Agency Securities (Cost $144,087,019) ............
146,407,880
U.S. Government and Agency Securities 34.8%
U.S. Treasury Notes,
2.125%, 9/30/21 ..................................... United States 10,000,000 10,033,490
1.75%, 5/15/22 ..................................... United States 117,000,000 118,540,270
1.875%, 8/31/22 ..................................... United States 75,000,000 76,447,266
2%, 2/15/23 ........................................ United States 95,000,000 97,727,539
2.625%, 2/28/23 ..................................... United States 52,000,000 54,045,469
1.625%, 4/30/23 ..................................... United States 90,000,000 92,309,765
1.625%, 5/31/23 ..................................... United States 50,000,000 51,335,937
2.75%, 5/31/23 ..................................... United States 98,000,000 102,635,860
2.5%, 8/15/23 ...................................... United States 110,000,000 115,177,734
2.75%, 8/31/23 ..................................... United States 105,000,000 110,578,125
2.875%, 10/31/23 .................................... United States 52,000,000 55,095,625
2.875%, 11/30/23 .................................... United States 70,000,000 74,298,437
l
0.25%, 1/15/25 ..................................... United States 1,340,000 1,662,185
l
0.375%, 7/15/25 ..................................... United States 1,200,000 1,512,244
2.875%, 7/31/25 ..................................... United States 12,000,000 13,108,125
l
0.375%, 7/15/27 ..................................... United States 3,840,000 4,820,121
Total U.S. Government and Agency Securities (Cost $978,446,874) ................
979,328,192
Asset-Backed Securities 14.6%
Airlines 0.0%
†
American Airlines Pass-Through Trust, 2016-2, AA, 3.2%, 6/15/28 . United States 39,350 40,263
United Airlines Pass-Through Trust, 2020-1, B, 4.875%, 7/15/27 .. United States 420,413 441,753
482,016
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Commercial Services & Supplies 0.5%
e,m
Armada Euro CLO IV DAC, 4A, B, 144A, FRN, 1.7%, 7/15/33 .... Ireland 12,400,000 EUR $ 14,739,540
Consumer Finance 0.5%
Discover Card Execution Note Trust, 2019-A3, A, 1.89%, 10/15/24 United States 13,340,000 13,610,009
Diversified Financial Services 13.6%
e,n
Adagio CLO VIII DAC, VIII-A, B1, 144A, FRN, 1.65%, (3-month
EURIBOR + 1.65%), 4/15/32 ........................... Ireland 500,000 EUR 596,176
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 712,007 756,257
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,431,502 5,750,736
e,n
AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 2.276%, (3-month
USD LIBOR + 2.1%), 11/02/30 .......................... United States 400,000 395,388
e,n
AMMC CLO XI Ltd., 2012-11A, CR2, 144A, FRN, 2.028%, (3-month
USD LIBOR + 1.9%), 4/30/31 ........................... United States 1,850,000 1,843,935
e,n
Antares CLO Ltd., 2018-1A, B, 144A, FRN, 1.784%, (3-month USD
LIBOR + 1.65%), 4/20/31 .............................. United States 6,000,000 5,917,500
e,n
Apidos CLO XXXV, 2021-35A, A, 144A, FRN, 1.245%, (3-month
USD LIBOR + 1.05%), 4/20/34 .......................... United States 19,306,000 19,317,577
e,n
Ares European CLO VIII BV, 8A, BR, 144A, FRN, 1.6%, (3-month
EURIBOR + 1.6%), 4/17/32 ............................ Ireland 700,000 EUR 825,012
e,n
Bain Capital Credit CLO Ltd., 2018-1A, A1, 144A, FRN, 1.098%,
(3-month USD LIBOR + 0.96%), 4/23/31 .................. United States 2,000,000 2,000,498
e,n
BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 2.284%,
(3-month USD LIBOR + 2.15%), 10/20/30 ................. United States 2,100,000 2,077,824
e,n
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 3,300,000 EUR 3,918,629
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 1,100,000 EUR 1,306,935
e,n
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.605%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 2,970,000 2,973,643
2012-2A, DR2, 144A, FRN, 3.055%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 2,295,000 2,268,033
e,n
BlueMountain Fuji EUR CLO V DAC, 5A, B, 144A, FRN, 1.55%,
(3-month EURIBOR + 1.55%), 1/15/33 .................... Ireland 4,550,000 EUR 5,405,751
e,n
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, A2, 144A, FRN, 1.276%, (3-month USD LIBOR +
1.15%), 1/15/30 ..................................... United States 1,000,000 998,197
2017-3A, C, 144A, FRN, 1.826%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 500,000 496,427
e,n
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A2R2, 144A, FRN, 1.264%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,192,173
2014-1A, DR, 144A, FRN, 2.734%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 533,000 513,405
e,n
Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
2.326%, (3-month USD LIBOR + 2.2%), 10/15/31 ............ United States 7,300,000 7,174,571
e,n
Carlyle US CLO Ltd. ,
2017-4A, B, 144A, FRN, 1.976%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,104,234
2017-4A, C, 144A, FRN, 2.926%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 400,000 385,744
2017-5A, B, 144A, FRN, 1.934%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,170,225
2021-1A, A1, 144A, FRN, 1.331%, (3-month USD LIBOR +
1.14%), 4/15/34 ..................................... United States 17,876,000 17,929,621

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Carlyle US CLO Ltd., (continued)
e,n
Cent CLO 21 Ltd., 2014-21A, CR2, 144A, FRN, 3.329%, (3-month
USD LIBOR + 3.2%), 7/27/30 ........................... United States 502,000 $ 498,435
e
CF Hippolyta LLC, 2020-1, A1, 144A, 1.69%, 7/15/60 .......... United States 3,482,471 3,563,760
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 7.893%, 9/16/41 ................. United States 90,365 87,381
a
2018-29, PT, 144A, FRN, 30.891%, 12/15/43 ............... United States 235,489 234,691
2018-8, PT, 144A, FRN, Zero Cpn ., 6/17/41 ................ United States 6,571 5,726
2019-26, PT, 144A, FRN, 20.753%, 8/15/44 ................ United States 940,330 940,993
2019-31, PT, 144A, FRN, 22.416%, 9/15/44 ................ United States 840,540 834,210
2019-37, PT, 144A, FRN, 22.443%, 10/17/44 ............... United States 826,571 816,014
2019-42, PT, 144A, FRN, 21.204%, 11/15/44 ............... United States 846,161 846,366
2019-51, PT, 144A, FRN, 17.225%, 1/15/45 ................ United States 2,255,085 2,256,472
2019-52, PT, 144A, FRN, 16.627%, 1/15/45 ................ United States 2,811,990 2,835,165
2019-S1, PT, 144A, FRN, 18.465%, 4/15/44 ................ United States 485,032 476,891
2019-S2, PT, 144A, FRN, 15.051%, 5/16/44 ................ United States 392,908 391,207
2019-S3, PT, 144A, FRN, 15.166%, 6/15/44 ................ United States 290,047 288,970
2019-S4, PT, 144A, FRN, 14.24%, 8/15/44 ................. United States 637,593 638,101
2019-S5, PT, 144A, FRN, 13.929%, 9/15/44 ................ United States 672,439 672,495
2019-S6, PT, 144A, FRN, 12.466%, 10/17/44 ............... United States 647,880 637,012
2019-S7, PT, 144A, FRN, 11.254%, 12/15/44 ............... United States 1,270,570 1,255,306
2019-S8, PT, 144A, FRN, 11.978%, 1/15/45 ................ United States 1,637,467 1,612,955
2020-2, PT, 144A, FRN, 17.112%, 3/15/45 ................. United States 2,590,318 2,599,117
2020-7, PT, 144A, FRN, 16.993%, 4/17/45 ................. United States 1,543,601 1,530,052
e,n
Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 1.254%, (3-month
USD LIBOR + 1.12%), 4/17/30 .......................... United States 1,000,000 995,047
n
CWABS, Inc., 2004-1, M1, FRN, 0.839%, (1-month USD LIBOR +
0.75%), 3/25/34 ..................................... United States 45,456 45,374
e,n
Dryden 44 Euro CLO 2015 BV, 2015-44A, A1RR, 144A, FRN, 0.88%,
(3-month EURIBOR + 0.88%), 4/15/34 .................... Netherlands 20,020,000 EUR 23,722,348
e,n
Dryden 55 CLO Ltd. ,
2018-55A, C, 144A, FRN, 2.026%, (3-month USD LIBOR + 1.9%),
4/15/31 ........................................... United States 600,000 593,813
2018-55A, D, 144A, FRN, 2.976%, (3-month USD LIBOR +
2.85%), 4/15/31 ..................................... United States 300,000 297,000
e,n
Dryden 58 CLO Ltd., 2018-58A, A2, 144A, FRN, 1.384%, (3-month
USD LIBOR + 1.25%), 7/17/31 .......................... United States 1,600,000 1,597,300
e,n
Dryden 64 CLO Ltd., 2018-64A, C, 144A, FRN, 1.884%, (3-month
USD LIBOR + 1.75%), 4/18/31 .......................... United States 750,000 748,468
e,n
Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 1.784%, (3-month
USD LIBOR + 1.65%), 7/20/30 .......................... United States 3,700,639 3,698,424
e
FirstKey Homes Trust, 2020-SFR2, A, 144A, 1.266%, 10/19/37 ... United States 4,220,664 4,240,500
e,n
Galaxy XXVII CLO Ltd., 2018-27A, A, 144A, FRN, 1.176%, (3-month
USD LIBOR + 1.02%), 5/16/31 .......................... United States 1,500,000 1,500,300
e,n
Golden Tree Loan Management US CLO 1 Ltd., 2021-9A, A, 144A,
FRN, 1.204%, (3-month USD LIBOR + 1.07%), 1/20/33 ....... United States 15,731,000 15,767,658
e,n
Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN,
1.934%, (3-month USD LIBOR + 1.8%), 7/21/31 ............. United States 5,000,000 4,990,636
e,n
Holland Park CLO DAC, 1A, A1RR, 144A, FRN, 0.92%, (3-month
EURIBOR + 0.92%), 11/14/32 .......................... Ireland 15,000,000 EUR 17,813,391
e,n
LCM 26 Ltd., 26A, C, 144A, FRN, 1.934%, (3-month USD LIBOR +
1.8%), 1/20/31 ...................................... United States 2,000,000 1,991,712
n
Lehman XS Trust, 2005-4, 1A4, FRN, 0.649%, (1-month USD LIBOR
+ 0.56%), 10/25/35 .................................. United States 140,008 140,119
e,n
Long Point Park CLO Ltd., 2017-1A, B, 144A, FRN, 1.834%,
(3-month USD LIBOR + 1.7%), 1/17/30 ................... United States 2,000,000 1,990,219

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 24,700,000 EUR $ 29,368,261
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 2,800,000 EUR 3,329,762
e,n
Madison Park Funding XIII Ltd., 2014-13A, DR2, 144A, FRN,
2.984%, (3-month USD LIBOR + 2.85%), 4/19/30 ............ United States 332,000 329,095
e,n
Madison Park Funding XLII Ltd., 13A, C, 144A, FRN, 1.938%,
(3-month USD LIBOR + 1.8%), 11/21/30 .................. United States 1,600,000 1,585,652
e,n
Magnetite XXIX Ltd., 2021-29A, A, 144A, FRN, 1.116%, (3-month
USD LIBOR + 0.99%), 1/15/34 .......................... United States 21,809,000 21,811,066
e,m
Mill City Mortgage Loan Trust ,
2017-1, A1, 144A, FRN, 2.75%, 11/25/58 .................. United States 342,207 345,872
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 8,128,381 8,322,041
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 8,129,355 8,488,692
e,n
Neuberger Berman CLO XVIII Ltd., 2014-18A, A1BR, 144A, FRN,
1.534%, (3-month USD LIBOR + 1.4%), 10/21/30 ............ United States 2,295,000 2,299,232
e,n
Octagon Investment Partners 18-R Ltd. ,
2018-18A, A1A, 144A, FRN, 1.086%, (3-month USD LIBOR +
0.96%), 4/16/31 ..................................... United States 1,000,000 1,001,064
2018-18A, C, 144A, FRN, 2.826%, (3-month USD LIBOR + 2.7%),
4/16/31 ........................................... United States 1,000,000 982,467
e,n
Octagon Investment Partners 26 Ltd., 2016-1A, A2R, 144A, FRN,
1.476%, (3-month USD LIBOR + 1.35%), 7/15/30 ............ United States 1,600,000 1,599,143
e,n
Octagon Investment Partners 33 Ltd., 2017-1A, C, 144A, FRN,
2.884%, (3-month USD LIBOR + 2.75%), 1/20/31 ............ United States 250,000 248,316
e,n
Octagon Investment Partners 35 Ltd., 2018-1A, A1B, 144A, FRN,
1.234%, (3-month USD LIBOR + 1.1%), 1/20/31 ............. United States 2,000,000 1,988,971
e,n
OHA Credit Partners VII Ltd., 2012-7A, AR3, 144A, FRN, 1.225%,
(3-month USD LIBOR + 1.07%), 2/20/34 .................. United States 17,876,000 17,898,347
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 1,629,683 1,616,238
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 1,874,741 1,841,932
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 598,105 600,090
n
RAAC Trust, 2004-SP1, AII, FRN, 0.789%, (1-month USD LIBOR +
0.7%), 3/25/34 ...................................... United States 159,145 161,233
e,n
RR 14 Ltd., 2021-14A, A1, 144A, FRN, 1.246%, (3-month USD
LIBOR + 1.12%), 4/15/36 .............................. United States 23,418,000 23,407,657
e,n
Sculptor CLO XXV Ltd., 25A, A1, 144A, FRN, 1.404%, (3-month
USD LIBOR + 1.27%), 1/15/31 .......................... United States 10,726,000 10,728,839
e,m
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 5,525,243 5,610,658
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 12,975,407 13,517,584
2019-1, A1, 144A, FRN, 3.722%, 3/25/58 .................. United States 10,503,565 11,109,432
e,m
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 15.567%, 6/15/25 ................ United States 316,684 283,897
2019-PT2, A, 144A, FRN, 13.977%, 2/15/26 ................ United States 1,558,210 1,574,306
e,n
Voya CLO Ltd. ,
2013-2A, A1R, 144A, FRN, 1.095%, (3-month USD LIBOR +
0.97%), 4/25/31 ..................................... United States 11,800,000 11,803,002
2013-2A, CR, 144A, FRN, 2.875%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 375,000 364,743
2014-1A, BR2, 144A, FRN, 2.034%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 2,750,000 2,721,742
2014-1A, CR2, 144A, FRN, 2.934%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 600,000 580,313

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Voya CLO Ltd., (continued)
2016-3A, CR, 144A, FRN, 3.384%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 1,698,113 $ 1,645,260
2018-2A, A2, 144A, FRN, 1.376%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,489,063
380,126,089
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
m
Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33 ........................................... United States 385,089 404,409
n
Countrywide Asset-Backed Certificates Trust, 2002-3, 1A1, FRN,
0.829%, (1-month USD LIBOR + 0.74%), 5/25/32 ............ United States 1,064 1,051
405,460
a a a a a a
Total Asset-Backed Securities (Cost $400,828,490) ..............................
409,363,114
Commercial Mortgage-Backed Securities 2.1%
Diversified Financial Services 1.6%
e
BAMLL Commercial Mortgage Securities Trust ,
2012-PARK, A, 144A, 2.959%, 12/10/30 ................... United States 3,300,000 3,399,059
2015-200P, A, 144A, 3.218%, 4/14/33 .................... United States 600,000 644,025
e,n
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.843%, (1-month USD LIBOR + 0.75%),
11/15/35 .......................................... United States 2,377,286 2,382,869
2019-XL, A, 144A, FRN, 1.013%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 3,440,629 3,452,025
2020-BXLP, A, 144A, FRN, 0.893%, (1-month USD LIBOR +
0.8%), 12/15/36 ..................................... United States 10,946,327 10,972,913
2020-FOX, A, 144A, FRN, 1.093%, (1-month USD LIBOR + 1%),
11/15/32 .......................................... United States 13,233,080 13,291,816
e
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 2,210,676
Commercial Mortgage Trust ,
m
2006-GG7, AJ, FRN, 6.012%, 7/10/38 .................... United States 836,002 752,611
e,m
2014-277P, A, 144A, FRN, 3.611%, 8/10/49 ................ United States 3,880,000 4,161,588
e
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 642,441
e,n
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.793% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 1,500,000 1,503,017
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 2,187,876
e,m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A, FRN , 2.854% , 9/06/38 .................... United States 600,000 646,630
e
Morgan Stanley Capital I Trust , 2014-150E , A , 144A, 3.912% ,
9/09/32 ........................................... United States 450,000 484,033
46,731,579
a a a a a a
Thrifts & Mortgage Finance 0.5%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 109,581
FHLMC , 4402 , PE , 3.5% , 3/15/43 .........................
United States 389,023 395,441
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 645,796
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 2,220,452
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,647,404
2016-C1, A5, 3.576%, 3/15/49 .......................... United States 1,500,000 1,647,090

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
Wells Fargo Commercial Mortgage Trust , 2016-NXS6 , A2 , 2.399% ,
11/15/49 .......................................... United States 6,500,367 $ 6,504,617
13,170,381
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $58,155,643) ................
59,901,960
Mortgage-Backed Securities 2.6%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.195% - 2.267%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 923,871 968,736
968,736
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 10/01/23 .................. United States 29,335 30,581
FHLMC Gold Pools, 15 Year, 6%, 6/01/23 ................... United States 2,984 3,072
FHLMC Gold Pools, 30 Year, 5%, 1/01/39 ................... United States 67,829 77,529
111,182
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 1.155% - 3.343%, (6-month USD LIBOR +/- MBS Margin),
9/01/22 - 8/01/37 .................................... United States 629,614 636,431
FNMA, 1.225% - 1.3%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34 .................................... United States 198,249 199,138
FNMA, 1.308% - 2.561%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ....................... United States 240,329 247,392
FNMA, 1.425% - 2.75%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44 ................................... United States 5,501,017 5,732,317
FNMA, 1.556% - 5.63%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 .................................. United States 69,481 72,405
FNMA, 1.645% - 2.895%, (1-year CMT T-Note +/- MBS Margin),
3/01/24 - 4/01/40 .................................... United States 1,185,919 1,199,840
FNMA, 2.493% - 4.171%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................... United States 32,931 33,072
FNMA, 2.625%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 54,599 54,724
FNMA, 2.875%, (Federal COFI +/- MBS Margin), 8/01/29 ....... United States 2,852 2,858
FNMA, 4.8%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 ..... United States 31,228 31,398
8,209,575
Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 310,508 331,853
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 475,123 505,151
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 235,830 247,467
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 9,574 10,896
p
FNMA, Single-family, 15 Year, 2%, 8/25/36 .................. United States 59,821,000 62,085,319
63,180,686
o
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 1.875% - 2.25%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 9,112 9,252
9,252
Total Mortgage-Backed Securities (Cost $72,210,679) ............................
72,479,431

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds 1.2%
California 0.3%
San Jose Redevelopment Agency Successor Agency ,
Tax Allocation, Senior Lien, 2017 A-T, Refunding, 2.48%, 8/01/21
United States 1,595,000 $ 1,595,000
Tax Allocation, Senior Lien, 2017 A-T, Refunding, 2.63%, 8/01/22
United States 5,320,000 5,445,419
Tax Allocation, Senior Lien, 2017 A-T, Refunding, 3.226%, 8/01/27
United States 190,000 212,020
7,252,439
Colorado 0.0%
†
Board of Governors of Colorado State University System , Revenue ,
2015 E-2 , 5% , 3/01/25 ................................ United States 100,000 116,725
Florida 0.0%
†
Citizens Property Insurance, Inc. , Revenue , 2015 A-1 , 5% , 6/01/22 United States 125,000 127,005
Hawaii 0.1%
City & County Honolulu , Wastewater System , Revenue , 2019 B ,
Refunding , 2.233% , 7/01/24 ............................ United States 2,470,000 2,594,388
Illinois 0.1%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 2,415,000 2,898,584
Massachusetts 0.1%
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 2.256% , 5/01/26 ............................ United States 2,635,000 2,799,403
New York 0.4%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 1,865,000 2,188,174
New York State Urban Development Corp. , State of New York Sales
Tax , Revenue , 2019 B , Refunding , 2.25% , 3/15/26 ........... United States 8,750,000 9,190,395
11,378,569
Ohio 0.0%
†
City of Cincinnati , GO , 2015 A , Refunding , 5% , 12/01/25 ........ United States 100,000 117,781
Teays Valley Local School District , GO , 2015 , Refunding , 4% ,
12/01/26 .......................................... United States 100,000 108,763
226,544
Texas 0.2%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ..................................... United States 4,825,000 5,136,820
Total Municipal Bonds (Cost $30,475,740) ......................................
32,530,477
Residential Mortgage-Backed Securities 6.6%
Capital Markets 0.0%
†
n
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 0.829%, (1-month USD LIBOR + 0.74%),
3/25/28 ........................................... United States 119,921 120,272
2003-E, A1, FRN, 0.709%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 280,166 283,644
403,916
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services 0.4%
n
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
2.159% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 414,137 $ 425,383
e,m
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 5,786,543 6,044,220
m
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 2.017% ,
7/25/34 ........................................... United States 938,635 948,950
e,m
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 315,972 320,989
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 6 /25/ 37 ........................................ United States 154,730 132,964
e,m
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 588,388 601,870
m
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 2.678% , 1/25/35 United States 98,407 97,711
m
J.P. Morgan Mortgage Trust , 2004-A1 , 5A1 , FRN , 2.385% , 2/25/34 United States 20,522 21,886
MASTR Alternative Loan Trust , 2003-1 , 3A1 , 5% , 6/25/23 .......
United States 12,781 13,019
e,n
OBX Trust , 2018-1 , A2 , 144A, FRN , 0.739% , ( 1-month USD LIBOR +
0.65% ), 6/25/57 ..................................... United States 1,401,794 1,404,650
n
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 0.829% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 403,961 410,140
10,421,782
a a a a a a
Thrifts & Mortgage Finance 6.2%
n
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 5,134,855 5,273,301
2014-DN2, M3, FRN, 3.689%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 6,963,107 7,071,952
2014-DN3, M3, FRN, 4.089%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 1,444,067 1,474,067
2014-DN4, M3, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 2,874,405 2,917,890
2014-HQ2, M3, FRN, 3.839%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 9,743,460 9,923,851
2014-HQ3, M3, FRN, 4.839%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 486,003 488,014
2015-HQA1, M3, FRN, 4.789%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,171,975 13,525,668
2015-HQA2, M3, FRN, 4.889%, (1-month USD LIBOR + 4.8%),
5/25/28 ........................................... United States 1,532,306 1,587,304
2016-DNA1, M3, FRN, 5.639%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 10,317,222 10,811,461
2016-DNA2, M3, FRN, 4.739%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,277,543 12,832,970
2016-HQA2, M3, FRN, 5.239%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 9,778,598 10,142,675
2016-HQA3, M2, FRN, 1.439%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 98,342 98,314
2017-HQA3, M2, FRN, 2.439%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 178,773 183,144
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.339%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 6,258,346 6,543,087
2014-C01, M2, FRN, 4.489%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 1,590,128 1,644,064
2014-C02, 1M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 6,975,996 7,027,510
2014-C02, 2M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 1,568,540 1,584,995

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FNMA Connecticut Avenue Securities, (continued)
2014-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 7,049,109 $ 7,107,838
2014-C03, 2M2, FRN, 2.989%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 8,085,801 8,197,366
2014-C04, 1M2, FRN, 4.989%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 6,951,889 7,191,639
2014-C04, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 1,722,453 1,766,395
2015-C01, 1M2, FRN, 4.389%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 4,535,395 4,646,858
2015-C01, 2M2, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 166,199 166,491
2015-C02, 1M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 5,327,273 5,437,020
2015-C02, 2M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,224,117 1,235,627
2015-C03, 1M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 5,526,354 5,676,557
2016-C01, 1M2, FRN, 6.839%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,296,110 1,382,013
2016-C01, 2M2, FRN, 7.039%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 4,006,819 4,224,409
2016-C02, 1M2, FRN, 6.089%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 112,792 118,594
2016-C04, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 11,088,815 11,596,070
2016-C05, 2M2, FRN, 4.539%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 8,552,147 8,961,639
2016-C06, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 3,429,527 3,568,100
2016-C07, 2M2, FRN, 4.439%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,361,280 7,722,516
2017-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,470,040 2,539,749
n
New York Mortgage Trust , 2005-3 , M1 , FRN , 0.764% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 119,482 115,394
174,784,542
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $199,259,925) ................
185,610,240
Shares
Escrows and Litigation Trusts 0.0%
†
b
Mesquite Energy, Inc., Escrow Account ..................... United States 1,900,000 52,250
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 477,205 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 477,205 —
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
52,250
Total Long Term Investments (Cost $2,637,373,651) .............................
2,637,221,760
a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 7.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 56,061,627 $ 56,061,627
Total Money Market Funds (Cost $56,061,627) ..................................
56,061,627
Principal
Amount
*
a a a a a
Repurchase Agreements 5.8%
r
Joint Repurchase Agreement, 0.026%, 8/02/21 (Maturity Value
$164,050,233)
BNP Paribas Securities Corp. (Maturity Value $118,724,794)
Deutsche Bank Securities, Inc. (Maturity Value $16,491,970)
HSBC Securities (USA) Inc. (Maturity Value $28,833,469)
Collateralized by U.S. Government Agency Securities, 3% - 5%,
4/20/41 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 2.25%, 4/30/24 (valued at
$167,366,616) ...................................... 164,049,874 164,049,874
Total Repurchase Agreements (Cost $164,049,874) ..............................
164,049,874
Total Short Term Investments (Cost $220,111,501 ) ...............................
220,111,501
a
Total Investments (Cost $2,857,485,152) 101.6% ................................
$2,857,333,261
Other Assets, less Liabilities (1.6)% ...........................................
(47,123,957)
Net Assets 100.0% ...........................................................
$2,810,209,304
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $680,131,583, representing 24.2% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Perpetual security with no stated maturity date.
l
Principal amount of security is adjusted for inflation.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis.
q
The rate shown is the annualized seven-day effective yield at period end.
r
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At July 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 1,330 $ 178,822,656 9/21/21 $ (2,938,258)
U.S. Treasury 2 Year Notes ..................... Long 3,305 729,268,906 9/30/21 (96,414)
U.S. Treasury 5 Year Notes ..................... Short 643 80,018,336 9/30/21 (260,645)
Total Futures Contracts ...................................................................... $(3,295,317)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 2,520,623 497,928 8/09/21 $ — $ (14,346)
Brazilian Real ...... JPHQ Sell 2,520,623 460,010 8/09/21 — (23,573)
Brazilian Real ...... JPHQ Sell 4,945,000 929,371 8/30/21 — (16,526)
Chinese Yuan ...... JPHQ Buy 14,000,000 2,125,172 9/17/21 31,864 —
Turkish Lira ........ JPHQ Buy 12,510,000 1,318,230 9/28/21 122,368 —
Brazilian Real ...... JPHQ Sell 2,520,623 491,560 11/08/21 14,256 —
Euro ............. JPHQ Buy 1,520,000 1,821,226 12/14/21 — (13,071)
Euro ............. JPHQ Sell 1,200,000 1,420,236 12/14/21 — (7,255)
Canadian Dollar .... JPHQ Sell 2,640,000 2,143,301 12/16/21 27,653 —
Japanese Yen ...... JPHQ Buy 436,000,000 3,932,126 12/29/21 48,007 —
Australian Dollar .... JPHQ Buy 3,490,000 2,576,025 1/19/22 — (12,959)
Singapore Dollar .... JPHQ Buy 3,600,000 2,647,390 1/19/22 9,111 —
South Korean Won .. JPHQ Buy 3,000,000,000 2,595,245 1/19/22 1,131 —
Total Forward Exchange Contracts ................................................... $254,390 $(87,730)
Net unrealized appreciation (depreciation) ............................................ $166,660
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
ITRAXX.
EUROPE.
MAIN.35 .... 1.00% Quarterly 6/20/26 11,100,000 EUR $ 361,557 $ 291,458 $ 70,099
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $361,557 $291,458 $70,099
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 5,835,000 (389,202) (277,391) (111,811)
HCA, Inc. ..... (5.00)% Quarterly FBCO 3/20/22 2,050,000 (75,355) (47,505) (27,850)
Nabors Industries,
Inc. ....... (1.00)% Quarterly CITI 12/20/21 6,200,000 84,949 34,883 50,066
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 600,000 EUR 29,214 11,782 17,432 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 1,420,000 EUR 69,139 24,360 44,779 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 1,320,000 EUR 63,700 1,390 62,310 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 1,600,000 34,926 (41,449) 76,375 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 1,000,000 17,045 (8,315) 25,360 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 1,600,000 (204,938) (219,523) 14,585 B-
Macy's Retail
Holdings LLC . 1.00% Quarterly JPHQ 12/20/25 1,600,000 (135,437) (261,480) 126,043 B
Nabors Industries,
Inc. ....... 1.00% Quarterly CITI 12/20/23 6,200,000 (866,351) (442,878) (423,473) CCC-
Nordstrom, Inc. . 1.00% Quarterly BNDP 6/20/26 3,300,000 (208,150) (209,694) 1,544 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 3,300,000 (208,150) (160,915) (47,235) BB+
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 1,600,000 82,061 (41,814) 123,875 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 131,000 6,866 — 6,866 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 2,500,000 (604,703) (479,041) (125,662)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 7,400,000 22,319 — 22,319
Non-
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 5,600,000 $ 10,991 $ — $ 10,991
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 3,500,000 42,626 — 42,626
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 12,200,000 154,514 60,014 94,500
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 0-5% —% Quarterly MSCO 12/20/21 8,501,071 1,683,335 1,174,517 508,818
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 3,700,000 3,516 — 3,516
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 3,700,000 1,277 — 1,277
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(385,808) $(883,059) $497,251
Total Credit Default Swap Contracts .................................... $(24,251) $ (591,601) $567,350
Counterparty
Collateral
Pledged
(Received)
CITI $6,960,000
DBAB (116,680)
FBCO 30,000
JPHQ 90,000
MSCO (1,620,000)
Total collateral
$5,343,320

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
At July 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
See A bbreviations on page 104 .
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 25,083,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 22,700,000 EUR $ (1,808,010)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 4,862,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 4,400,000 EUR (350,451)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 30,525,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 27,500,000 EUR (2,066,745)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 13,930,500 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 12,550,000 EUR (946,282)
Receive Floating 3-month USD LIBOR + 0.938% ..... Quarterly 23,823,800 USD
Pay Floating 3-month EURIBOR + 0.88% ......... Quarterly CITI 6/29/22 20,020,000 EUR 88,018
Receive Floating 3-month USD LIBOR + 0.849% ..... Quarterly 3,472,000 USD
Pay Fixed 0.75% ............................ Annual DBAB 9/14/22 2,800,000 EUR 115,162
Total Cross Currency Swap Contracts ........................................................... $(4,968,308)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.079% ..... At Maturity 9/18/24 $ 1,770,000 $ 75,418 $ — $ 75,418
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.893% ..... At Maturity 1/15/27 28,100,000 1,852,445 — 1,852,445
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.313% ..... At Maturity 6/01/28 1,400,000 39,018 — 39,018
Total Inflation Index Swap Contracts .................................. $1,966,881 $— $1,966,881

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Managed Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 45.3%
Aerospace & Defense 2.6%
Lockheed Martin Corp. ................................. United States 75,000 $ 27,875,250
Northrop Grumman Corp. ............................... United States 42,900 15,573,558
Raytheon Technologies Corp. ............................ United States 751,972 65,383,965
108,832,773
Air Freight & Logistics 0.8%
United Parcel Service, Inc., B ............................ United States 175,000 33,488,000
Banks 5.3%
Bank of America Corp. ................................. United States 2,000,000 76,720,000
Citigroup, Inc. ........................................ United States 350,000 23,667,000
JPMorgan Chase & Co. ................................. United States 350,000 53,123,000
Truist Financial Corp. .................................. United States 700,100 38,106,443
US Bancorp ......................................... United States 500,000 27,770,000
219,386,443
Beverages 2.4%
Coca-Cola Co. (The) ................................... United States 785,000 44,768,550
PepsiCo, Inc. ........................................ United States 350,000 54,932,500
99,701,050
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 475,000 55,242,500
Capital Markets 0.8%
Morgan Stanley ....................................... United States 350,000 33,593,000
Chemicals 1.0%
Air Products and Chemicals, Inc. .......................... United States 50,000 14,551,500
Huntsman Corp. ...................................... United States 1,000,000 26,410,000
40,961,500
Diversified Telecommunication Services 3.0%
AT&T, Inc. ........................................... United States 700,000 19,635,000
BCE, Inc. ........................................... Canada 450,000 22,453,125
Deutsche Telekom AG .................................. Germany 1,200,000 24,906,058
Verizon Communications, Inc. ............................ United States 1,000,000 55,780,000
122,774,183
Electric Utilities 2.8%
American Electric Power Co., Inc. ......................... United States 125,000 11,015,000
Duke Energy Corp. .................................... United States 450,000 47,299,500
Edison International ................................... United States 500,000 27,250,000
FirstEnergy Corp. ..................................... United States 500,000 19,160,000
Southern Co. (The) .................................... United States 175,000 11,177,250
115,901,750
Food Products 0.8%
Nestle SA ........................................... Switzerland 250,000 31,723,750
Health Care Providers & Services 2.4%
CVS Health Corp. ..................................... United States 520,000 42,827,200
Quest Diagnostics, Inc. ................................. United States 400,000 56,720,000
99,547,200
Household Products 2.0%
Procter & Gamble Co. (The) ............................. United States 600,000 85,338,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.7%
Honeywell International, Inc. ............................. United States 300,000 $ 70,137,000
Insurance 0.4%
Travelers Cos., Inc. (The) ............................... United States 100,000 14,892,000
IT Services 1.5%
Fidelity National Information Services, Inc. ................... United States 222,014 33,091,187
International Business Machines Corp. ..................... United States 200,000 28,192,000
61,283,187
Multiline Retail 0.6%
Target Corp. ......................................... United States 100,000 26,105,000
Multi-Utilities 2.9%
Dominion Energy, Inc. .................................. United States 500,000 37,435,000
DTE Energy Co. ...................................... United States 200,000 23,464,000
Sempra Energy ....................................... United States 448,060 58,539,039
119,438,039
Oil, Gas & Consumable Fuels 3.1%
BP plc, ADR ......................................... United Kingdom 500,000 12,090,000
Chevron Corp. ....................................... United States 450,000 45,814,500
a
DT Midstream, Inc. .................................... United States 100,000 4,240,000
Exxon Mobil Corp. ..................................... United States 700,000 40,299,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 230,000 9,342,600
TotalEnergies SE, ADR ................................. France 400,000 17,452,000
129,238,100
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 400,000 23,017,302
Pharmaceuticals 4.4%
AstraZeneca plc, ADR .................................. United Kingdom 550,000 31,482,000
Bristol-Myers Squibb Co. ................................ United States 600,000 40,722,000
Eli Lilly & Co. ........................................ United States 90,000 21,915,000
Johnson & Johnson ................................... United States 250,000 43,050,000
Merck & Co., Inc. ..................................... United States 600,000 46,122,000
a
Organon & Co. ....................................... United States 60,000 1,740,600
185,031,600
Road & Rail 1.1%
Union Pacific Corp. .................................... United States 205,000 44,845,800
Semiconductors & Semiconductor Equipment 2.4%
Texas Instruments, Inc. ................................. United States 517,361 98,619,354
Specialty Retail 1.2%
Home Depot, Inc. (The) ................................. United States 150,000 49,228,500
Tobacco 0.3%
Philip Morris International, Inc. ........................... United States 129,700 12,981,673
Total Common Stocks (Cost $1,447,562,592) ....................................
1,881,307,704
Management Investment Companies 2.3%
Capital Markets 2.3%
b
Franklin FTSE United Kingdom ETF ....................... United States 1,250,000 31,175,000
b,c
Franklin Liberty Systematic Style Premia ETF ................ United States 1,175,000 24,087,500

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies
(continued)
Capital Markets (continued)
b
Franklin Liberty U.S. Low Volatility ETF ..................... United States 860,000 $ 41,598,200
96,860,700
Total Management Investment Companies (Cost $89,273,888) ....................
96,860,700
Equity-Linked Securities 13.4%
Banks 0.8%
d,e
Citigroup Global Markets Holdings, Inc. into JPMorgan Chase & Co.,
144A, 8%, 8/15/22 ................................... United States 230,000 34,793,224
Capital Markets 0.4%
d
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 220,000 18,393,175
Chemicals 0.6%
d
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 86,000 24,831,676
Communications Equipment 1.4%
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 7.5%, 8/04/21 United States 1,077,000 57,690,940
Energy Equipment & Services 0.6%
d
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 850,000 24,209,426
Media 0.9%
d
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 744,000 36,030,435
Multiline Retail 0.8%
d
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 168,000 33,534,067
Oil, Gas & Consumable Fuels 0.8%
d,e
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 310,000 31,413,263
Pharmaceuticals 1.5%
d
Credit Suisse AG into Pfizer, Inc., 144A, 8%, 8/27/21 ........... United States 1,493,000 63,172,701
Semiconductors & Semiconductor Equipment 3.3%
d
Barclays Bank plc into Intel Corp., 144A, 8%, 8/16/21 .......... United States 1,054,000 56,473,376
d
National Bank of Canada into Microchip Technology, Inc., 144A,
6.5%, 6/01/22 ...................................... United States 284,200 40,978,337
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 8%, 2/01/22 United States 246,000 40,608,379
138,060,092
Software 0.8%
d
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 470,000 30,942,635
Technology Hardware, Storage & Peripherals 0.5%
d
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 22,420,006
Trading Companies & Distributors 1.0%
d
JPMorgan Chase Bank NA into Fastenal Co., 144A, 7.5%, 12/03/21 United States 770,000 40,670,408
Total Equity-Linked Securities (Cost $528,539,471) ..............................
556,162,048
Convertible Preferred Stocks 10.4%
Capital Markets 0.4%
KKR & Co., Inc., 6%, C ................................. United States 200,000 16,608,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Chemicals 0.6%
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 $ 25,470,000
Electric Utilities 3.9%
American Electric Power Co., Inc., 6.125% .................. United States 700,000 35,189,000
American Electric Power Co., Inc., 6.125% .................. United States 64,500 3,423,015
NextEra Energy, Inc., 5.279% ............................ United States 1,200,000 61,608,000
Southern Co. (The), 6.75%, 2019 ......................... United States 1,150,000 59,627,500
159,847,515
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 30,715,000
c
Danaher Corp., 5%, B .................................. United States 30,000 48,078,300
78,793,300
Health Care Technology 0.4%
Change Healthcare, Inc., 6% ............................. United States 250,000 18,172,500
Multi-Utilities 2.0%
Dominion Energy, Inc., 7.25%, A .......................... United States 450,000 44,878,500
DTE Energy Co., 6.25% ................................ United States 750,000 38,475,000
83,353,500
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc., 8%, A .................................. United States 32,000 49,418,880
Total Convertible Preferred Stocks (Cost $352,794,346) ..........................
431,663,695
Principal
Amount
*
Corporate Bonds 21.6%
Automobiles 0.3%
General Motors Co. , Senior Note , 5.4% , 10/02/23 ............. United States 10,000,000 10,972,807
Banks 1.6%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 15,000,000 16,492,825
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 11,275,655
Barclays plc , Senior Bond , 3.65% , 3/16/25 .................. United Kingdom 15,000,000 16,314,030
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 .................. United States 20,000,000 22,727,779
66,810,289
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.5% , 11/16/26 .. United States 15,000,000 16,395,251
Morgan Stanley , Sub. Bond , 4.35% , 9/08/26 ................. United States 15,000,000 17,096,286
33,491,537
Chemicals 0.6%
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 ....... United States 20,000,000 22,775,201
Communications Equipment 0.4%
d
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 15,000,000 15,195,750
Consumer Finance 1.2%
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 10,000,000 11,223,723
Sub. Bond, 3.75%, 7/28/26 ............................ United States 10,000,000 11,083,183
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 ....... United States 25,000,000 28,341,125
50,648,031

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.2%
d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 10,000,000 $ 10,037,500
Diversified Telecommunication Services 0.6%
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 15,000,000 15,712,500
Verizon Communications, Inc. , Senior Bond , 2.55% , 3/21/31 ..... United States 10,000,000 10,405,527
26,118,027
Electric Utilities 0.5%
d
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 20,000,000 21,905,387
Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 ......... United States 15,000,000 16,421,326
Food & Staples Retailing 0.5%
Walmart, Inc. , Senior Bond , 3.25% , 7/08/29 .................. United States 20,000,000 22,642,220
Food Products 0.4%
d
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 15,000,000 15,199,350
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 ....... United States 9,700,000 11,337,323
Health Care Providers & Services 3.6%
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 20,000,000 21,116,800
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 15,000,000 15,215,625
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 25,000,000 26,246,000
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 25,000,000 26,834,250
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 7,216,000 7,666,842
Senior Note, 3.4%, 3/01/27 ............................ United States 15,000,000 16,619,732
CVS Health Corp. , Senior Bond , 3.875% , 7/20/25 ............. United States 15,000,000 16,610,767
Tenet Healthcare Corp. , Senior Secured Note , 4.625% , 7/15/24 ... United States 17,000,000 17,254,745
147,564,761
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 10,000,000 10,655,309
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 10,000,000 10,587,500
21,242,809
Household Products 0.1%
d
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 5,000,000 5,046,675
Insurance 0.4%
d
Liberty Mutual Group, Inc. , Senior Note , 144A, 4.95% , 5/01/22 ... United States 7,100,000 7,337,524
Prudential Financial, Inc. , Junior Sub. Bond , 3.7% to 10/01/30, FRN
thereafter , 10/01/50 .................................. United States 10,000,000 10,593,954
17,931,478
Interactive Media & Services 0.2%
d
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 10,000,000 10,069,249
IT Services 0.6%
Fiserv, Inc. , Senior Bond , 4.2% , 10/01/28 ................... United States 20,000,000 23,214,502

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 ............. United Kingdom 7,500,000 $ 8,421,740
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 .............. United States 12,000,000 12,435,000
Metals & Mining 0.6%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 6,620,000 7,745,400
d
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 15,000,000 16,331,775
24,077,175
Oil, Gas & Consumable Fuels 0.7%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 16,605,000
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ...... United States 10,000,000 11,685,600
28,290,600
Paper & Forest Products 0.4%
Suzano Austria GmbH , Senior Bond , 3.125% , 1/15/32 .......... Brazil 15,000,000 14,883,750
Pharmaceuticals 3.0%
d
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 2/15/29 ........................ United States 10,000,000 9,462,900
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 10,000,000 10,225,450
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 16,775,644
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 .......... United States 10,000,000 11,337,717
d
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 15,000,000 14,928,675
d
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 25,000,000 26,091,000
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 .................... United States 19,000,000 22,078,217
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 15,000,000 15,400,725
126,300,328
Road & Rail 0.5%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 21,000,000 21,472,500
Semiconductors & Semiconductor Equipment 0.4%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23 United States 15,000,000 15,952,665
Tobacco 1.2%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ............... United States 15,000,000 14,782,278
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 ............. United Kingdom 15,000,000 16,248,632
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 ......... United Kingdom 15,000,000 16,684,306
47,715,216
Wireless Telecommunication Services 1.1%
Sprint Corp. , Senior Note , 7.625% , 2/15/25 .................. United States 10,000,000 11,801,050
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
9/20/29 ........................................... United States 7,031,250 7,539,152
T-Mobile USA, Inc. , Senior Secured Note , 3.875% , 4/15/30 ...... United States 25,000,000 28,313,000
47,653,202
Total Corporate Bonds (Cost $821,814,169) .....................................
895,826,398

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.1%
U.S. Treasury Notes ,
2.75%, 9/15/21 ..................................... United States 25,000,000 $ 25,080,777
2.875%, 10/31/23 .................................... United States 50,000,000 52,976,563
0.5%, 3/31/25 ...................................... United States 50,000,000 50,035,156
Total U.S. Government and Agency Securities (Cost $124,851,234) ................
128,092,496
Asset-Backed Securities 0.5%
Airlines 0.5%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 9,274,750 10,336,696
2020-1, B, 4.875%, 7/15/27 ............................ United States 11,211,000 11,780,090
22,116,786
a a a a a a
Total Asset-Backed Securities (Cost $20,485,750) ...............................
22,116,786
Mortgage-Backed Securities 0.8%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,755,781 1,915,908
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 29,138,633 30,513,489
Total Mortgage-Backed Securities (Cost $32,942,756) ............................
32,429,397
Total Long Term Investments (Cost $3,418,264,206) .............................
4,044,459,224
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Puts - Exchange-Traded
Equity Options
Raytheon Technologies Corp., November Strike Price $80.00,
Expires 11/19/21 .................................... 2,000 14,659,024 504,000
SPDR S&P 500 ETF Trust, October Strike Price $440.00, Expires
10/15/21 .......................................... 15,000 657,765,000 19,800,000
Texas Instruments, Inc., January Strike Price $175.00, Expires
1/21/22 ........................................... 3,000 57,186,000 2,250,000
22,554,000
Total Options Purchased (Cost $21,900,774) ....................................
22,554,000
Short Term Investments 4.2%
a a
Country Shares
a
Value
a
Money Market Funds 3.3%
b,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 135,333,677 135,333,677
Total Money Market Funds (Cost $135,333,677) .................................
135,333,677

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Investments from Cash Collateral Received for
Loaned Securities 0.9%
a a a a a
Money Market Funds 0.7%
b,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 29,920,000 $ 29,920,000
Principal
Amount
*
Repurchase Agreements 0.2%
g
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $7,480,061)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$7,629,636) ........................................ 7,480,030 7,480,030
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $37,400,030) ...........................................................
37,400,030
Total Short Term Investments (Cost $172,733,707 ) ...............................
172,733,707
a
Total Investments (Cost $3,612,898,687) 102.1% ................................
$4,239,746,931
Options Written (0.3)% .......................................................
(14,192,250)
Other Assets, less Liabilities (1.8)% ...........................................
(74,553,348)
Net Assets 100.0% ...........................................................
$4,151,001,333
Number of
Contracts
Notional
Amount
#
Options Written (0.3)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., January Strike Price $135.00, Expires 1/21/22 ...... 4,750 46,567,059 (593,750)
Air Products and Chemicals, Inc., January Strike Price $320.00,
Expires 1/21/22 ..................................... 500 14,551,500 (235,000)
American Electric Power Co., Inc., January Strike Price $95.00,
Expires 1/21/22 ..................................... 1,250 11,015,000 (201,250)
AT&T, Inc., September Strike Price $30.00, Expires 9/17/21 ...... 7,000 19,635,000 (91,000)
Bank of America Corp., January Strike Price $45.00, Expires 1/21/22 20,000 76,720,000 (1,300,000)
BP plc, January Strike Price $30.00, Expires 1/21/22 ........... 5,000 12,090,000 (260,000)
Bristol-Myers Squibb Co., January Strike Price $80.00, Expires
1/21/22 ........................................... 6,000 40,722,000 (276,000)
Citigroup, Inc., January Strike Price $82.50, Expires 1/21/22 ..... 3,500 23,667,000 (332,500)
Coca-Cola Co. (The), January Strike Price $65.00, Expires 1/21/22 5,000 28,515,000 (175,000)
CVS Health Corp., January Strike Price $100.00, Expires 1/21/22 . 5,000 41,180,000 (335,000)
Eli Lilly & Co., September Strike Price $250.00, Expires 9/17/21 .. 900 21,915,000 (622,800)
Fidelity National Information Services, Inc., September Strike Price
$150.00, Expires 9/17/21 .............................. 2,220 33,089,100 (1,021,200)
Home Depot, Inc. (The), September Strike Price $340.00, Expires
9/17/21 ........................................... 750 24,614,250 (362,250)
Home Depot, Inc. (The), January Strike Price $360.00, Expires
1/21/22 ........................................... 750 24,614,250 (577,500)
Honeywell International, Inc., September Strike Price $230.00,
Expires 9/17/21 ..................................... 1,000 23,379,000 (850,000)
International Business Machines Corp., October Strike Price
$150.00, Expires 10/15/21 ............................. 1,000 14,096,000 (128,000)
Procter & Gamble Co. (The), January Strike Price $160.00, Expires
1/21/22 ........................................... 3,000 42,669,000 (405,000)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 104 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Quest Diagnostics, Inc., August Strike Price $140.00, Expires
8/20/21 ........................................... 2,000 23,906,259 $ (672,000)
Union Pacific Corp., August Strike Price $240.00, Expires 8/20/21 . 1,000 21,876,000 (9,000)
United Parcel Service, Inc., September Strike Price $230.00, Expires
9/17/21 ........................................... 750 14,352,000 (15,000)
(8,462,250)
Puts - Exchange-Traded
Equity Options
SPDR S&P 500 ETF Trust, October Strike Price $390.00, Expires
10/15/21 .......................................... 15,000 657,765,000 (5,730,000)
(5,730,000)
Total Options Written (Premiums received $13,322,977) ..........................
$ (14,192,250)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 9 regarding investments in affiliated management investment companies.
c
A portion or all of the security is on loan at July 31, 2021.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $919,244,379, representing 22.1% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Total Return Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a,b
Valaris Ltd. .......................................... United States 2,435 $ 65,988
a
Weatherford International plc ............................. United States 34,108 594,844
660,832
Multiline Retail 0.0%
a,c,d
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,c,d
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Riviera Resources, Inc. ................................. United States 12,605 3,256
Total Common Stocks (Cost $1,219,500) .......................................
664,088
Management Investment Companies 18.0%
Capital Markets 18.0%
e
Franklin Floating Rate Income Fund ....................... United States 24,116,234 190,759,408
b,e
Franklin Liberty High Yield Corporate ETF ................... United States 5,830,000 154,699,050
e
Franklin Liberty Investment Grade Corporate ETF ............. United States 18,335,000 485,144,100
e
Franklin Liberty Senior Loan ETF ......................... United States 1,737,400 43,229,292
b
Invesco Senior Loan ETF ............................... United States 3,570,000 78,647,100
952,478,950
Total Management Investment Companies (Cost $926,022,133) ...................
952,478,950
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 6.499% ............................ United States 93,000 2,577,960
Total Preferred Stocks (Cost $2,325,000) .......................................
2,577,960
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 2,551 603
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 3,189 416
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 4,100 240
1,259
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 732 2,855
Total Warrants (Cost $—) .....................................................
4,114
Principal
Amount
*
Corporate Bonds 19.5%
Aerospace & Defense 0.3%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 9,500,000 9,588,084
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........ United States 3,500,000 5,046,181
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 .............. United States 3,000,000 3,094,655
17,728,920
Air Freight & Logistics 0.1%
f
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 3,300,000 3,304,175

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics (continued)
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 2,000,000 $ 2,337,737
5,641,912
Airlines 0.6%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 2,600,000 2,807,818
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,500,000 11,293,520
f
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 12,200,000 12,803,778
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,200,000 2,266,286
29,171,402
Auto Components 0.1%
f
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 2,500,000 2,738,737
Banks 1.8%
f
Akbank TAS , Senior Bond , 144A, 5.125% , 3/31/25 ............ Turkey 5,600,000 5,663,280
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ........... Spain 3,600,000 3,635,930
Bank of America Corp. ,
Senior Bond, 2.592% to 4/29/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 6,951,400
Sub. Bond, 6.11%, 1/29/37 ............................ United States 2,800,000 3,896,161
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 10,500,000 10,883,865
Senior Bond, 4.65%, 7/23/48 ........................... United States 3,700,000 4,914,553
g
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,800,000 4,237,000
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 10,600,000 11,184,911
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 3,800,000 3,850,035
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 3,400,000 3,444,520
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/24/30, FRN thereafter, 3/24/31 ..... United States 17,100,000 20,469,954
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 2,151,827
f
Societe Generale SA , Senior Note , 144A, 1.792% to 6/09/26, FRN
thereafter , 6/09/27 ................................... France 7,500,000 7,535,041
f
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 7,300,000 7,322,300
96,140,777
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 2,241,731
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 4,367,076
6,608,807
Biotechnology 0.7%
AbbVie, Inc. ,
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 4,066,236
Senior Note, 3.2%, 11/21/29 ........................... United States 18,000,000 19,781,434
Amgen, Inc. , Senior Bond , 2.45% , 2/21/30 ................... United States 10,000,000 10,479,238
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30 .. United States 1,400,000 1,355,126
35,682,034

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.2%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 1.992% to 1/27/31, FRN thereafter, 1/27/32 ..... United States 5,000,000 $ 4,932,992
Senior Bond, 6.25%, 2/01/41 ........................... United States 2,800,000 4,197,497
9,130,489
Chemicals 0.5%
f
Alpek SAB de CV , Senior Bond , 144A, 3.25% , 2/25/31 ......... Mexico 5,800,000 5,900,775
f
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 11,800,000 12,471,538
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 1,000,000 1,243,115
Westlake Chemical Corp. , Senior Bond , 3.375% , 6/15/30 ....... United States 3,500,000 3,833,957
f
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,700,000 1,848,374
25,297,759
Commercial Services & Supplies 0.1%
f
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 2,300,000 EUR 2,752,001
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 800,000 832,752
f
Nielsen Finance LLC / Nielsen Finance Co. , Senior Bond , 144A,
4.75% , 7/15/31 ..................................... United States 3,100,000 3,130,628
6,715,381
Communications Equipment 0.1%
f
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 3,000,000 3,039,150
Consumer Finance 0.1%
Capital One Financial Corp. , Senior Bond , 3.8% , 1/31/28 ........ United States 3,700,000 4,184,214
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ........ United States 2,000,000 2,201,140
6,385,354
Containers & Packaging 0.3%
Amcor Flexibles North America, Inc. , Senior Bond , 2.63% , 6/19/30 United States 2,800,000 2,921,624
f
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 3,000,000 2,934,555
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 3,000,000 3,071,580
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 2,300,000 2,300,000
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 4,700,000 5,039,849
16,267,608
Diversified Financial Services 0.2%
f
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 10,500,000 10,477,363
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 ..... Netherlands 1,700,000 2,160,112
12,637,475
Diversified Telecommunication Services 0.4%
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 3,000,000 3,079,095
AT&T, Inc. , Senior Bond , 3.5% , 6/01/41 ..................... United States 8,000,000 8,509,688
f
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 1,500,000 1,574,625
Orange SA , Senior Bond , 8.75% , 3/01/31 ................... France 1,300,000 2,065,727
Verizon Communications, Inc. , Senior Bond , 2.55% , 3/21/31 ..... United States 7,500,000 7,804,145
23,033,280
Electric Utilities 1.4%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 ....... United States 700,000 1,049,547

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 ............. United States 2,000,000 $ 2,203,228
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 ......... United States 1,300,000 1,955,709
f
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 . Italy 3,000,000 4,544,377
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 .................. United States 16,900,000 19,547,708
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 .............. United States 9,000,000 10,791,800
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 2,415,845
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 13,900,000 15,662,052
f
State Grid Overseas Investment 2016 Ltd. , Senior Bond , 144A,
3.5% , 5/04/27 ...................................... China 10,700,000 11,908,454
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 520,000 770,111
f
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 3,100,000 3,184,754
74,033,585
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 .... United States 3,000,000 3,018,300
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 .................... United States 16,700,000 19,543,652
22,561,952
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 800,000 957,254
Senior Bond, 4.08%, 12/15/47 .......................... United States 1,200,000 1,386,387
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 1,032,000 1,069,838
3,413,479
Entertainment 0.4%
f
Netflix, Inc. ,
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,000,000 3,710,505
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 12,800,000 15,438,528
19,149,033
Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix , Inc. , Senior Bond , 3.2% , 11/18/29 .................. United States 3,500,000 3,813,950
National Retail Properties, Inc. , Senior Bond , 4.3% , 10/15/28 ..... United States 9,700,000 11,207,511
15,021,461
Food & Staples Retailing 0.2%
f
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 9,700,000 10,642,646
Food Products 0.3%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............... United States 3,000,000 3,127,500
f
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,700,000 3,012,804
f
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 2,500,000 2,520,000
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 .............. United States 3,100,000 3,301,630
f
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 3,000,000 3,039,870
15,001,804
Health Care Equipment & Supplies 0.2%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 ....... United States 1,700,000 1,986,954
STERIS Irish FinCo . UnLtd . Co. , Senior Note , 2.7% , 3/15/31 ..... United States 5,900,000 6,133,266
8,120,220
Health Care Providers & Services 1.0%
Anthem, Inc. , Senior Bond , 4.65% , 1/15/43 .................. United States 3,100,000 3,961,696

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp. ,
Senior Bond, 3%, 10/15/30 ............................ United States 12,300,000 $ 12,800,118
Senior Note, 4.25%, 12/15/27 .......................... United States 2,000,000 2,112,500
f
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 800,000 848,036
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 600,000 639,066
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 .............. United States 3,200,000 4,023,267
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,900,000 1,966,500
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49 United States 11,270,000 12,627,168
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 2,810,000 3,183,269
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26 United States 8,875,000 9,549,446
51,711,066
Hotels, Restaurants & Leisure 0.9%
f
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 2,400,000 2,486,051
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,100,000 2,116,190
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 8,500,000 9,057,013
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 15,300,000 15,433,875
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 13,000,000 12,826,580
f
TUI Cruises GmbH , Senior Note , 144A, 6.5% , 5/15/26 .......... Germany 2,100,000 EUR 2,558,638
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 1,500,000 1,539,600
46,017,947
Household Durables 0.3%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 3,000,000 3,101,250
h
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 3,000,000 3,012,060
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 ......... United States 10,400,000 11,642,044
17,755,354
Independent Power and Renewable Electricity Producers 0.2%
f
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 2,500,000 2,534,537
f
Colbun SA , Senior Bond , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 4,594,634
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 3,300,000 3,279,095
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 3,000,000 2,740,740
13,149,006
Insurance 0.4%
f
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.569% , 2/01/29 .. United States 12,000,000 14,169,307
f
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ..................................... United States 8,200,000 8,913,159
23,082,466
Interactive Media & Services 0.3%
f
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 15,000,000 15,103,874
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd. ,
Senior Bond, 3.4%, 12/06/27 ........................... China 14,700,000 16,096,265
Senior Bond, 2.125%, 2/09/31 .......................... China 7,400,000 7,327,842
23,424,107

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.3%
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 1,800,000 $ 2,012,332
Senior Bond, 2.65%, 6/01/30 ........................... United States 8,600,000 9,056,386
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 3,000,000 3,270,090
14,338,808
Machinery 0.0%
†
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 2,300,000 2,455,910
Media 0.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 18,200,000 18,894,679
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 10,000,000 12,063,176
Senior Bond, 4.2%, 8/15/34 ............................ United States 1,700,000 2,040,892
Senior Bond, 4.049%, 11/01/52 ......................... United States 2,000,000 2,424,849
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 3,200,000 1,860,000
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ................... United States 3,000,000 3,934,180
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 3,000,000 3,052,320
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 400,000 401,488
44,671,584
Metals & Mining 0.1%
f
Novelis Corp. , Senior Bond , 144A, 4.75% , 1/30/30 ............ United States 2,500,000 2,665,388
Multiline Retail 0.3%
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 ................. United States 11,700,000 13,427,305
c,f,i
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,419,520 —
c,f,i
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 867,575 —
13,427,305
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 .. United States 2,700,000 3,873,795
Dominion Energy, Inc. ,
Senior Note, 4.25%, 6/01/28 ........................... United States 10,000,000 11,653,841
C, Senior Note, 3.375%, 4/01/30 ........................ United States 4,351,000 4,829,596
20,357,232
Oil, Gas & Consumable Fuels 2.0%
f
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............... Norway 10,400,000 11,581,770
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 ........... Canada 1,500,000 2,049,019
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 1,600,000 1,829,687
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ... United States 1,700,000 1,796,917
f
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 15,500,000 18,706,098
f
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 4,000,000 4,165,500
Diamondback Energy, Inc. , Senior Note , 5.375% , 5/31/25 ....... United States 5,500,000 5,651,348
Enable Midstream Partners LP ,
Senior Bond, 5.25%, 5/15/44 ........................... United States 1,200,000 1,328,680
Senior Note, 4.15%, 5/15/24 ........................... United States 3,600,000 3,847,542

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 $ 5,079,432
Senior Bond, 5.15%, 2/01/43 ........................... United States 6,000,000 6,974,974
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 ......... United States 400,000 416,604
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29 United States 2,000,000 2,182,381
Exxon Mobil Corp. ,
Senior Bond, 2.61%, 10/15/30 .......................... United States 6,100,000 6,547,423
Senior Bond, 3.452%, 4/15/51 .......................... United States 2,000,000 2,240,202
f
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 4,039,939
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 151,936 156,304
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 689,984 715,089
MPLX LP ,
Senior Bond, 4.7%, 4/15/48 ............................ United States 2,000,000 2,354,850
Senior Note, 4.875%, 6/01/25 .......................... United States 4,500,000 5,099,572
Occidental Petroleum Corp. , Senior Bond , 6.125% , 1/01/31 ...... United States 1,800,000 2,128,860
f
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 900,000 940,608
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 .. United States 1,400,000 1,435,000
TotalEnergies Capital International SA , Senior Bond , 3.455% ,
2/19/29 ........................................... France 1,800,000 2,031,048
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ...... Canada 3,400,000 3,934,721
f
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 600,000 521,280
f
Venture Global Calcasieu LLC ,
144A, 4.125%, 8/15/31 ............................... United States 1,000,000 1,036,250
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 1,000,000 1,023,750
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 ......... United States 3,200,000 3,539,176
103,354,024
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 5,000,000 5,215,250
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 7,300,000 7,243,425
12,458,675
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 ............. United Kingdom 8,800,000 9,383,000
f
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 2,600,000 2,676,700
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 800,000 792,648
12,852,348
Pharmaceuticals 0.4%
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,000,000 3,980,980
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 1,500,000 1,546,875
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 2,500,000 2,566,787
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 ............. United States 8,000,000 7,889,580
Takeda Pharmaceutical Co. Ltd. , Senior Note , 2.05% , 3/31/30 .... Japan 6,400,000 6,450,336
22,434,558
Real Estate Management & Development 0.1%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 600,000 629,292

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development (continued)
f
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,700,000 EUR $ 2,013,947
2,643,239
Road & Rail 0.4%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 2,181,907
Senior Bond, 3.9%, 8/01/46 ............................ United States 5,000,000 5,990,683
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 3,100,000 3,107,750
f
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 7,500,000 10,462,500
21,742,840
Semiconductors & Semiconductor Equipment 0.3%
f
SK Hynix, Inc. , Senior Bond , 144A, 2.375% , 1/19/31 ........... South Korea 14,800,000 14,703,341
Software 0.0%
†
Anagram, Inc. , Secured Note , 10% , 8/15/26 ................. United States 616,265 578,433
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 2,400,000 2,872,544
Murphy Oil USA, Inc. , Senior Bond , 4.75% , 9/15/29 ............ United States 2,700,000 2,870,653
f
Party City Holdings, Inc. , Senior Secured Note , 144A, 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,110,015 1,053,471
6,796,668
Thrifts & Mortgage Finance 0.3%
Radian Group, Inc. , Senior Note , 4.875% , 3/15/27 ............. United States 16,800,000 18,295,620
Tobacco 0.3%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................ United States 15,100,000 16,272,115
Trading Companies & Distributors 0.1%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 400,000 363,816
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 1,100,000 1,183,869
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 1,900,000 2,117,408
3,665,093
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
Senior Secured Bond, 4.375%, 4/15/40 ................... United States 3,400,000 4,033,913
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 5,700,000 5,820,127
Senior Secured Note, 3.875%, 4/15/30 ................... United States 10,000,000 11,325,200
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ............. United Kingdom 16,000,000 22,440,155
43,619,395
Total Corporate Bonds (Cost $987,564,729) .....................................
1,031,739,661
a
j
Senior Floating Rate Interests 1.1%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 5,151,767 4,990,775

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., (continued)
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,769,767 $ 2,683,212
7,673,987
a a a a a a
Airlines 0.3%
h,k
Air Canada , Term Loan, B , TBD, 7/27/28 ....................
Canada 13,000,000 13,037,960
Diversified Consumer Services 0.1%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 6,592,684 6,469,532
Entertainment 0.2%
Diamond Sports Group LLC , Term Loan , 3.35% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 4,802,248 2,655,427
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.85% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 6,468,353 6,302,052
8,957,479
a a a a a a
Leisure Products 0.1%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 7,570,931 7,383,778
Media 0.1%
h
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 6,074,401 6,080,263
Personal Products 0.1%
Coty, Inc. , USD Term Loan, B , 2.352% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 7,425,446 7,153,638
Total Senior Floating Rate Interests (Cost $58,364,943) ..........................
56,756,637
Marketplace Loans 0.5%
Diversified Financial Services 0.5%
c
Freedom Financial Asset Management LLC, 5.99% - 26.99%,
3/20/23 - 9/25/26 .................................... United States 18,316,798 18,187,715
c
Lending Club - LCX PM, 6.49% - 21.49%, 10/07/23 - 2/08/26 ..... United States 3,255,116 3,138,347
c
Lending Club - LCX, 6.46% - 25.65%, 7/30/22 - 4/14/25 ......... United States 3,011,519 2,780,031
c
Upgrade, 13.64% - 30.99%, 10/11/22 - 1/20/25 ............... United States 1,712,359 1,533,611
c
Upstart Network, Inc., 15.3% - 30.65%, 7/09/24 - 7/09/26 ....... United States 199,362 199,269
25,838,973
a a a a a a
Total Marketplace Loans (Cost $26,495,154) ....................................
25,838,973
Foreign Government and Agency Securities 4.3%
f
African Export-Import Bank (The), Senior Bond, 144A, 3.994%,
9/21/29 ........................................... Supranational
l
1,400,000 1,488,550
f
Banque Centrale de Tunisie , Senior Bond, 144A, 5.75%, 1/30/25 .. Tunisia 8,000,000 6,795,240
f
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
l
10,700,000 11,944,538
f
Belarus Government Bond, Senior Bond, 144A, 7.625%, 6/29/27 .. Belarus 13,300,000 13,093,517
Brazil Government Bond, Senior Bond, 5.625%, 2/21/47 ........ Brazil 6,500,000 7,030,627
Colombia Government Bond, Senior Bond, 5%, 6/15/45 ........ Colombia 8,800,000 9,233,224
f
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 610,400,000 DOP 11,299,771

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
f
Egypt Government Bond, Senior Bond, 144A, 8.875%, 5/29/50 ... Egypt 4,500,000 $ 4,804,875
f,g
Electricite de France SA, Junior Sub. Bond, 144A, 5.25% to 1/29/23,
FRN thereafter, Perpetual ............................. France 24,000,000 25,248,000
f
Gabon Government Bond, Senior Bond, 144A, 6.625%, 2/06/31 .. Gabon 5,000,000 5,026,500
f
Indonesia Government Bond, Senior Bond, 144A, 4.35%, 1/08/27 . Indonesia 9,100,000 10,344,688
f
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 13,243,750 12,701,087
f
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 6,700,000 7,524,435
Mexico Government Bond, Senior Bond, 4.5%, 4/22/29 ......... Mexico 9,500,000 10,833,373
f
Nigeria Government Bond, Senior Bond, 144A, 9.248%, 1/21/49 .. Nigeria 3,600,000 4,145,872
f
Panama Government Bond, Senior Note, 144A, 3.75%, 4/17/26 .. Panama 5,700,000 6,179,940
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 8,051,120
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,900,000 3,952,860
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 6,000,000 5,807,370
f
Russia Government Bond, Senior Bond, 144A, 4.875%, 9/16/23 .. Russia 11,600,000 12,610,685
b
South Africa Government Bond, Senior Bond, 5.875%, 6/22/30 ... South Africa 9,500,000 10,806,250
Turkey Government Bond, Senior Bond, 5.25%, 3/13/30 ........ Turkey 10,000,000 9,615,750
f
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/21 ....................... Ukraine 229,000 230,349
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 229,000 239,785
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 229,000 245,880
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 229,000 249,159
Senior Note, 144A, 7.75%, 9/01/25 ....................... Ukraine 229,000 249,460
Senior Bond, 144A, 7.75%, 9/01/26 ...................... Ukraine 229,000 251,183
Senior Bond, 144A, 7.75%, 9/01/27 ...................... Ukraine 229,000 251,297
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 12,400,000 12,934,192
m
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 474,000 553,630
n
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 449,880,512 UYU 11,569,320
Total Foreign Government and Agency Securities (Cost $226,219,313) ............
225,312,527
U.S. Government and Agency Securities 23.7%
U.S. Treasury Bonds ,
n
3.625%, 4/15/28 ..................................... United States 6,000,000 13,740,330
1.125%, 5/15/40 ..................................... United States 25,000,000 22,344,726
1.125%, 8/15/40 ..................................... United States 34,000,000 30,283,906
3.125%, 11/15/41 .................................... United States 14,500,000 17,812,910
2.5%, 5/15/46 ...................................... United States 9,000,000 10,100,391
2.25%, 8/15/46 ..................................... United States 28,800,000 30,870,000
2.75%, 11/15/47 ..................................... United States 25,500,000 30,066,094
3.125%, 5/15/48 ..................................... United States 16,500,000 20,826,094
3%, 8/15/48 ........................................ United States 17,000,000 21,014,922
2.875%, 5/15/49 ..................................... United States 14,000,000 16,988,672
2.25%, 8/15/49 ..................................... United States 39,000,000 41,946,328
1.25%, 5/15/50 ..................................... United States 24,000,000 20,436,562
2.375%, 5/15/51 ..................................... United States 14,200,000 15,756,453
U.S. Treasury Notes ,
0.125%, 8/31/22 ..................................... United States 25,000,000 25,009,765
0.125%, 11/30/22 .................................... United States 50,000,000 50,015,625
0.125%, 1/31/23 ..................................... United States 75,000,000 75,000,000
1.125%, 2/28/25 ..................................... United States 50,000,000 51,169,922
0.25%, 6/30/25 ..................................... United States 145,000,000 143,436,719
0.25%, 7/31/25 ..................................... United States 90,000,000 88,955,860
0.25%, 8/31/25 ..................................... United States 74,000,000 73,066,328
0.25%, 9/30/25 ..................................... United States 150,000,000 148,001,953
0.375%, 11/30/25 .................................... United States 128,000,000 126,795,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.375%, 12/31/25 .................................... United States 124,000,000 $ 122,716,407
0.75%, 5/31/26 ..................................... United States 35,000,000 35,123,047
0.375%, 7/31/27 ..................................... United States 22,200,000 21,583,430
Total U.S. Government and Agency Securities (Cost $1,248,265,565) ..............
1,253,061,444
Asset-Backed Securities 11.1%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,401,375 1,472,511
Commercial Services & Supplies 0.2%
f,o
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , 7/15/33 .... Ireland 5,100,000 EUR 6,062,230
f,p
LCM XXII Ltd. ,
22A, A2R, 144A, FRN, 1.584%, (3-month USD LIBOR + 1.45%),
10/20/28 .......................................... United States 1,000,000 1,002,019
22A, CR, 144A, FRN, 2.934%, (3-month USD LIBOR + 2.8%),
10/20/28 .......................................... United States 1,000,000 983,152
8,047,401
a a a a a a
Diversified Financial Services 10.9%
f,p
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 2,050,000 EUR 2,444,323
f,p
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 1.926% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 922,984 921,636
f,p
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.276% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 1,000,000 988,469
f,p
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.729%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 5,053,152
2012-11A, CR2, 144A, FRN, 2.028%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,740,985
f,p
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.784% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 12,900,000 12,722,625
f,p
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Ireland 2,900,000 EUR 3,417,908
f,p
Ares XLVIII CLO Ltd. , 2018-48A , D , 144A, FRN , 2.834% , ( 3-month
USD LIBOR + 2.7% ), 7/20/30 ........................... United States 2,000,000 1,955,447
f,p
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 1.098%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 12,002,989
2018-1A, A2, 144A, FRN, 1.288%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 5,103,819
2020-4A, B, 144A, FRN, 2.084%, (3-month USD LIBOR + 1.95%),
10/20/33 .......................................... United States 8,350,000 8,362,183
f,p
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.284% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 5,100,000 5,046,145
f,p
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 17,350,000 EUR 20,602,485
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 5,250,000 EUR 6,237,645
f,p
BlueMountain CLO Ltd. ,
2012-2A, DR2, 144A, FRN, 3.055%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 1,753,000 1,732,401
2014-2A, CR2, 144A, FRN, 2.334%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,711,312
2016-3A, CR, 144A, FRN, 2.356%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 501,266

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,p
BlueMountain CLO Ltd., (continued)
2018-1A, B, 144A, FRN, 1.829%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 $ 273,400
2018-3A, C, 144A, FRN, 2.325%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 1,070,094
f,p
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,250,000 EUR 7,425,482
f,p
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, C, 144A, FRN, 1.826%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 2,300,000 2,283,564
2017-3A, D, 144A, FRN, 2.526%, (3-month USD LIBOR + 2.4%),
1/15/30 ........................................... United States 1,600,000 1,502,755
f,p
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.634% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 1,488,189 1,484,083
f,p
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.226% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,452,380 1,456,444
f,p
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 1.104%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 723,139
2014-1A, A2R2, 144A, FRN, 1.264%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,258,908
2014-1A, DR, 144A, FRN, 2.734%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 3,175,000 3,058,273
f,p
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.326% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 10,000,000 9,828,179
f,p
Carlyle US CLO Ltd. ,
2017-4A, C, 144A, FRN, 2.926%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 545,000 525,577
2017-5A, A2, 144A, FRN, 1.534%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,735,349
2017-5A, B, 144A, FRN, 1.934%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,905,260
f,p
Cent CLO 21 Ltd. , 2014-21A , CR2 , 144A, FRN , 3.329% , ( 3-month
USD LIBOR + 3.2% ), 7/27/30 ........................... United States 3,123,000 3,100,819
f,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 7.893%, 9/16/41 ................. United States 138,825 134,241
c
2018-29, PT, 144A, FRN, 30.891%, 12/15/43 ............... United States 579,665 577,701
2019-26, PT, 144A, FRN, 20.753%, 8/15/44 ................ United States 2,742,628 2,744,564
2019-31, PT, 144A, FRN, 22.416%, 9/15/44 ................ United States 2,451,574 2,433,113
2019-37, PT, 144A, FRN, 22.443%, 10/17/44 ............... United States 2,780,284 2,744,774
2019-42, PT, 144A, FRN, 21.204%, 11/15/44 ............... United States 3,300,028 3,300,828
2019-51, PT, 144A, FRN, 17.225%, 1/15/45 ................ United States 4,154,104 4,156,658
2019-52, PT, 144A, FRN, 16.627%, 1/15/45 ................ United States 4,180,658 4,215,113
2019-S1, PT, 144A, FRN, 18.465%, 4/15/44 ................ United States 1,374,257 1,351,192
2019-S2, PT, 144A, FRN, 15.051%, 5/16/44 ................ United States 1,178,723 1,173,621
2019-S3, PT, 144A, FRN, 15.166%, 6/15/44 ................ United States 1,740,284 1,733,821
2019-S4, PT, 144A, FRN, 14.24%, 8/15/44 ................. United States 2,028,706 2,030,320
2019-S5, PT, 144A, FRN, 13.929%, 9/15/44 ................ United States 2,200,709 2,200,894
2019-S6, PT, 144A, FRN, 12.466%, 10/17/44 ............... United States 2,120,334 2,084,764
2019-S7, PT, 144A, FRN, 11.254%, 12/15/44 ............... United States 2,287,026 2,259,551
2019-S8, PT, 144A, FRN, 11.978%, 1/15/45 ................ United States 3,016,386 2,971,232
2020-2, PT, 144A, FRN, 17.112%, 3/15/45 ................. United States 4,130,185 4,144,214
2020-7, PT, 144A, FRN, 16.993%, 4/17/45 ................. United States 2,653,525 2,630,233

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,p
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.254% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 6,000,000 $ 5,970,279
p
CWABS, Inc. , 2004-1 , M1 , FRN , 0.839% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 245,349 244,907
f,p
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 2.326% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,250,000 1,252,068
f,p
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 2.976% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 2,000,000 1,980,000
f,p
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 1.784%, (3-month USD LIBOR +
1.65%), 7/20/30 ..................................... United States 5,123,962 5,120,895
2018-3A, A2R, 144A, FRN, 1.884%, (3-month USD LIBOR +
1.75%), 7/20/30 ..................................... United States 9,488,818 9,483,025
f
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 11,584,375 11,638,820
f,p
Galaxy XXVII CLO Ltd. ,
2018-27A, A, 144A, FRN, 1.176%, (3-month USD LIBOR +
1.02%), 5/16/31 ..................................... United States 1,000,000 1,000,200
2018-27A, C, 144A, FRN, 1.956%, (3-month USD LIBOR + 1.8%),
5/16/31 ........................................... United States 4,000,000 3,999,998
f,p
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.726% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 1,000,000 1,002,302
f,p
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
1.934% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 4,500,000 4,491,573
f,p
Hayfin US XII Ltd. , 2018-9A , BR , 144A, FRN , 1.932% , ( 3-month
USD LIBOR + 1.8% ), 4/28/31 ........................... United States 14,500,000 14,510,875
f,p
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A, FRN ,
2.034% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 ............ United States 700,000 698,950
f,p
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 0.92% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 .......................... Ireland 50,450,000 EUR 59,912,372
f,p
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 2.276% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 3,000,000 3,002,537
f,p
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.534%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 2,000,000 1,995,000
26A, C, 144A, FRN, 1.934%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 9,600,000 9,560,217
26A, D, 144A, FRN, 2.634%, (3-month USD LIBOR + 2.5%),
1/20/31 ........................................... United States 600,000 561,793
f,p
LCM XVIII LP ,
18A, BR, 144A, FRN, 1.734%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,084,542
18A, CR, 144A, FRN, 1.984%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 1,981,413
f,p
Logan CLO I Ltd. , 2021-1A , A , 144A, FRN , 1.312% , ( 3-month USD
LIBOR + 1.16% ), 7/20/34 .............................. United States 4,750,000 4,752,964
f,p
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.509%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 5,794,361
2017-1A, B, 144A, FRN, 1.834%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,686,796
2017-1A, C, 144A, FRN, 2.534%, (3-month USD LIBOR + 2.4%),
1/17/30 ........................................... United States 3,100,000 3,033,546
f,p
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 41,450,000 EUR 49,283,984
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 4,600,000 EUR 5,470,324

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,p
Madison Park Funding XIII Ltd. , 2014-13A , DR2 , 144A, FRN ,
2.984% , ( 3-month USD LIBOR + 2.85% ), 4/19/30 ............ United States 1,973,000 $ 1,955,736
f,p
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.638%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,701,261
13A, C, 144A, FRN, 1.938%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,719,841
f,p
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.126% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 7,790,000 7,791,947
f,p
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A, FRN , 2.334% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 .................. United States 1,072,581 1,074,033
f,p
Madison Park Funding XXVII Ltd. , 2018-27A , C , 144A, FRN ,
2.734% , ( 3-month USD LIBOR + 2.6% ), 4/20/30 ............. United States 2,125,000 2,082,616
f,p
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 1.838%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,501,125
2018-31A, C, 144A, FRN, 2.288%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 651,787
f,p
Magnetite VII Ltd. , 2012-7A , CR2 , 144A, FRN , 2.176% , ( 3-month
USD LIBOR + 2.05% ), 1/15/28 .......................... United States 2,000,000 1,967,674
f,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 10,232,664 10,684,973
f,p
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.534% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 1,700,000 1,703,134
f,p
Neuberger Berman CLO XVI-S Ltd. ,
2017-16SA, CR, 144A, FRN, 2.026%, (3-month USD LIBOR +
1.9%), 4/15/34 ...................................... United States 2,350,000 2,350,136
2017-16SA, DR, 144A, FRN, 3.026%, (3-month USD LIBOR +
2.9%), 4/15/34 ...................................... United States 650,000 650,029
f,p
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.826% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 4,900,000 4,885,249
f,p
Octagon Investment Partners 18-R Ltd. , 2018-18A , C , 144A, FRN ,
2.826% , ( 3-month USD LIBOR + 2.7% ), 4/16/31 ............. United States 9,050,000 8,891,324
f,p
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.634%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 400,000 400,722
2017-1A, C, 144A, FRN, 2.884%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 2,800,000 2,781,137
f,p
Octagon Investment Partners 35 Ltd. ,
2018-1A, A1B, 144A, FRN, 1.234%, (3-month USD LIBOR +
1.1%), 1/20/31 ...................................... United States 3,325,000 3,306,664
2018-1A, B, 144A, FRN, 1.834%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 450,000 445,902
f,p
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 1.096%, (3-month USD LIBOR +
0.97%), 4/15/31 ..................................... United States 18,000,000 17,995,985
2018-1A, A2, 144A, FRN, 1.326%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,440,192
f,p
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
2.975% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 2,000,000 1,985,000
f,p
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.084% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 4,000,000 3,900,248
f,p
Octagon Investment Partners XVII Ltd. ,
2013-1A, BR2, 144A, FRN, 1.525%, (3-month USD LIBOR +
1.4%), 1/25/31 ...................................... United States 4,020,000 4,016,985

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,p
Octagon Investment Partners XVII Ltd., (continued)
2013-1A, CR2, 144A, FRN, 1.825%, (3-month USD LIBOR +
1.7%), 1/25/31 ...................................... United States 5,250,000 $ 5,198,308
f,p
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A, FRN , 2.355% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 .................. United States 750,000 748,312
f,p
Palmer Square CLO Ltd. , 2021-2A , A , 144A, FRN , 1.256% , ( 3-month
USD LIBOR + 1.15% ), 7/15/34 .......................... United States 1,000,000 1,000,909
f,p
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 1.325% , ( 3-month
USD LIBOR + 1.17% ), 5/18/34 .......................... United States 4,500,000 4,500,047
f,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,575,950 2,554,698
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 3,118,728 3,064,150
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,050,724 1,054,210
f,p
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.775% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 3,600,000 3,595,695
f,p
Sound Point CLO V-R Ltd. , 2014-1RA , D , 144A, FRN , 3.234% ,
( 3-month USD LIBOR + 3.1% ), 7/18/31 ................... United States 5,780,000 5,565,537
f,p
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.326% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 11,000,000 10,981,203
f,p
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.716%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 3,500,000 3,503,250
2017-1A, C, 144A, FRN, 2.006%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 2,800,000 2,802,194
f,p
TICP CLO VI Ltd. , 2016-6A , AR2 , 144A, FRN , 1.246% , ( 3-month
USD LIBOR + 1.12% ), 1/15/34 .......................... United States 9,200,000 9,202,300
f,o
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 3,470,925 3,524,583
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 9,314,439
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 1,619,567 1,643,103
f,o
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 15.567%, 6/15/25 ................ United States 950,053 851,690
2019-PT2, A, 144A, FRN, 13.977%, 2/15/26 ................ United States 2,235,692 2,258,787
f,p
Voya CLO Ltd. ,
2013-2A, CR, 144A, FRN, 2.875%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 1,650,000 1,604,870
2014-1A, BR2, 144A, FRN, 2.034%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,000,000 989,724
2014-1A, CR2, 144A, FRN, 2.934%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 3,750,000 3,626,955
2016-3A, CR, 144A, FRN, 3.384%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,547,170 2,467,891
2018-2A, A2, 144A, FRN, 1.376%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,493,438
2018-2A, C1, 144A, FRN, 1.976%, (3-month USD LIBOR +
1.85%), 7/15/31 ..................................... United States 700,000 694,003
f,p
Webster Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.934% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 ........................... United States 2,000,000 1,995,073
576,695,760
a a a a a a
Road & Rail 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 ........................................... United States 69,358 77,858
Total Asset-Backed Securities (Cost $572,574,456) ..............................
586,293,530

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities 0.3%
Diversified Financial Services 0.3%
o
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 1,576,925 $ 1,419,627
f,p
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.793% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,859,790
f,o
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 3,551,888
14,831,305
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
p
FNMA , 2005-122 , FN , FRN , 0.439% , ( 1-month USD LIBOR +
0.35% ), 1/25/36 ..................................... United States 380,188 368,046
c
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 5,996 5,996
374,042
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $15,035,940) ................
15,205,347
Mortgage-Backed Securities 14.8%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 1.593%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 804,724 808,109
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Gold Pools, 15 Year, 5.5%, 11/01/22 ................. United States 20,069 20,208
FHLMC Gold Pools, 15 Year, 6%, 10/01/21 - 9/01/22 ........... United States 20,494 20,695
FHLMC Gold Pools, 30 Year, 4.5%, 3/01/39 .................. United States 792,723 886,508
FHLMC Gold Pools, 30 Year, 5%, 8/01/33 - 2/01/39 ............ United States 5,048,498 5,754,918
FHLMC Gold Pools, 30 Year, 5.5%, 1/01/35 - 12/01/37 ......... United States 421,807 489,424
FHLMC Gold Pools, 30 Year, 6%, 5/01/33 - 4/01/38 ............ United States 608,234 717,281
FHLMC Gold Pools, 30 Year, 6.5%, 8/01/25 - 3/01/39 .......... United States 520,119 598,427
FHLMC Gold Pools, 30 Year, 7%, 1/01/28 - 7/01/32 ............ United States 38,591 43,511
FHLMC Gold Pools, 30 Year, 7.5%, 3/01/32 .................. United States 8,663 10,318
FHLMC Gold Pools, 30 Year, 8%, 2/01/30 ................... United States 10,552 12,041
FHLMC Gold Pools, 30 Year, 8.5%, 10/01/24 - 8/01/30 ......... United States 2,796 3,089
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 2,290,866 2,379,592
FHLMC Pool, 30 Year, 2.5%, 3/01/51 ....................... United States 1,338,749 1,409,911
12,345,923
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 1.573%, (6-month USD LIBOR +/- MBS Margin), 10/01/32 . United States 60,002 60,438
FNMA, 1.654% - 4.105%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................... United States 1,646,188 1,742,121
FNMA, 1.72% - 2.108%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37 .................................... United States 429,898 440,152
FNMA, 2.113% - 2.998%, (1-year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36 ................................... United States 101,447 103,087
FNMA, 2.62%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 ... United States 4,074 4,080
2,349,878
Federal National Mortgage Association (FNMA) Fixed Rate 12.5%
FNMA, 15 Year, 2%, 10/01/35 ............................ United States 2,439,991 2,535,951
FNMA, 15 Year, 2.5%, 10/01/31 ........................... United States 1,503,199 1,580,236
FNMA, 15 Year, 3%, 1/01/31 - 2/01/35 ...................... United States 10,015,154 10,595,698
FNMA, 15 Year, 5.5%, 12/01/22 - 12/01/23 .................. United States 23,889 24,399
FNMA, 15 Year, 6%, 9/01/22 ............................. United States 13,126 13,226
FNMA, 30 Year, 2.5%, 9/01/50 - 5/01/51 .................... United States 13,047,755 13,663,705
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 18,001,976 19,071,069
FNMA, 30 Year, 3%, 11/01/48 ............................ United States 44,093,186 46,746,590
FNMA, 30 Year, 3%, 4/01/51 ............................. United States 26,673,864 28,138,265
FNMA, 30 Year, 4.5%, 5/01/49 ........................... United States 2,081,824 2,241,471

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 1,030,743 $ 1,173,829
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 3,398,979 3,886,781
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 3,695,193 4,373,634
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 122,007 139,503
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 2,052 2,059
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 6,962 8,218
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 34,918 41,319
FNMA, 30 Year, 9%, 5/01/27 ............................. United States 6,524 6,549
r
FNMA, Single-family, 15 Year, 2%, 8/25/36 .................. United States 145,190,000 150,685,669
r
FNMA, Single-family, 30 Year, 2.5%, 8/25/51 ................. United States 357,349,000 372,271,108
657,199,279
q
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2% - 2.125%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 14,139 14,515
14,515
Government National Mortgage Association (GNMA) Fixed Rate 2.1%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 12,410 14,707
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 70,602 82,783
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 14,493 16,340
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 5,907 6,067
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 2/15/26 ........ United States 11,059 11,434
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 27 27
GNMA II, Single-family, 30 Year, 2%, 3/20/51 ................. United States 2,499,951 2,562,848
GNMA II, Single-family, 30 Year, 2%, 6/20/51 ................. United States 47,051,799 48,252,654
GNMA II, Single-family, 30 Year, 2.5%, 2/20/51 - 5/20/51 ........ United States 9,762,941 10,161,704
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 45,560,451 47,387,308
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ................. United States 769,910 806,727
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 1,935 2,196
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 214,361 259,257
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 26,050 29,765
109,593,817
Total Mortgage-Backed Securities (Cost $771,854,573) ...........................
782,311,521
Municipal Bonds 4.8%
California 1.9%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 6,810,000 7,411,167
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 5,870,000 6,371,617
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 4,445,000 4,818,952
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .... United States 9,935,000 9,934,691
California State University , Revenue , 2021 B , Refunding , 2.719% ,
11/01/52 .......................................... United States 7,185,000 7,203,205
Foothill-Eastern Transportation Corridor Agency , Revenue , 2019 A ,
Refunding , 4.094% , 1/15/49 ............................ United States 3,470,000 3,716,838
Gilroy Unified School District , GO , 2019 , Refunding , 3.364% , 8/01/47 United States 7,220,000 7,538,718

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
California (continued)
h
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ...................
United States 19,690,000 $ 19,818,050
GO, 2021, Refunding, 2.856%, 8/01/49 ...................
United States 11,465,000 11,521,891
San Jose Redevelopment Agency Successor Agency , Tax Allocation,
Senior Lien , 2017 A-T , Refunding , 3.226% , 8/01/27 .......... United States 6,150,000 6,862,743
University of California , Revenue , 2015 J , Refunding , 4.131% ,
5/15/45 ........................................... United States 10,750,000 13,102,277
98,300,149
Florida 0.1%
County of Broward , Airport System , Revenue , 2019 C , Refunding ,
3.477% , 10/01/43 .................................... United States 7,145,000 7,592,569
Illinois 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts , Revenue ,
2008 A , 6.899% , 12/01/40 ............................. United States 800,000 1,161,884
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 8,900,000 10,682,152
11,844,036
Louisiana 0.0%
†
City of New Orleans ,
Sewerage Service, Revenue, 2021, Refunding, AGMC Insured,
1.791%, 6/01/30 ................................... United States 1,300,000 1,302,522
Water System, Revenue, 2021, Refunding, AGMC Insured,
1.841%, 12/01/30 .................................. United States 1,400,000 1,397,801
2,700,323
Massachusetts 0.3%
Massachusetts School Building Authority , Revenue , 2019 B ,
Refunding , 3.395% , 10/15/40 ........................... United States 6,760,000 7,351,248
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 3.373% , 5/01/43 ............................ United States 5,900,000 6,238,943
13,590,191
Minnesota 0.1%
State of Minnesota , GO , 2013 F , Refunding , 4% , 10/01/24 ....... United States 5,760,000 6,241,594
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 4,060,000 4,720,647
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 6,715,000 7,878,601
New York State Dormitory Authority , State University of New York ,
Revenue , 2019 B , Refunding , 3.142% , 7/01/43 .............. United States 3,605,000 3,823,299
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 .........................
United States 4,570,000 5,219,992
Revenue, 192, 4.81%, 10/15/65 .........................
United States 5,000,000 7,151,555
24,073,447
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 16,585,000 17,215,001

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 2,265,000 $ 2,521,382
19,736,383
Pennsylvania 0.6%
Commonwealth Financing Authority , Revenue , 2021 A , 2.991% ,
6/01/42 ........................................... United States 25,050,000 26,325,734
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 6,315,000 6,798,382
33,124,116
Texas 0.4%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 12,790,000 16,212,252
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 ..............
United States 2,655,000 2,866,293
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 ..............
United States 2,255,000 2,378,100
21,456,645
Utah 0.2%
Salt Lake City Corp. , Revenue , 2019 B , Refunding , 3.102% , 4/01/38 United States 3,155,000 3,376,459
Utah Transit Authority , Revenue, Senior Lien , 2019 B , Refunding ,
3.443% , 12/15/42 .................................... United States 4,510,000 4,821,532
8,197,991
Total Municipal Bonds (Cost $234,669,093) .....................................
251,578,091
Residential Mortgage-Backed Securities 8.0%
Capital Markets 0.0%
†
p
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.829% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 348,926 349,949
Diversified Financial Services 0.7%
f
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 6,696,909 6,861,740
o
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 7,417,798 7,748,114
f,o
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 2,904,870 2,962,680
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 2,599,437 2,640,717
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 5,274,639 5,379,609
f,o
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 268,037 268,767
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 6 /25/ 37 ........................................ United States 112,412 96,598
f,p
FHLMC STACR REMIC Trust , 2020-DNA1 , M2 , 144A, FRN , 1.789% ,
( 1-month USD LIBOR + 1.7% ), 1/25/50 ................... United States 6,553,297 6,579,647
f,o
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 2,960,528 2,996,762
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 1,355,135 1,358,585
36,893,219
a a a a a a
Thrifts & Mortgage Finance 7.3%
p
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN3, M3, FRN, 4.089%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 5,467,050 5,580,627

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
p
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-DN4, M3, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 2,702,891 $ 2,743,781
2014-HQ1, M3, FRN, 4.189%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 471,819 475,118
2015-DNA2, M3, FRN, 3.989%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 13,826,025 13,992,305
2015-DNA3, M3, FRN, 4.789%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 2,676,050 2,769,843
2015-HQ2, M3, FRN, 3.339%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 2,467,433 2,505,616
2016-DNA1, M3, FRN, 5.639%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 16,466,753 17,255,580
2016-DNA2, M3, FRN, 4.739%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 20,399,077 21,321,915
2016-DNA4, M3, FRN, 3.889%, (1-month USD LIBOR + 3.8%),
3/25/29 ........................................... United States 8,869,074 9,192,022
2016-HQA2, M3, FRN, 5.239%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 22,610,908 23,452,758
2016-HQA3, M2, FRN, 1.439%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 85,104 85,079
2017-DNA1, M2, FRN, 3.339%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 13,867,525 14,253,866
2017-DNA2, M2, FRN, 3.539%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 26,327,007 27,303,133
2017-DNA3, M2, FRN, 2.589%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 13,500,000 13,805,255
2017-HQA1, M2, FRN, 3.639%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 23,557,779 24,360,301
2017-HQA2, M2, FRN, 2.739%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 7,046,788 7,166,665
2017-HQA3, M2, FRN, 2.439%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 7,085,853 7,259,090
p
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.339%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 4,595,862 4,804,964
2014-C02, 1M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 12,081,711 12,170,927
2014-C02, 2M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 3,469,826 3,506,226
2014-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 13,965,993 14,082,349
2014-C03, 2M2, FRN, 2.989%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,119,199 1,134,641
2014-C04, 1M2, FRN, 4.989%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 10,304,045 10,659,401
2014-C04, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 1,137,904 1,166,934
2015-C01, 1M2, FRN, 4.389%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,214,643 1,244,494
2015-C01, 2M2, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 345,586 346,193
2015-C02, 1M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 6,233,963 6,362,389
2015-C02, 2M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 685,327 691,770

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
p
FNMA Connecticut Avenue Securities, (continued)
2015-C03, 1M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 4,258,442 $ 4,374,184
2015-C03, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 732,266 741,197
2016-C02, 1M2, FRN, 6.089%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 10,692,277 11,242,313
2016-C03, 1M2, FRN, 5.389%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 4,619,043 4,855,324
2016-C04, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 20,974,007 21,933,457
2016-C05, 2M2, FRN, 4.539%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 10,691,386 11,203,309
2016-C07, 2M2, FRN, 4.439%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,687,723 8,064,978
2017-C01, 1M2, FRN, 3.639%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 11,265,325 11,674,108
2017-C02, 2M2, FRN, 3.739%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 7,854,153 8,117,100
2017-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 24,584,892 25,278,727
2017-C04, 2M2, FRN, 2.939%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,183,113 5,317,985
2017-C05, 1M2, FRN, 2.289%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 20,224,897 20,657,754
383,153,678
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $433,763,460) ................
420,396,846
Shares
Escrows and Litigation Trusts 0.0%
†
a
Mesquite Energy, Inc., Escrow Account ..................... United States 3,000,000 82,500
a,c
Millennium Corporate Claim Trust, Escrow Account ............ United States 73,753 —
a,c
Millennium Lender Claim Trust, Escrow Account .............. United States 73,753 —
Total Escrows and Litigation Trusts (Cost $2,814,453) ...........................
82,500
Total Long Term Investments (Cost $5,507,188,312) .............................
5,604,302,189
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 0.9%, Pay Floating 3-month USD LIBOR,
Counterparty CITI, Expires 9/16/21 ....................... 1 385,900,000 2,496,789
Puts - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.94%,
Counterparty CITI, Expires 9/03/21 ....................... 1 129,100,000 13,081
Receive Floating 3-month USD LIBOR, Pay Fixed 2.09%,
Counterparty DBAB, Expires 9/27/21 ..................... 1 129,100,000 34,557
Total Options Purchased (Cost $4,953,283) .....................................
2,544,427

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 4.6%
a a
Country Shares
a
Value
a
Money Market Funds 4.3%
e,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 229,501,774 $ 229,501,774
Total Money Market Funds (Cost $229,501,774) .................................
229,501,774
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.2%
e,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 12,280,000 12,280,000
Principal
Amount
*
Repurchase Agreements 0.1%
t
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $3,070,142)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$3,131,534) ........................................ 3,070,129 3,070,129
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $15,350,129) ...........................................................
15,350,129
Total Short Term Investments (Cost $244,851,903 ) ...............................
244,851,903
a
Total Investments (Cost $5,756,993,498) 110.8% .................................
$5,851,698,519
Options Written (0.0)%
†
......................................................
(64,714)
Other Assets, less Liabilities (10.8)% ..........................................
(573,888,712)
Net Assets 100.0% ...........................................................
$5,277,745,093
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.39%,
Counterparty CITI, Expires 9/16/21 ....................... 1 (385,900,000) (64,714)
(64,714)
Total Options Written (Premiums received $1,997,033) ...........................
$ (64,714)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
See Note 9 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $1,150,536,783, representing 21.8% of net assets.
g
Perpetual security with no stated maturity date.
h
A portion or all of the security purchased on a delayed delivery basis.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

i
Income may be received in additional securities and/or cash.
j
The coupon rate shown represents the rate at period end.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
n
Principal amount of security is adjusted for inflation.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis.
s
The rate shown is the annualized seven-day effective yield at period end.
t
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on July 30, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At July 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 1,196 $ 160,805,938 9/21/21 $ (963,741)
U.S. Treasury 10 Year Ultra Notes ................ Short 375 56,343,750 9/21/21 (1,855,792)
U.S. Treasury 2 Year Notes ..................... Long 1,321 291,486,906 9/30/21 (53,212)
U.S. Treasury 5 Year Notes ..................... Long 4,536 564,483,940 9/30/21 2,848,509
U.S. Treasury Long Bonds ..................... Short 375 61,769,531 9/21/21 (82,564)
U.S. Treasury Ultra Bonds ...................... Long 650 129,695,312 9/21/21 9,222,036
Total Futures Contracts ...................................................................... $9,115,236
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... JPHQ Buy 84,000,000 12,750,842 9/17/21 $ 191,377 $ —
Turkish Lira ........ JPHQ Buy 76,280,000 8,037,934 9/28/21 746,140 —
Indonesian Rupiah .. DBAB Buy 97,144,100,000 6,660,549 11/17/21 — (16,475)
Indonesian Rupiah .. JPHQ Buy 92,000,000,000 6,309,581 11/17/21 — (17,333)
Euro ............. JPHQ Sell 13,100,000 15,585,284 12/14/21 30,097 (28,257)
Canadian Dollar .... JPHQ Sell 16,300,000 13,233,259 12/16/21 170,739 —
Japanese Yen ...... JPHQ Buy 1,981,000,000 17,865,920 12/29/21 218,124 —
Australian Dollar .... JPHQ Buy 17,000,000 12,547,972 1/19/22 — (63,124)
Singapore Dollar .... JPHQ Buy 17,500,000 12,869,256 1/19/22 44,287 —
South Korean Won .. JPHQ Buy 14,600,000,000 12,630,195 1/19/22 5,507 —
Total Forward Exchange Contracts ................................................... $1,406,271 $(125,189)
Net unrealized appreciation (depreciation) ............................................ $1,281,082
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 8,800,000 $ (586,972) $ (418,347) $ (168,625)
Nabors Industries,
Inc. ....... (1.00)% Quarterly CITI 12/20/21 10,225,000 140,098 57,530 82,568
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 1,170,000 EUR 56,967 22,976 33,991 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,780,000 EUR 135,357 47,691 87,666 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,430,000 EUR 310,296 6,758 303,538 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 7,800,000 170,265 (202,063) 372,328 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 5,200,000 88,633 (43,239) 131,872 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 7,800,000 (999,075) (1,070,178) 71,103 B-
Macy's Retail
Holdings LLC . 1.00% Quarterly JPHQ 12/20/25 7,800,000 (660,256) (1,274,714) 614,458 B
Nabors Industries,
Inc. ....... 1.00% Quarterly CITI 12/20/23 10,225,000 (1,428,781) (730,406) (698,375) CCC-
Nordstrom, Inc. . 1.00% Quarterly BNDP 6/20/26 6,300,000 (397,377) (400,324) 2,947 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 6,300,000 (397,377) (307,202) (90,175) BB+
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 7,800,000 400,046 (203,843) 603,889 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 650,000 34,067 — 34,067 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 12,600,000 (3,047,702) (2,414,367) (633,335)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 14,000,000 42,226 — 42,226
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 10,500,000 20,609 — 20,609
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 3.97-
5.99% ..... 3.35% Quarterly CITI 12/20/21 1,100,000 15,922 — 15,922
Non-
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 7,800,000 $ 94,994 $ — $ 94,994
Non-
Investment
Grade
(e)
Citibank
Bespoke
Portsmouth,
Mezzanine
Tranche 5-10% 2.15% Quarterly CITI 6/20/22 30,000,000 410,046 — 410,046
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,325,000 29,446 11,232 18,214
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 0-5% —% Quarterly MSCO 12/20/21 35,331,906 6,996,230 4,881,495 2,114,735
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 8,300,000 7,888 — 7,888
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 8,300,000 2,864 — 2,864
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $1,438,414 $(2,037,001) $3,475,415
Total Credit Default Swap Contracts .................................... $1,438,414 $ (2,037,001) $3,475,415
Counterparty
Collateral
Pledged
(Received)
BNDP $400,000
BZWS (322,970)
CITI 13,190,000
FBCO (50,000)
JPHQ (614,690)
MSCO (7,190,000)
Total collateral
$5,412,340

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
At July 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
See A bbreviations on page 104 .
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.23% ..... Quarterly 2,830,500 USD
Pay Floating 3-month EURIBOR + 1.07% ......... Quarterly CITI 9/17/21 2,550,000 EUR $ (191,603)
Receive Floating 3-month USD LIBOR + 1.87% ..... Quarterly 6,160,000 USD
Pay Floating 3-month EURIBOR + 1.7% .......... Quarterly CITI 10/15/21 5,600,000 EUR (481,262)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 55,747,250 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 50,450,000 EUR (4,018,242)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 51,115,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 46,050,000 EUR (3,460,858)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 26,862,000 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 24,200,000 EUR (1,824,706)
Total Cross Currency Swap Contracts ........................................................... $(9,976,671)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 37,900,000 $ 2,864,485 $ — $ 2,864,485
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 45,100,000 3,277,288 — 3,277,288
Total Inflation Index Swap Contracts .................................. $6,141,773 $— $6,141,773

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At July 31, 2021, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Low Duration Total Return Fund - $116,680
Franklin Total Return Fund - $937,660
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows
(determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund,
3. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other markets risk(s) of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Low Duration Total Return Fund - Futures, forwards and swaps
Franklin Managed Income Fund - Options
Franklin Total Return Fund - Futures, forwards, options, swaps and VRI
4. Mortgage Dollar Rolls
Franklin Low Duration Total Return Fund and Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains
3. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At July 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
7. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of
Investments.
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
1,219,956 Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 12,791,766 $ 29,876,200
Total Restricted Securities (Value is 2.4% of Net Assets) .............. $12,791,766 $29,876,200
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) .............. $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,469 $ —
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) .............. $223,594 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $- as of July 31, 2021.
4. Mortgage Dollar Rolls
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At July 31, 2021, unfunded commitments were as follows:
8. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2021, investments in “affiliated companies” were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Fieldwood Energy LLC $6,781,487
AI Aqua Merger Sub, Inc. 595,890
Aveanna Healthcare LLC 589,706
National Mentor Holdings Inc. 452,795
Sovos Compliance, LLC, Term Loan 217,428
Total
$8,637,306
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 18,106,975 $ — $ — $ — $ 11,769,225 $ 29,876,200 1,219,956 $ —
Remington Outdoor Co.,
Inc. ............ — — — (73,081,001) 73,081,001 —
a
— —
Remington Outdoor Co.,
Inc., Litigation Units . — — — — — —
b
— —
Interest
Appvion Operations,
Inc., Term Loan, 7%,
(3-month USD LIBOR +
6%), 6/12/26 ...... 28,599,539 — (29,102,436) 59,911 442,986 —
a
— 888,285
c
Total Affiliated Securities
(Value is 2.4% of Net
Assets) .......... $46,706,514 $— $(29,102,436) $(73,021,090) $85,293,212 $29,876,200 $888,285
a
As of July 31, 2021, no longer held by the fund.
b
As of July 31, 2021, no longer an affiliate.
c
Includes non-cash dividend/interest received.
7. Unfunded Loan Commitments
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $37,053,731 $7,431,768 $(10,550,889) $— $— $33,934,610 33,934,610 $1,452
Total Affiliated Securities .... $37,053,731 $7,431,768 $(10,550,889) $— $— $33,934,610 $1,452
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $211,356,904 $771,643,715 $(766,048,414) $— $— $216,952,205 216,952,205 $6,614
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $6,200,000 $132,671,000 $(118,941,000) $ — $ — $19,930,000 19,930,000 $951
Total Affiliated Securities .... $217,556,904 $904,314,715 $(884,989,414) $— $— $236,882,205 $7,565
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $13,813,242 $461,626,461 $(414,174,403) $— $— $61,265,300 61,265,300 $1,726
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $14,180,000 $84,111,000 $(92,326,000) $ — $ — $5,965,000 5,965,000 $372
Total Affiliated Securities .... $27,993,242 $545,737,461 $(506,500,403) $— $— $67,230,300 $2,098

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund ................... $37,437,554 $— $(4,000,005) $(1,176,106) $4,362,757 $36,624,200 4,630,114 $1,224,725
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. 69,832,875 96,591,368 (104,389,998) — — 62,034,245 62,034,245 2,513
Total Non-Controlled Affiliates $107,270,429 $96,591,368 $(108,390,003) $ (1,176,106) $ 4,362,757 $98,658,445 $ 1,227,238
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $9,169,000 $(4,627,000) $ — $ — $4,542,000 4,542,000 $13
Total Affiliated Securities .... $107,270,429 $105,760,368 $(113,017,003) $(1,176,106) $4,362,757 $103,200,445 $1,227,251
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund ................... $17,370,266 $103,515,968 $— $— $(3,536,876) $117,349,358 14,835,570 $1,662,640
Franklin Liberty High Yield
Corporate ETF ............ — 6,912,430 — — (26,597) 6,885,833 259,500 210,505
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. 197,465,127 242,791,064 (384,194,564) — — 56,061,627 56,061,627 3,306
Total Non-Controlled Affiliates $214,835,393 $353,219,462 $(384,194,564) $— $(3,563,473) $180,296,818 $1,876,451
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $5,233,000 $(5,233,000) $— $ — $—
a
— $7
Total Affiliated Securities .... $214,835,393 $358,452,462 $(389,427,564) $— $(3,563,473) $180,296,818 $1,876,458
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Systematic Style
Premia ETF .............. $25,719,105 $— $— $ — $ (1,631,605) $ 24,087,500 1,175,000 $ 2,086,048
Franklin Liberty U.S. Low Volatility
ETF .................... 37,699,500 — (6,721,716) 1,596,666 9,023,750 41,598,200 860,000 497,366
Total Controlled Affiliates .... $63,418,605 $— $(6,721,716) $ 1,596,666 $ 7,392,145 $65,685,700 $ 2,583,414
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Managed Income Fund (continued)
Non-Controlled Affiliates
Dividends
Franklin FTSE United Kingdom
ETF .................... $27,669,150 $— $(6,195,618) $326,243 $9,375,225 $31,175,000 1,250,000 $1,051,847
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. 28,554,890 938,095,774 (831,316,987) — — 135,333,677 135,333,677 3,525
Total Non-Controlled Affiliates $56,224,040 $938,095,774 $(837,512,605) $ 326,243 $ 9,375,225 $166,508,677 $ $1,055,372
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $2,956,000 $92,189,000 $(65,225,000) $ — $ — $29,920,000 29,920,000 $405
Total Affiliated Securities .... $122,598,645 $1,030,284,774 $(909,459,321) $1,922,909 $16,767,370 $262,114,377 $3,639,191
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund ................... $11,263,485 $177,153,326 $— $— $2,342,59 7 $ $190,759,40 8 24,116,234 $2,648,856
Franklin Liberty High Yield
Corporate ETF ............ 147,928,671 — — — 6,770,379 154,699,050 5,830,000 5,642,361
Franklin Liberty Investment Grade
Corporate ETF ............ 487,160,950 — — — (2,016,850) 485,144,100 18,335,000 14,455,113
b
Total Controlled Affiliates .... $646,353,106 $177,153,326 $— $— $7,096,12 6 $830,602,558 $22,746,330
Non-Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $21,950,830 $20,560,444 $— $— $718,018 $43,229,292 1,737,400 $817,069
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. 226,741,557 988,748,543 (985,988,326) — — 229,501,774 229,501,774 4,439
Total Non-Controlled Affiliates $248,692,387 $1,009,308,987 $(985,988,326) $— $718,018 $272,731,066 $821,508
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $36,709,000 $(24,429,000) $— $— $12,280,000 12,280,000 $172
Total Affiliated Securities .... $895,045,493 $1,223,171,313 $(1,010,417,326) $— $7,814,144 $1,115,613,624 $23,568,010
a
As of July 31, 2021, no longer held by the fund.
b
Dividend income includes any capital gain distributions received from underlying funds.
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 64,406,947 $ — $ 64,406,947
Mortgage-Backed Securities ................ — 559,563,242 — 559,563,242
Short Term Investments ................... 33,934,610 17,998,636 — 51,933,246
Total Investments in Securities ........... $33,934,610 $641,968,825 $— $675,903,435
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ........................ 172,245,849 — — 172,245,849
Convertible Preferred Stocks :
Auto Components ...................... 99,512,800 — — 99,512,800
Capital Markets ........................ 112,934,400 — — 112,934,400
Chemicals ........................... 60,732,808 — — 60,732,808
Electric Utilities ........................ 177,832,900 — — 177,832,900
Food Products ........................ 74,365,200 — — 74,365,200
Health Care Equipment & Supplies ......... 130,117,157 — — 130,117,157
Health Care Technology ................. 21,807,000 — — 21,807,000
Life Sciences Tools & Services ............ 94,833,000 — — 94,833,000
Multi-Utilities .......................... 88,470,000 — — 88,470,000
Semiconductors & Semiconductor Equipment . 109,802,574 — — 109,802,574
Water Utilities ......................... 46,700,500 — — 46,700,500
Wireless Telecommunication Services ....... — 60,285,120 — 60,285,120
Convertible Bonds ....................... — 3,745,407,645 — 3,745,407,645
Short Term Investments ................... 236,882,205 4,209,339 — 241,091,544
Total Investments in Securities ........... $1,426,236,393 $3,809,902,104 $— $5,236,138,497
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 128,600,015 — — 128,600,015
Air Freight & Logistics ................... 86,112,000 — — 86,112,000
Banks ............................... 341,319,350 — — 341,319,350
Beverages ........................... 126,481,100 — — 126,481,100
Capital Markets ........................ 291,159,906 — — 291,159,906
Chemicals ........................... 97,248,850 27,896,552 — 125,145,402

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Commercial Services & Supplies ........... $ 55,274,120 $ — $ — $ 55,274,120
Communications Equipment .............. 20,763,750 — — 20,763,750
Diversified Telecommunication Services ..... 48,625,974 — — 48,625,974
Electric Utilities ........................ 210,230,060 — — 210,230,060
Electrical Equipment .................... 85,535,775 — — 85,535,775
Equity Real Estate Investment Trusts (REITs) . 44,478,720 — — 44,478,720
Food & Staples Retailing ................. 42,836,275 — — 42,836,275
Health Care Equipment & Supplies ......... 98,942,085 — — 98,942,085
Health Care Providers & Services .......... 88,358,300 — — 88,358,300
Hotels, Restaurants & Leisure ............. 54,124,330 — — 54,124,330
Household Products .................... 84,626,850 — — 84,626,850
Insurance ............................ 18,319,265 — — 18,319,265
IT Services ........................... 44,462,650 — — 44,462,650
Life Sciences Tools & Services ............ 18,360,340 — — 18,360,340
Machinery ............................ 74,499,956 — — 74,499,956
Media ............................... 66,183,750 — — 66,183,750
Multiline Retail ........................ 97,241,125 — — 97,241,125
Oil, Gas & Consumable Fuels ............. 167,074,770 — — 167,074,770
Pharmaceuticals ....................... 171,297,000 — — 171,297,000
Road & Rail .......................... 49,580,709 — — 49,580,709
Semiconductors & Semiconductor Equipment . 65,529,360 — — 65,529,360
Software ............................. 71,701,835 — — 71,701,835
Specialty Retail ........................ 86,706,100 — — 86,706,100
Technology Hardware, Storage & Peripherals . 19,399,380 — — 19,399,380
Equity-Linked Securities ................... — 294,461,565 — 294,461,565
Convertible Preferred Stocks ............... 207,357,656 — — 207,357,656
Short Term Investments ................... 67,230,300 1,492,188 — 68,722,488
Total Investments in Securities ........... $3,129,661,656 $323,850,305
b
$— $3,453,511,961
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 671,651 — 671,651
Machinery ............................ — 11,498,960 — 11,498,960
Paper & Forest Products ................. — — 29,876,200 29,876,200
Road & Rail .......................... — — —
c
—
Management Investment Companies ......... 42,801,765 — — 42,801,765
Preferred Stocks ........................ — 2,045,055 — 2,045,055
Rights ................................ — — 1,456,552 1,456,552
Warrants .............................. — — 1,099 1,099
Corporate Bonds :
Airlines .............................. — 13,131,566 — 13,131,566
Chemicals ........................... — 3,906,396 — 3,906,396
Construction Materials .................. — 4,251,728 — 4,251,728
Containers & Packaging ................. — 2,500,000 — 2,500,000
Diversified Telecommunication Services ..... — 2,017,320 — 2,017,320
Hotels, Restaurants & Leisure ............. — 534,390 — 534,390
Independent Power and Renewable Electricity
Producers .......................... — 1,384,895 — 1,384,895
Media ............................... — 6,509,473 — 6,509,473
Oil, Gas & Consumable Fuels ............. — 2,536,824 — 2,536,824
Road & Rail .......................... — 501,250 19,870,734 20,371,984
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,419,389 $ — $ 1,419,389
Senior Floating Rate Interests ............... — 1,023,999,995 6,420,436 1,030,420,431
Asset-Backed Securities .................. — 9,467,728 — 9,467,728
Escrows and Litigation Trusts ............... — 2,359,375 —
c
2,359,375
Short Term Investments ................... 66,576,245 84,223,005 — 150,799,250
Total Investments in Securities ........... $109,378,010 $1,172,959,000 $57,625,021 $1,339,962,031
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 463,697 $ — $ 463,697
Total Other Financial Instruments ......... $— $463,697 $— $463,697
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — 732
c
732
Management Investment Companies ......... 134,038,541 — — 134,038,541
Warrants :
Oil, Gas & Consumable Fuels ............. — — 540 540
Paper & Forest Products ................. 569 — — 569
Corporate Bonds :
Aerospace & Defense ................... — 16,417,401 — 16,417,401
Air Freight & Logistics ................... — 1,702,150 — 1,702,150
Airlines .............................. — 8,822,355 — 8,822,355
Auto Components ...................... — 976,004 — 976,004
Banks ............................... — 118,458,064 — 118,458,064
Beverages ........................... — 13,286,944 — 13,286,944
Biotechnology ......................... — 6,131,412 — 6,131,412
Capital Markets ........................ — 37,129,482 — 37,129,482
Chemicals ........................... — 14,087,041 — 14,087,041
Commercial Services & Supplies ........... — 1,435,827 — 1,435,827
Communications Equipment .............. — 1,524,375 — 1,524,375
Consumer Finance ..................... — 20,481,682 — 20,481,682
Containers & Packaging ................. — 2,076,125 — 2,076,125
Diversified Financial Services ............. — 8,251,999 — 8,251,999
Diversified Telecommunication Services ..... — 25,522,385 — 25,522,385
Electric Utilities ........................ — 29,028,781 — 29,028,781
Energy Equipment & Services ............. — 9,080,581 — 9,080,581
Entertainment ......................... — 19,316,720 — 19,316,720
Equity Real Estate Investment Trusts (REITs) . — 3,061,815 — 3,061,815
Food & Staples Retailing ................. — 3,181,822 — 3,181,822
Health Care Equipment & Supplies ......... — 350,639 — 350,639
Health Care Providers & Services .......... — 24,072,206 — 24,072,206
Hotels, Restaurants & Leisure ............. — 10,288,122 — 10,288,122
Independent Power and Renewable Electricity
Producers .......................... — 2,392,381 — 2,392,381
Interactive Media & Services .............. — 19,623,169 — 19,623,169
Internet & Direct Marketing Retail .......... — 15,694,180 — 15,694,180
IT Services ........................... — 5,449,303 — 5,449,303
Machinery ............................ — 1,299,300 — 1,299,300
Media ............................... — 17,161,271 — 17,161,271
Metals & Mining ....................... — 1,016,285 — 1,016,285
Multiline Retail ........................ — — —
c
—
Multi-Utilities .......................... — 7,464,832 — 7,464,832
Oil, Gas & Consumable Fuels ............. — 56,382,596 — 56,382,596
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Personal Products ..................... $ — $ 6,839,269 $ — $ 6,839,269
Pharmaceuticals ....................... — 21,013,602 — 21,013,602
Real Estate Management & Development .... — 829,272 — 829,272
Semiconductors & Semiconductor Equipment . — 10,735,608 — 10,735,608
Specialty Retail ........................ — 537,064 — 537,064
Thrifts & Mortgage Finance ............... — 10,676,489 — 10,676,489
Tobacco ............................. — 9,218,629 — 9,218,629
Trading Companies & Distributors .......... — 1,506,743 — 1,506,743
Wireless Telecommunication Services ....... — 3,998,931 — 3,998,931
Senior Floating Rate Interests ............... — 24,209,890 — 24,209,890
Marketplace Loans ...................... — — 26,775,088 26,775,088
Foreign Government and Agency Securities .... — 146,407,880 — 146,407,880
U.S. Government and Agency Securities ....... — 979,328,192 — 979,328,192
Asset-Backed Securities :
Airlines .............................. — 482,016 — 482,016
Commercial Services & Supplies ........... — 14,739,540 — 14,739,540
Consumer Finance ..................... — 13,610,009 — 13,610,009
Diversified Financial Services ............. — 379,891,398 234,691 380,126,089
Thrifts & Mortgage Finance ............... — 405,460 — 405,460
Commercial Mortgage-Backed Securities ...... — 59,901,960 — 59,901,960
Mortgage-Backed Securities ................ — 72,479,431 — 72,479,431
Municipal Bonds ......................... — 32,530,477 — 32,530,477
Residential Mortgage-Backed Securities ...... — 185,610,240 — 185,610,240
Escrows and Litigation Trusts ............... — 52,250 —
c
52,250
Short Term Investments ................... 56,061,627 164,049,874 — 220,111,501
Total Investments in Securities ........... $190,100,737 $2,640,221,473 $27,011,051 $2,857,333,261
Other Financial Instruments:
Forward exchange contracts ............... — 254,390 — 254,390
Swap contracts ......................... — 3,473,443 — 3,473,443
Total Other Financial Instruments ......... $— $3,727,833 $— $3,727,833
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 87,730 $ — $ 87,730
Futures contracts ........................ 3,295,317 — — 3,295,317
Swap contracts .......................... — 5,907,519 — 5,907,519
Total Other Financial Instruments ......... $3,295,317 $5,995,249 $— $9,290,566
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 108,832,773 — — 108,832,773
Air Freight & Logistics ................... 33,488,000 — — 33,488,000
Banks ............................... 219,386,443 — — 219,386,443
Beverages ........................... 99,701,050 — — 99,701,050
Biotechnology ......................... 55,242,500 — — 55,242,500
Capital Markets ........................ 33,593,000 — — 33,593,000
Chemicals ........................... 40,961,500 — — 40,961,500
Diversified Telecommunication Services ..... 97,868,125 24,906,058 — 122,774,183
Electric Utilities ........................ 115,901,750 — — 115,901,750
Food Products ........................ 31,723,750 — — 31,723,750
Health Care Providers & Services .......... 99,547,200 — — 99,547,200
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Products .................... $ 85,338,000 $ — $ — $ 85,338,000
Industrial Conglomerates ................ 70,137,000 — — 70,137,000
Insurance ............................ 14,892,000 — — 14,892,000
IT Services ........................... 61,283,187 — — 61,283,187
Multiline Retail ........................ 26,105,000 — — 26,105,000
Multi-Utilities .......................... 119,438,039 — — 119,438,039
Oil, Gas & Consumable Fuels ............. 129,238,100 — — 129,238,100
Personal Products ..................... — 23,017,302 — 23,017,302
Pharmaceuticals ....................... 185,031,600 — — 185,031,600
Road & Rail .......................... 44,845,800 — — 44,845,800
Semiconductors & Semiconductor Equipment . 98,619,354 — — 98,619,354
Specialty Retail ........................ 49,228,500 — — 49,228,500
Tobacco ............................. 12,981,673 — — 12,981,673
Management Investment Companies ......... 96,860,700 — — 96,860,700
Equity-Linked Securities ................... — 556,162,048 — 556,162,048
Convertible Preferred Stocks ............... 431,663,695 — — 431,663,695
Corporate Bonds ........................ — 895,826,398 — 895,826,398
U.S. Government and Agency Securities ....... — 128,092,496 — 128,092,496
Asset-Backed Securities .................. — 22,116,786 — 22,116,786
Mortgage-Backed Securities ................ — 32,429,397 — 32,429,397
Options purchased ....................... 22,554,000 — — 22,554,000
Short Term Investments ................... 165,253,677 7,480,030 — 172,733,707
Total Investments in Securities ........... $2,549,716,416 $1,690,030,515
d
$— $4,239,746,931
Liabilities:
Other Financial Instruments:
Options written .......................... $ 14,192,250 $ — $ — $ 14,192,250
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 660,832 — — 660,832
Multiline Retail ........................ — — —
c
—
Oil, Gas & Consumable Fuels ............. — — 3,256 3,256
Management Investment Companies ......... 952,478,950 — — 952,478,950
Preferred Stocks ........................ 2,577,960 — — 2,577,960
Warrants :
Oil, Gas & Consumable Fuels ............. — — 1,259 1,259
Paper & Forest Products ................. 2,855 — — 2,855
Corporate Bonds :
Aerospace & Defense ................... — 17,728,920 — 17,728,920
Air Freight & Logistics ................... — 5,641,912 — 5,641,912
Airlines .............................. — 29,171,402 — 29,171,402
Auto Components ...................... — 2,738,737 — 2,738,737
Banks ............................... — 96,140,777 — 96,140,777
Beverages ........................... — 6,608,807 — 6,608,807
Biotechnology ......................... — 35,682,034 — 35,682,034
Capital Markets ........................ — 9,130,489 — 9,130,489
Chemicals ........................... — 25,297,759 — 25,297,759
Commercial Services & Supplies ........... — 6,715,381 — 6,715,381
Communications Equipment .............. — 3,039,150 — 3,039,150
Consumer Finance ..................... — 6,385,354 — 6,385,354
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Containers & Packaging ................. $ — $ 16,267,608 $ — $ 16,267,608
Diversified Financial Services ............. — 12,637,475 — 12,637,475
Diversified Telecommunication Services ..... — 23,033,280 — 23,033,280
Electric Utilities ........................ — 74,033,585 — 74,033,585
Electronic Equipment, Instruments &
Components ........................ — 22,561,952 — 22,561,952
Energy Equipment & Services ............. — 3,413,479 — 3,413,479
Entertainment ......................... — 19,149,033 — 19,149,033
Equity Real Estate Investment Trusts (REITs) . — 15,021,461 — 15,021,461
Food & Staples Retailing ................. — 10,642,646 — 10,642,646
Food Products ........................ — 15,001,804 — 15,001,804
Health Care Equipment & Supplies ......... — 8,120,220 — 8,120,220
Health Care Providers & Services .......... — 51,711,066 — 51,711,066
Hotels, Restaurants & Leisure ............. — 46,017,947 — 46,017,947
Household Durables .................... — 17,755,354 — 17,755,354
Independent Power and Renewable Electricity
Producers .......................... — 13,149,006 — 13,149,006
Insurance ............................ — 23,082,466 — 23,082,466
Interactive Media & Services .............. — 15,103,874 — 15,103,874
Internet & Direct Marketing Retail .......... — 23,424,107 — 23,424,107
IT Services ........................... — 14,338,808 — 14,338,808
Machinery ............................ — 2,455,910 — 2,455,910
Media ............................... — 44,671,584 — 44,671,584
Metals & Mining ....................... — 2,665,388 — 2,665,388
Multiline Retail ........................ — 13,427,305 —
c
13,427,305
Multi-Utilities .......................... — 20,357,232 — 20,357,232
Oil, Gas & Consumable Fuels ............. — 103,354,024 — 103,354,024
Paper & Forest Products ................. — 12,458,675 — 12,458,675
Personal Products ..................... — 12,852,348 — 12,852,348
Pharmaceuticals ....................... — 22,434,558 — 22,434,558
Real Estate Management & Development .... — 2,643,239 — 2,643,239
Road & Rail .......................... — 21,742,840 — 21,742,840
Semiconductors & Semiconductor Equipment . — 14,703,341 — 14,703,341
Software ............................. — 578,433 — 578,433
Specialty Retail ........................ — 6,796,668 — 6,796,668
Thrifts & Mortgage Finance ............... — 18,295,620 — 18,295,620
Tobacco ............................. — 16,272,115 — 16,272,115
Trading Companies & Distributors .......... — 3,665,093 — 3,665,093
Wireless Telecommunication Services ....... — 43,619,395 — 43,619,395
Senior Floating Rate Interests ............... — 56,756,637 — 56,756,637
Marketplace Loans ...................... — — 25,838,973 25,838,973
Foreign Government and Agency Securities .... — 225,312,527 — 225,312,527
U.S. Government and Agency Securities ....... — 1,253,061,444 — 1,253,061,444
Asset-Backed Securities :
Airlines .............................. — 1,472,511 — 1,472,511
Commercial Services & Supplies ........... — 8,047,401 — 8,047,401
Diversified Financial Services ............. — 576,118,059 577,701 576,695,760
Road & Rail .......................... — 77,858 — 77,858
Commercial Mortgage-Backed Securities :
Diversified Financial Services ............. — 14,831,305 — 14,831,305
Thrifts & Mortgage Finance ............... — 368,046 5,996 374,042
Mortgage-Backed Securities ................ — 782,311,521 — 782,311,521
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the nine months ended July 31,
2021, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Commercial Mortgage-Backed Securities:
Municipal Bonds ......................... $ — $ 251,578,091 $ — $ 251,578,091
Residential Mortgage-Backed Securities ...... — 420,396,846 — 420,396,846
Escrows and Litigation Trusts ............... — 82,500 —
c
82,500
Options purchased ....................... — 2,544,427 — 2,544,427
Short Term Investments ................... 241,781,774 3,070,129 — 244,851,903
Total Investments in Securities ........... $1,197,502,371 $4,627,768,963 $26,427,185 $5,851,698,519
Other Financial Instruments:
Forward exchange contracts ............... — 1,406,271 — 1,406,271
Futures contracts ........................ 12,070,545 — — 12,070,545
Swap contracts ......................... — 11,207,698 — 11,207,698
Total Other Financial Instruments ......... $12,070,545 $12,613,969 $— $24,684,514
Liabilities:
Other Financial Instruments:
Options written .......................... — 64,714 — 64,714
Forward exchange contracts ................ — 125,189 — 125,189
Futures contracts ........................ 2,955,309 — — 2,955,309
Swap contracts .......................... — 11,567,181 — 11,567,181
Total Other Financial Instruments ......... $2,955,309 $11,757,084 $— $14,712,393
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $27,896,552, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes securities determined to have no value at July 31, 2021.
d
Includes foreign securities valued at $47,923,360, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
d
$ — $ —
d
$ — $ — $ — $ (73,081,001) $ 73,081,001 $ — $ —
Oil, Gas & Consumable
Fuels .......... 1,460,626 — (2,592,340) — — — 731,395 400,319 — —
Paper & Forest Products 18,106,975 — — — — — — 11,769,225 29,876,200 11,769,225
Road & Rail ....... —
d
— — — — — — — —
d
—
Rights :
Energy Equipment &
Services ........ — 1,456,589 — — — — — (37) 1,456,552 (37)
Warrants :
Machinery ......... — —
d
— — — — — 1,099 1,099 1,099
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds :
Road & Rail ....... $ 18,585,180 $ — $ — $ — $ — $ 1,440,775 $ — $ (155,221) $ 19,870,734 $ (155,221)
Senior Floating Rate
Interests :
Household Products .. 45,517,441 — (23,129,450) — — 8,862 95,091 (16,071,508) 6,420,436 (19,364,107)
Road & Rail ....... 14,180,644 — (15,430,072) — — (166,143) (509,085) 1,924,656 — —
Escrows and Litigation
Trusts ........... —
d
— (289,347) — — — 289,347 — —
d
—
Total Investments in
Securities ............ $97,850,866 $1,456,589 $(41,441,209) $— $— $1,283,494 $(72,474,253) $70,949,534 $57,625,021 $(7,749,041)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . —
d
— (3,690,418)
e
— — — — 3,690,418 — —
Multiline Retail ...... —
d
— —
e
— — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... — — (3,827)
e
863 — — — 3,696 732 3,696
Paper & Forest Products 367,190 — (334,607)
e
— — — — (32,583) — —
Road & Rail ....... —
d
— —
e
— — — — — — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 15 — — — — — — 525 540 525
Corporate Bonds :
Multiline Retail ...... 1,469 184 — — — (32,225) — 30,572 —
d
30,572
Road & Rail ....... 306,219 — (341,063)
e
— — 13,291 432 21,121 — —
Senior Floating Rate
Interests :
Household Products .. 2,874,048 — (3,243,529)
e
— — 476 6,810 362,195 — —
Road & Rail ....... 233,647 — (252,634)
e
— — 326 (37) 18,698 — —
Marketplace Loans :
Diversified Financial
Services ........ 27,612,358 16,064,100 (17,731,920) — — — (1,431,196) 2,261,746 26,775,088 498,818
Asset-Backed Securities :
Diversified Financial
Services ........ — — (134,141)
e
329,683 — — (4,593) 43,742 234,691 43,742
Escrows and Litigation
Trusts ........... —
d
— —
e
— — — — — —
d
—
Total Investments in
Securities ............ $31,394,946 $16,064,284 $(25,732,139) $330,546 $— $(18,132) $(1,428,584) $6,400,130 $27,011,051 $577,353
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
e
Includes securities delivered as a result of an in-kind transfer.
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2021, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
....
$29,876,200 Discounted cash flow Weighted average
cost of capital
21.3% Decrease
c
Free cash flow $138.7 mil Increase
c
Discount for lack of
marketability
6.1% Decrease
c
Long term growth 2.5% Increase
Corporate Bonds:
Road & Rail
..............
19,870,734 Discounted cash flow Discount rate 15.5% Decrease
Free cash flow $19.9 mil Increase
Senior Floating Rate Interests:
Household Products
........
6,420,436 Recovery value Asset value estimate $14.4 mil Increase
c
All other Investments
..........
1,457,651
d,e
Total
.......................
$57,625,021
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
.............
$9,344,004 Discounted cash flow Loss-Adjusted
Discount rate
7.2% Decrease
Projected Loss rate 17.6% Decrease
Lending Club LCX
.........
2,872,618 Discounted cash flow Loss-Adjusted
Discount rate
9.0% Decrease
Projected Loss rate 17.6% Decrease
Square Capital
............
13,266,653 Discounted cash flow Loss-Adjusted
Discount rate
11.1% Decrease
Projected Loss rate 5.3% Decrease
All other investments
..........
1,527,776
d,e
Total
.......................
$27,011,051
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at July 31, 2021.
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America, N.A.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
DOP
Dominican Peso
EUR
Euro
USD
United States Dollar
UYU
Uruguayan Peso
Index
MCDX.
NA.Series
number
MCDX North America Index
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.